UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2010

Item 1:	Reports to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2010

Lord Abbett Series Fund — Bond Debenture Portfolio

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Bond Debenture Portfolio for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 – 6/30/10
Class VC
Actual	$1,000.00	$1,027.50	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Agency	1.11%
Banking	4.90%
Basic Industry	9.02%
Brokerage	0.51%
Capital Goods	10.64%
Consumer Cyclical	7.22%
Consumer Non-Cyclical	6.77%
Energy	10.87%
Finance & Investment	2.09%
Government Guaranteed	0.18%
Insurance	1.59%
Media	6.30%
Real Estate	0.84%
Services Cyclical	9.43%
Services Non-Cyclical	7.32%
Technology & Electronics	7.04%
Telecommunications	7.20%
Utility	4.22%
Short-Term Investment	2.75%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2010

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 96.32%

COMMON STOCKS 1.37%

Auto Parts & Equipment 0.14%
Cooper-Standard Holdings, Inc.*			3	$100,884
Cooper-Standard Holdings, Inc.*(a)			19	577,560

Total				678,444

Chemicals 0.32%
LyondellBasell Industries NV Class A (Netherlands)*(b)			50	804,657
LyondellBasell Industries NV Class B (Netherlands)*(b)			45	726,395

Total				1,531,052

Forestry/Paper 0.25%
Smurfit-Stone Container Corp.*			48	1,194,583

Life Insurance 0.08%
MetLife, Inc.			11	399,652

Media: Cable 0.33%
Charter Communications, Inc. Class A			45	1,605,197

Metals/Mining (Excluding Steel) 0.25%
Freeport-McMoRan Copper & Gold, Inc.			2	125,474
Vale SA ADR			44	1,082,723

Total				1,208,197

Total Common Stocks (cost $5,798,940)				6,617,125

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 10.29%

Aerospace/Defense 0.59%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$750	714,375
GenCorp, Inc.	2.25%	11/15/2024	675	630,281
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	1,500	1,507,500

Total				2,852,156

Airlines 0.24%
UAL Corp.	4.50%	6/30/2021	1,175	1,141,160

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts & Equipment 0.05%
TRW Automotive, Inc.†	3.50%	12/1/2015	$200	$230,250

Automotive 0.26%
Ford Motor Co.	4.25%	11/15/2016	1,000	1,251,250

Beverages 0.34%
Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	1,000	838,750
Molson Coors Brewing Co.	2.50%	7/30/2013	750	808,125

Total				1,646,875

Computer Hardware 0.86%
Intel Corp.	2.95%	12/15/2035	1,250	1,193,750
NetApp, Inc.	1.75%	6/1/2013	1,100	1,419,000
SanDisk Corp.	1.00%	5/15/2013	1,750	1,564,062

Total				4,176,812

Diversified Capital Goods 0.56%
General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	1,000	942,500
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	300	591,000
Textron, Inc.	4.50%	5/1/2013	800	1,162,000

Total				2,695,500

Electronics 0.32%
Itron, Inc.	2.50%	8/1/2026	1,400	1,545,250

Food: Wholesale 0.27%
Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,326,500

Health Services 0.16%
Human Genome Sciences, Inc.	2.25%	10/15/2011	500	790,000

Integrated Energy 0.17%
Evergreen Solar, Inc.	4.00%	7/15/2013	550	162,250
SunPower Corp.	4.75%	4/15/2014	825	657,937

Total				820,187

Machinery 0.36%
Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	1,750,000

Media: Broadcast 0.16%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	778,638

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Cable 0.05%
Virgin Media, Inc.	6.50%	11/15/2016	$200	$235,250

Media: Diversified 0.15%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	714,000

Media: Services 0.10%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	475,000

Medical Products 0.42%
Fisher Scientific International, Inc.	3.25%	3/1/2024	500	635,625
Medtronic, Inc.	1.625%	4/15/2013	550	554,125
NuVasive, Inc.	2.25%	3/15/2013	800	847,000

Total				2,036,750

Metals/Mining (Excluding Steel) 0.64%
Newmont Mining Corp.	1.25%	7/15/2014	800	1,144,000
Newmont Mining Corp.	3.00%	2/15/2012	500	711,250
Patriot Coal Corp.	3.25%	5/31/2013	350	287,000
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	500	926,875

Total				3,069,125

Non-Food & Drug Retailers 0.08%
Saks, Inc.†	7.50%	12/1/2013	230	370,013

Oil Field Equipment & Services 0.08%
Exterran Energy Corp.	4.75%	1/15/2014	400	382,500

Packaging 0.19%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	975	900,656

Pharmaceuticals 1.34%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	876,250
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,000	1,258,750
Gilead Sciences, Inc.	0.625%	5/1/2013	1,600	1,784,000
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	250	271,250
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	2,000	2,300,000

Total				6,490,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Real Estate Investment Trusts 0.13%
ProLogis	3.25%	3/15/2015	$725		$651,594

Software/Services 1.44%
Alliance Data Systems Corp.	1.75%	8/1/2013	750		729,375
Concur Technologies, Inc.†	2.50%	4/15/2015	1,120		1,141,000
EMC Corp.	1.75%	12/1/2011	1,250		1,523,437
Informatica Corp.	3.00%	3/15/2026	600		751,500
Microsoft Corp.†	Zero Coupon	6/15/2013	250		247,813
Salesforce.com, Inc.†	0.75%	1/15/2015	475		551,594
Sybase, Inc.†	3.50%	8/15/2029	225		331,875
Symantec Corp.	0.75%	6/15/2011	1,700		1,693,625

Total					6,970,219

Support: Services 0.31%
CRA International, Inc.	2.875%	6/15/2034	400		394,000
FTI Consulting, Inc.	3.75%	7/15/2012	750		1,103,437

Total					1,497,437

Telecommunications Equipment 0.62%
Ciena Corp.	0.25%	5/1/2013	1,500		1,220,625
JDS Uniphase Corp.	1.00%	5/15/2026	2,000		1,775,000

Total					2,995,625

Telecommunications: Wireless 0.40%
SBA Communications Corp.	4.00%	10/1/2014	1,500		1,923,750

Total Convertible Bonds (cost $48,282,343)					49,716,747

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.73%

Agency/Government Related 0.00%
Fannie Mae	8.75%		20		10,400

Auto Parts & Equipment 0.02%
Cooper-Standard Holdings, Inc.(a)	7.00%		–	(c)	92,120

Banking 1.44%
Bank of America Corp.	7.25%		2		1,816,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Shares (000)		Value
Banking (continued)
Citigroup, Inc.	7.50%		16		$1,751,500
Fifth Third Bancorp	8.50%		12		1,521,120
Wells Fargo & Co.	7.50%		2		1,862,000

Total					6,950,620

Electric: Integrated 0.08%
PPL Corp.	9.50%		7		385,836

Gas Distribution 0.36%
El Paso Corp.	4.99%		1		977,600
Williams Cos., Inc. (The)	5.50%		9		782,362

Total					1,759,962

Investments & Miscellaneous Financial Services 0.21%
AMG Capital Trust I	5.10%		25		992,188

Multi-Line Insurance 0.22%
Hartford Financial Services Group, Inc. (The)	7.25%		45		1,041,300

Pharmaceuticals 0.27%
Mylan, Inc.	6.50%		1		1,326,875

Railroads 0.13%
Kansas City Southern	5.125%		–	(c)	632,000

Total Convertible Preferred Stocks (cost $13,477,545)					13,191,301

		Maturity Date	Principal Amount (000)
FOREIGN BOND 0.10%

Netherlands
Ziggo Bond Co. BV†(d) (cost $523,267)	8.00%	5/15/2018	EUR 400		473,243

GOVERNMENT SPONSORED ENTERPRISES BOND 1.10%
Federal National Mortgage Assoc. (cost $5,120,884)	3.25%	4/9/2013	$ 5,000		5,310,405

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30,2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 80.38%

Aerospace/Defense 1.49%
Esterline Technologies Corp.	6.625%	3/1/2017	$650	$643,500
Esterline Technologies Corp.	7.75%	6/15/2013	1,060	1,075,900
L-3 Communications Corp.	6.375%	10/15/2015	2,100	2,110,500
Mantech International Corp.†	7.25%	4/15/2018	800	812,000
Moog, Inc.	6.25%	1/15/2015	550	537,625
Spirit Aerosystems, Inc.	7.50%	10/1/2017	595	586,075
Triumph Group, Inc.	8.00%	11/15/2017	550	528,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	925	929,625

Total				7,223,225

Airlines 0.37%
Delta Air Lines, Inc.†	9.50%	9/15/2014	200	211,000
United Air Lines, Inc.†	9.875%	8/1/2013	1,000	1,030,000
United Air Lines, Inc.†	12.00%	11/1/2013	525	548,625

Total				1,789,625

Apparel/Textiles 0.58%
Jones Apparel Group, Inc.	6.125%	11/15/2034	475	382,969
Levi Strauss & Co.	8.875%	4/1/2016	850	884,000
Levi Strauss & Co.†	7.625%	5/15/2020	475	467,875
Phillips-Van Heusen Corp.	7.375%	5/15/2020	200	202,750
Quiksilver, Inc.	6.875%	4/15/2015	950	868,062

Total				2,805,656

Auto Loans 0.51%
Ford Motor Credit Co. LLC	7.25%	10/25/2011	1,000	1,027,588
Ford Motor Credit Co. LLC	9.875%	8/10/2011	1,350	1,420,895

Total				2,448,483

Auto Parts & Equipment 1.12%
Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	600	607,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	700	764,750
Stanadyne Corp.	10.00%	8/15/2014	375	343,125
Tenneco, Inc.	8.625%	11/15/2014	1,125	1,140,469
TRW Automotive, Inc.†	7.25%	3/15/2017	1,575	1,535,625
TRW Automotive, Inc.†	8.875%	12/1/2017	1,000	1,035,000

Total				5,426,469

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Automotive 0.64%
Ford Motor Co.	7.45%	7/16/2031		$1,375	$1,247,813
Navistar International Corp.	8.25%	11/1/2021		1,380	1,407,600
Oshkosh Corp.	8.50%	3/1/2020		425	444,125

Total					3,099,538

Banking 3.32%
Ally Financial, Inc.	7.25%	3/2/2011		750	765,937
Ally Financial, Inc.	8.00%	11/1/2031		425	394,188
Ally Financial, Inc.†	8.30%	2/12/2015		1,700	1,725,500
American Express Credit Corp.	7.30%	8/20/2013		1,000	1,133,006
Bank of America Corp.	5.75%	12/1/2017		750	778,980
Capital One Capital VI	8.875%	5/15/2040		1,500	1,573,309
Discover Bank	8.70%	11/18/2019		500	556,003
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,082,250
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,658,884
JPMorgan Chase & Co.	7.90%	–	(e)	450	465,345
Morgan Stanley	6.00%	4/28/2015		1,500	1,569,246
Regions Financial Corp.	5.75%	6/15/2015		400	397,892
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013		775	752,577
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.40%	10/21/2019		375	380,775
Standard Chartered plc (United Kingdom)†(b)	3.85%	4/27/2015		250	252,507
Wachovia Capital Trust III	5.80%	–	(e)	750	603,750
Washington Mutual Bank(f)	6.875%	6/15/2011		1,250	12,500
Zions Bancorporation	7.75%	9/23/2014		1,900	1,937,780

Total					16,040,429

Beverages 0.73%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		1,000	970,000
Constellation Brands, Inc.	7.25%	5/15/2017		2,500	2,546,875

Total					3,516,875

Brokerage 0.50%
Cantor Fitzgerald LP†	7.875%	10/15/2019		400	414,562
Lazard Group LLC	7.125%	5/15/2015		850	896,136
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,120,711

Total					2,431,409

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building & Construction 0.68%
Beazer Homes USA, Inc.	6.50%	11/15/2013	$775	$718,812
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	500	502,500
KB Home	9.10%	9/15/2017	1,000	987,500
Lennar Corp.	12.25%	6/1/2017	950	1,087,750

Total				3,296,562

Building Materials 0.84%
Building Materials Corp. of America†	7.50%	3/15/2020	550	543,125
Cemex Finance LLC†	9.50%	12/14/2016	250	242,500
Interline Brands, Inc.	8.125%	6/15/2014	1,025	1,031,406
Masco Corp.	7.125%	3/15/2020	1,250	1,215,818
Owens Corning, Inc.	9.00%	6/15/2019	875	1,036,228

Total				4,069,077

Chemicals 2.55%
Airgas, Inc.†	7.125%	10/1/2018	1,250	1,343,750
Ashland, Inc.	9.125%	6/1/2017	825	907,500
CF Industries, Inc.	6.875%	5/1/2018	225	229,500
CF Industries, Inc.	7.125%	5/1/2020	150	154,125
Huntsman International LLC†	8.625%	3/15/2020	1,500	1,391,250
INEOS Finance plc (United Kingdom)†(b)	9.00%	5/15/2015	250	250,625
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	1,225	961,625
INVISTA†	9.25%	5/1/2012	349	355,108
LBI Escrow Corp.†	8.00%	11/1/2017	1,500	1,548,750
Mosaic Co. (The)†	7.375%	12/1/2014	500	523,589
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,211,077
Nalco Co.	8.25%	5/15/2017	675	702,000
Nalco Co.	8.875%	11/15/2013	875	901,250
Phibro Animal Health Corp.†	9.25%	7/1/2018	275	275,000
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	500	532,963
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	1,008	1,020,600

Total				12,308,712

Computer Hardware 0.58%
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	1,000	997,500
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	750	748,125
Seagate HDD Cayman†	6.875%	5/1/2020	1,100	1,050,500

Total				2,796,125

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer/Commercial/Lease Financing 1.51%
American General Finance Corp.	6.90%	12/15/2017	$1,725	$1,382,156
CIT Group, Inc.	7.00%	5/1/2016	3,200	2,936,000
International Lease Finance Corp.†	8.625%	9/15/2015	700	665,000
International Lease Finance Corp.†	8.75%	3/15/2017	1,450	1,377,500
Provident Funding Associates†	10.25%	4/15/2017	900	913,500

Total				7,274,156

Consumer Products 0.34%
Elizabeth Arden, Inc.	7.75%	1/15/2014	1,625	1,620,938

Diversified Capital Goods 2.23%
Actuant Corp.	6.875%	6/15/2017	2,100	2,058,000
Amsted Industries, Inc.†	8.125%	3/15/2018	875	877,188
Belden, Inc.	7.00%	3/15/2017	1,750	1,699,687
Belden, Inc.†	9.25%	6/15/2019	800	848,000
Mueller Water Products, Inc.	7.375%	6/1/2017	1,275	1,125,187
Park-Ohio Industries, Inc.	8.375%	11/15/2014	525	488,250
RBS Global/Rexnord LLC†	8.50%	5/1/2018	1,750	1,706,250
Sensus USA, Inc.	8.625%	12/15/2013	405	396,900
Timken Co.	6.00%	9/15/2014	875	959,009
Valmont Industries, Inc.	6.625%	4/20/2020	600	615,980

Total				10,774,451

Electric: Generation 1.97%
Dynegy Holdings, Inc.	7.75%	6/1/2019	575	400,344
Dynegy Holdings, Inc.	8.375%	5/1/2016	1,500	1,194,375
Edison Mission Energy	7.75%	6/15/2016	1,950	1,365,000
Mirant Americas Generation LLC	9.125%	5/1/2031	1,500	1,387,500
NRG Energy, Inc.	7.25%	2/1/2014	800	813,000
NRG Energy, Inc.	7.375%	2/1/2016	1,100	1,097,250
RRI Energy, Inc.	6.75%	12/15/2014	387	392,805
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	4,300	2,859,500

Total				9,509,774

Electric: Integrated 2.13%
AES Corp. (The)	8.00%	10/15/2017	1,600	1,624,000
Central Illinois Light Co.	8.875%	12/15/2013	1,000	1,199,322
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,150,188

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Electric: Integrated (continued)
Connecticut Light & Power Co. (The)	5.50%		2/1/2019	$1,100	$1,224,758
E. ON International Finance BV (Netherlands)†(b)	5.80%		4/30/2018	1,000	1,129,913
PECO Energy Co.	5.35%		3/1/2018	500	562,393
PSEG Power LLC†	5.32%		9/15/2016	2,242	2,419,335

Total					10,309,909

Electronics 1.17%
Amphenol Corp.	4.75%		11/15/2014	275	291,684
Analog Devices, Inc.	5.00%		7/1/2014	450	486,828
Freescale Semiconductor, Inc.	8.875%		12/15/2014	2,000	1,835,000
Freescale Semiconductor, Inc.†	9.25%		4/15/2018	500	496,250
Freescale Semiconductor, Inc.†	10.125%		3/15/2018	525	538,125
KLA-Tencor Corp.	6.90%		5/1/2018	875	980,359
NXP BV LLC (Netherlands)(b)	3.053%	#	10/15/2013	700	601,125
NXP BV LLC (Netherlands)(b)	9.50%		10/15/2015	500	420,000

Total					5,649,371

Energy: Exploration & Production 3.88%
Chesapeake Energy Corp.	6.25%		1/15/2018	1,600	1,624,000
Chesapeake Energy Corp.	7.25%		12/15/2018	750	778,125
Cimarex Energy Co.	7.125%		5/1/2017	1,925	1,944,250
Concho Resources, Inc.	8.625%		10/1/2017	575	595,125
Continental Resources, Inc.†	7.375%		10/1/2020	225	222,188
Continental Resources, Inc.	8.25%		10/1/2019	1,925	2,021,250
Forest Oil Corp.	7.25%		6/15/2019	1,825	1,770,250
Forest Oil Corp.	8.50%		2/15/2014	525	549,937
KCS Energy Services, Inc.	7.125%		4/1/2012	500	501,250
Kerr-McGee Corp.	6.95%		7/1/2024	1,600	1,456,952
Newfield Exploration Co.	7.125%		5/15/2018	1,450	1,442,750
Pan American Energy LLC (Argentina)†(b)	7.875%		5/7/2021	550	552,750
QEP Resources, Inc.	6.80%		3/1/2020	400	416,458
Quicksilver Resources, Inc.	7.125%		4/1/2016	600	556,500
Quicksilver Resources, Inc.	8.25%		8/1/2015	1,500	1,488,750
Range Resources Corp.	7.25%		5/1/2018	575	576,437
Range Resources Corp.	8.00%		5/15/2019	1,475	1,546,906
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%		9/30/2014	650	696,437

Total					18,740,315

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Environmental 0.21%
Clean Harbors, Inc.	7.625%	8/15/2016	$1,000	$1,032,500

Financial Guarantee/Reinsurance 0.21%
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,000	998,427

Food & Drug Retailers 1.27%
Ingles Markets, Inc.	8.875%	5/15/2017	1,525	1,559,312
Rite Aid Corp.	9.375%	12/15/2015	1,475	1,213,188
Rite Aid Corp.	10.25%	10/15/2019	1,100	1,101,375
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	1,225	1,231,125
SUPERVALU, INC.	7.50%	11/15/2014	1,025	1,030,125

Total				6,135,125

Food: Wholesale 1.67%
Bumble Bee Foods LLC†	7.75%	12/15/2015	2,000	2,017,500
Bunge NA Finance LP	5.90%	4/1/2017	325	347,291
Del Monte Corp.†	7.50%	10/15/2019	325	333,938
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,449,000
General Mills, Inc.	5.20%	3/17/2015	950	1,066,787
H.J. Heinz Co.	5.35%	7/15/2013	525	577,401
Mead Johnson Nutrition Co.†	4.90%	11/1/2019	1,400	1,483,166
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	9.25%	4/1/2015	450	461,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	300	314,250

Total				8,050,583

Forestry/Paper 0.96%
Boise Paper Holdings LLC/Boise Co-Issuer Co.†	8.00%	4/1/2020	200	200,500
Boise Paper Holdings LLC/Boise Finance Co.†	9.00%	11/1/2017	500	517,500
Cascades, Inc. (Canada)(b)	7.75%	12/15/2017	350	350,000
Cascades, Inc. (Canada)(b)	7.875%	1/15/2020	250	250,000
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	600	651,000
Georgia-Pacific LLC†	8.25%	5/1/2016	1,600	1,714,000
NewPage Corp.	11.375%	12/31/2014	625	570,313
Weyerhaeuser Co.	7.375%	10/1/2019	375	396,929

Total				4,650,242

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 3.19%
Ameristar Casinos, Inc.	9.25%	6/1/2014	$850	$894,625
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,261,937
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	600	567,000
Harrah’s Operating Co., Inc.†	12.75%	4/15/2018	1,000	960,000
International Game Technology	7.50%	6/15/2019	375	436,182
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,500	1,357,500
MCE Finance Ltd.†	10.25%	5/15/2018	650	678,438
MGM Resorts International	6.75%	4/1/2013	1,000	897,500
MGM Resorts International†	9.00%	3/15/2020	300	309,750
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	493,750
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,000	995,000
Peninsula Gaming LLC	8.375%	8/15/2015	250	250,313
River Rock Entertainment Authority (The)	9.75%	11/1/2011	975	910,406
Scientific Games Corp.	6.25%	12/15/2012	625	617,188
Scientific Games International, Inc.	9.25%	6/15/2019	850	873,375
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	982,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,300	1,095,250
Turning Stone Casino Resort†	9.125%	9/15/2014	200	200,500
Wynn Las Vegas LLC/Capital Corp.†	7.875%	11/1/2017	1,600	1,628,000

Total				15,409,214

Gas Distribution 3.96%
Colorado Interstate Gas Co.	6.80%	11/15/2015	829	959,364
El Paso Corp.	7.00%	6/15/2017	1,475	1,474,069
El Paso Corp.	7.25%	6/1/2018	250	251,924
El Paso Corp.	8.25%	2/15/2016	675	710,438
El Paso Natural Gas Co.	5.95%	4/15/2017	750	800,708
Ferrellgas LP/Ferrellgas Finance Corp.	6.75%	5/1/2014	1,100	1,083,500
Ferrellgas Partners LP	8.625%	6/15/2020	650	653,250
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	351,648
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	1,500	1,526,250
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	250	255,625
MarkWest Energy Partners LP	6.875%	11/1/2014	875	846,562
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	1,116,500
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,546,256

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)
NiSource Finance Corp.	6.15%	3/1/2013	$400	$436,470
Northwest Pipeline GP	6.05%	6/15/2018	175	193,826
Northwest Pipeline GP	7.00%	6/15/2016	1,500	1,755,715
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	493,863
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	672,478
SEMCO Energy, Inc.†	5.15%	4/21/2020	225	241,478
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	375	381,563
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,117,540
Williams Cos., Inc. (The)	7.875%	9/1/2021	741	850,881
Williams Partners LP†	5.25%	3/15/2020	550	563,476
Williams Partners LP	7.25%	2/1/2017	750	852,543

Total				19,135,927

Health Facilities 5.38%
Apria Healthcare Group, Inc.†	11.25%	11/1/2014	625	668,750
Bausch & Lomb, Inc.	9.875%	11/1/2015	2,000	2,065,000
Biomet, Inc.	10.00%	10/15/2017	1,000	1,080,000
Capella Healthcare, Inc.†	9.25%	7/1/2017	225	227,812
Community Health Systems, Inc.	8.875%	7/15/2015	3,000	3,101,250
DaVita, Inc.	7.25%	3/15/2015	1,200	1,206,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	725	761,250
HCA, Inc.	7.875%	2/15/2020	500	516,875
HCA, Inc.	9.125%	11/15/2014	4,500	4,719,375
HCA, Inc.	9.875%	2/15/2017	500	540,000
HealthSouth Corp.	8.125%	2/15/2020	1,350	1,333,125
National Mentor Holdings, Inc.	11.25%	7/1/2014	225	225,563
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	425	426,062
Select Medical Corp.	7.625%	2/1/2015	1,650	1,559,250
Sun Healthcare Group, Inc.	9.125%	4/15/2015	2,000	2,105,000
Tenet Healthcare Corp.†	8.875%	7/1/2019	1,150	1,224,750
United Surgical Partners International, Inc.	8.875%	5/1/2017	1,500	1,503,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	1,930,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	792	804,070

Total				25,997,882

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels 0.72%
FelCor Lodging LP	10.00%	10/1/2014	$375	$393,750
Host Hotels & Resorts LP	6.375%	3/15/2015	1,500	1,477,500
Hyatt Hotels Corp.†	5.75%	8/15/2015	500	522,241
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,105,500

Total				3,498,991

Household & Leisure Products 0.41%
ACCO Brands Corp.	10.625%	3/15/2015	275	299,750
Whirlpool Corp.	8.60%	5/1/2014	1,425	1,681,481

Total				1,981,231

Integrated Energy 0.69%
Marathon Oil Corp.	6.50%	2/15/2014	1,113	1,254,222
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	2,000	2,068,366

Total				3,322,588

Investments & Miscellaneous Financial Services 0.36%
FMR LLC†	5.35%	11/15/2021	800	836,769
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	200	203,563
Nuveen Investments, Inc.	10.50%	11/15/2015	800	700,000

Total				1,740,332

Leisure 0.86%
Equinox Holdings, Inc.†	9.50%	2/1/2016	575	571,406
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	1,150	1,108,313
Speedway Motorsports, Inc.	8.75%	6/1/2016	1,500	1,582,500
Universal City Development Partners Ltd.†	8.875%	11/15/2015	500	505,000
Universal City Development Partners Ltd.†	10.875%	11/15/2016	400	410,000

Total				4,177,219

Life Insurance 0.22%
MetLife, Inc.	5.00%	6/15/2015	975	1,043,294

Machinery 1.61%
Altra Holdings, Inc.†	8.125%	12/1/2016	1,075	1,070,969
Baldor Electric Co.	8.625%	2/15/2017	3,525	3,666,000
Gardner Denver, Inc.	8.00%	5/1/2013	1,250	1,278,125
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	1,150	1,155,750
Roper Industries, Inc.	6.25%	9/1/2019	550	610,837

Total				7,781,681

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Managed Care 0.36%
Centene Corp.	7.25%	4/1/2014	$1,350	$1,356,750
UnitedHealth Group, Inc.	4.875%	4/1/2013	379	405,432

Total				1,762,182

Media: Broadcast 1.44%
Allbritton Communications Co.†	8.00%	5/15/2018	775	771,125
Belo Corp.	8.00%	11/15/2016	500	516,250
CBS Corp.	8.875%	5/15/2019	750	945,113
Discovery Communications LLC	5.625%	8/15/2019	550	596,434
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	300	295,500
Gray Television, Inc.†	10.50%	6/29/2015	500	487,500
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	200	215,826
LIN Television Corp.	6.50%	5/15/2013	500	490,000
LIN Television Corp.†	8.375%	4/15/2018	500	500,000
Salem Communications Corp.	9.625%	12/15/2016	612	633,420
Sinclair Television Group, Inc.†	9.25%	11/1/2017	650	659,750
Univision Communications, Inc. PIK†	9.75%	3/15/2015	1,000	837,500

Total				6,948,418

Media: Cable 2.24%
CCH II LLC / CCH II Capital Corp.	13.50%	11/30/2016	367	429,026
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	1,325	1,361,438
CSC Holdings LLC	8.625%	2/15/2019	1,475	1,557,969
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	1,550	1,612,000
DISH DBS Corp.	7.125%	2/1/2016	1,575	1,586,812
Insight Communications†	9.375%	7/15/2018	125	125,000
Mediacom Broadband LLC	8.50%	10/15/2015	625	600,000
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	1,915,750
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	750	763,125
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	800	849,000

Total				10,800,120

Media: Services 1.55%
Affinion Group, Inc.	10.125%	10/15/2013	300	309,000
Affinion Group, Inc.	11.50%	10/15/2015	865	912,575
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	1,610	1,626,100
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	875	969,062
Lamar Media Corp.†	7.875%	4/15/2018	350	350,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Value
Media: Services (continued)
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon		8/1/2016		$1,000	$957,500
WMG Acquisition Corp.	9.50%		6/15/2016		2,200	2,354,000

Total						7,479,112

Medical Products 0.71%
Agilent Technologies, Inc.	5.50%		9/14/2015		725	781,249
Bio-Rad Laboratories, Inc.	6.125%		12/15/2014		1,250	1,262,500
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016		1,000	1,047,500
Life Technologies Corp.	6.00%		3/1/2020		300	325,473

Total						3,416,722

Metals/Mining (Excluding Steel) 3.03%
Aleris International, Inc.(f)	10.00%		12/15/2016		850	9,563
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2014		300	358,921
Arch Coal, Inc.†	8.75%		8/1/2016		850	890,375
Barrick Gold Corp. (Canada)(b)	6.95%		4/1/2019		300	360,320
Cliffs Natural Resources, Inc.	5.90%		3/15/2020		1,000	1,074,346
CONSOL Energy, Inc.†	8.25%		4/1/2020		1,250	1,309,375
Foundation PA Coal Co.	7.25%		8/1/2014		750	766,875
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017		2,025	2,230,394
Murray Energy Corp.†	10.25%		10/15/2015		1,000	1,000,000
Noranda Aluminum Acquisition Corp. PIK	5.373%	#	5/15/2015		717	555,866
Patriot Coal Corp.	8.25%		4/30/2018		1,050	1,015,875
Peabody Energy Corp.	5.875%		4/15/2016		1,000	986,250
Peabody Energy Corp.	7.375%		11/1/2016		200	209,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%		4/15/2018		800	790,000
Teck Resources Ltd. (Canada)(b)	9.75%		5/15/2014		525	620,963
Teck Resources Ltd. (Canada)(b)	10.75%		5/15/2019		2,000	2,454,290

Total						14,632,663

Multi-Line Insurance 0.54%
AXA SA (France)†(b)	6.379%		–	(e)	550	436,563
HUB International Holdings, Inc.†	9.00%		12/15/2014		475	452,438
USI Holdings Corp.†	4.311%	#	11/15/2014		1,125	925,312
Willis North America, Inc.	7.00%		9/29/2019		600	645,297
ZFS Finance (USA) Trust V†	6.50%	#	5/9/2037		145	131,225

Total						2,590,835

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers 2.60%
Brookstone Co., Inc.	12.00%	10/15/2012	$675	$553,500
J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	318,000
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	278,750
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,012,500
Limited Brands, Inc.	7.60%	7/15/2037	400	368,000
Limited Brands, Inc.	8.50%	6/15/2019	650	703,625
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	1,700	1,712,750
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	945	893,025
Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	850	941,375
Michaels Stores, Inc.	10.00%	11/1/2014	250	259,375
Nordstrom, Inc.	6.25%	1/15/2018	800	911,982
QVC, Inc.†	7.125%	4/15/2017	1,000	985,000
QVC, Inc.†	7.375%	10/15/2020	1,200	1,173,000
Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	1,150	1,262,125
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	1,150	1,184,500

Total				12,557,507

Oil Field Equipment & Services 1.37%
Cameron International Corp.	6.375%	7/15/2018	475	490,934
Complete Production Services, Inc.	8.00%	12/15/2016	1,025	1,007,063
Dresser-Rand Group, Inc.	7.375%	11/1/2014	854	858,270
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017	975	872,625
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	450	403,875
Key Energy Services, Inc.	8.375%	12/1/2014	875	873,906
National Oilwell Varco, Inc.	6.125%	8/15/2015	1,000	1,033,923
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,057,840

Total				6,598,436

Oil Refining & Marketing 0.26%
Tesoro Corp.	9.75%	6/1/2019	1,200	1,251,000

Packaging 2.66%
Ball Corp.	6.625%	3/15/2018	1,300	1,306,500
Ball Corp.	7.375%	9/1/2019	1,500	1,567,500
Crown Americas LLC/Crown Americas Capital Corp. II†	7.625%	5/15/2017	1,125	1,170,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	1,711,050
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	1/1/2017	600	594,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Packaging (continued)
Graphic Packaging International Corp.	9.50%	8/15/2013	$1,245	$1,273,013
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	1,575	1,547,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	725	715,031
Sealed Air Corp.†	7.875%	6/15/2017	1,000	1,046,678
Solo Cup Co.	8.50%	2/15/2014	800	722,000
Solo Cup Co.	10.50%	11/1/2013	500	519,375
Vitro SA de CV (Mexico)(b)(f)	9.125%	2/1/2017	1,500	697,500

Total				12,870,084

Pharmaceuticals 0.47%
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	575	585,063
Mylan, Inc.†	7.625%	7/15/2017	300	307,500
Mylan, Inc.†	7.875%	7/15/2020	550	563,750
Novartis Securities Investment Ltd.	5.125%	2/10/2019	725	813,027

Total				2,269,340

Printing & Publishing 0.12%
Deluxe Corp.	7.375%	6/1/2015	600	598,500

Property & Casualty 0.32%
Liberty Mutual Group, Inc.†	10.75%	6/15/2058	1,425	1,553,250

Real Estate Investment Trusts 0.70%
DuPont Fabros Technology LP†	8.50%	12/15/2017	675	695,250
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,036,344
ProLogis	5.625%	11/15/2016	500	470,671
ProLogis	6.875%	3/15/2020	1,250	1,183,501

Total				3,385,766

Restaurants 0.74%
Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	1,000	1,007,500
McDonald’s Corp.	5.00%	2/1/2019	1,350	1,506,717
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	1,000	1,045,000

Total				3,559,217

Software/Services 1.98%
Ceridian Corp.	11.25%	11/15/2015	1,000	907,500
First Data Corp.	9.875%	9/24/2015	2,200	1,683,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Software/Services (continued)
Open Solutions, Inc.†	9.75%		2/1/2015	$600	$453,000
SERENA Software, Inc.	10.375%		3/15/2016	500	478,750
SunGard Data Systems, Inc.	9.125%		8/15/2013	1,750	1,787,187
SunGard Data Systems, Inc.	10.25%		8/15/2015	2,000	2,075,000
Syniverse Technologies, Inc.	7.75%		8/15/2013	1,450	1,421,000
Vangent, Inc.	9.625%		2/15/2015	800	769,000

Total					9,574,437

Steel Producers/Products 0.95%
AK Steel Corp.	7.625%		5/15/2020	300	292,500
Algoma Acquisition Corp. (Canada)†(b)	9.875%		6/15/2015	1,075	919,125
Allegheny Ludlum Corp.	6.95%		12/15/2025	575	551,879
Allegheny Technologies, Inc.	9.375%		6/1/2019	800	946,098
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%		3/15/2015	650	620,750
Steel Dynamics, Inc.†	7.625%		3/15/2020	750	750,000
United States Steel Corp.	7.375%		4/1/2020	500	496,875

Total					4,577,227

Support: Services 2.33%
ARAMARK Corp.	3.844%	#	2/1/2015	1,100	1,017,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	9.625%		3/15/2018	550	558,250
Brambles USA, Inc.†	5.35%		4/1/2020	900	936,294
Corrections Corp. of America	7.75%		6/1/2017	1,900	1,980,750
Expedia, Inc.	8.50%		7/1/2016	725	783,000
FTI Consulting, Inc.	7.75%		10/1/2016	750	761,250
Geo Group, Inc. (The)†	7.75%		10/15/2017	725	734,063
Hertz Corp. (The)	8.875%		1/1/2014	1,175	1,195,562
JohnsonDiversey, Inc.†	8.25%		11/15/2019	750	776,250
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	1,250	1,218,750
Travelport LLC	9.875%		9/1/2014	500	503,750
United Rentals (North America), Inc.	10.875%		6/15/2016	750	808,125

Total					11,273,544

Telecommunications: Integrated/Services 2.80%
Angel Lux Common SA (Luxembourg)†(b)	8.875%		5/1/2016	2,000	2,065,000
CenturyLink, Inc.	6.15%		9/15/2019	875	858,212
Cincinnati Bell, Inc.	8.75%		3/15/2018	1,750	1,596,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Telecommunications: Integrated/Services (continued)
Equinix, Inc.	8.125%		3/1/2018	$1,200	$1,233,000
Hughes Network Systems LLC	9.50%		4/15/2014	1,100	1,119,250
Hughes Network Systems LLC	9.50%		4/15/2014	900	915,750
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%		2/4/2017	1,500	1,526,250
Level 3 Financing, Inc.†	10.00%		2/1/2018	475	422,750
MasTec, Inc.	7.625%		2/1/2017	750	733,125
Qwest Communications International, Inc.†	8.00%		10/1/2015	950	980,875
Telemar Norte Leste SA (Brazil)†(b)	9.50%		4/23/2019	200	240,500
Windstream Corp.	7.00%		3/15/2019	2,000	1,855,000

Total					13,546,587

Telecommunications: Wireless 3.93%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%		5/1/2017	1,950	2,071,875
Digicel Group Ltd. (Jamaica)†(b)	10.50%		4/15/2018	700	725,375
DigitalGlobe, Inc.	10.50%		5/1/2014	2,600	2,808,000
GeoEye, Inc.†	9.625%		10/1/2015	1,500	1,537,500
Inmarsat Finance plc (United Kingdom)†(b)	7.375%		12/1/2017	500	513,750
iPCS, Inc. PIK	3.594%	#	5/1/2014	518	476,418
MetroPCS Wireless, Inc.	9.25%		11/1/2014	2,000	2,070,000
NII Capital Corp.	8.875%		12/15/2019	925	938,875
NII Capital Corp.	10.00%		8/15/2016	900	951,750
SBA Telecommunications, Inc.†	8.25%		8/15/2019	500	528,750
Sprint Capital Corp.	6.90%		5/1/2019	2,650	2,411,500
Sprint Nextel Corp.	8.375%		8/15/2017	1,725	1,733,625
ViaSat, Inc.	8.875%		9/15/2016	1,000	1,022,500
Wind Acquisition Finance SA (Italy)†(b)	11.75%		7/15/2017	1,150	1,184,500

Total					18,974,418

Theaters & Entertainment 0.32%
Cinemark USA, Inc.	8.625%		6/15/2019	1,100	1,111,000
Regal Cinemas Corp.	8.625%		7/15/2019	425	429,250

Total					1,540,250

Transportation (Excluding Air/Rail) 0.10%
Commercial Barge Line Co.	12.50%		7/15/2017	475	504,094

Total High Yield Corporate Bonds (cost $378,574,522)					388,350,044

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
MUNICIPAL BONDS 0.25%

Other Revenue 0.18%
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	$825		$872,016

Transportation 0.07%
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	325		347,071

Total Municipal Bonds (cost $1,166,111)					1,219,087

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.09%

Agency/Government Related 0.00%
Fannie Mae*			21		6,970

Banking 0.09%
US Bancorp*			–	(c)	439,913

Total Non-Convertible Preferred Stocks (cost $963,804)					446,883

	Exercise Price	Expiration Date
WARRANTS 0.01%

Auto Parts & Equipment 0.01%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	1		20,140
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	1		16,168

Total					36,308

Media: Cable 0.00%
Charter Communications, Inc.*	46.86	11/30/2014	3		17,388

Total Warrants (cost $36,246)					53,696

Total Long-Term Investments (cost $453,943,662)					465,378,531

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 2.73%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $12,810,000 of Federal National Mortgage Assoc. at 3.625% due 8/15/2011; value: $13,434,488; proceeds: $13,170,245 (cost $13,170,245)	$13,170	$13,170,245

Total Investments in Securities 99.05% (cost $467,113,907)		478,548,776

Cash and Other Assets in Excess of Liabilities(g) 0.95%		4,580,638

Net Assets 100.00%		$483,129,414

ADR	American Depositary Receipt.
EUR	Euro dollar.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2010.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement during the six-month period ended June 30, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at June 30, 2010

Common Stock	May 24, 2010	19,252	$424,001	$30.00
Convertible Preferred Stock	May 24, 2010	658	65,800	140.00
Warrant	May 27, 2010	1,115	–	14.50

(b)	Foreign security traded in U.S. dollars.
(c)	Amount is less than 1,000 shares.
(d)	Investment in non-U.S. dollar denominated security.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2010	50	Short	$(6,127,344)	$(84,917)

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $467,113,907)	$478,548,776
Deposits with brokers for futures collateral	65,000
Cash	26,438
Receivables:
Interest and dividends	7,630,032
Investment securities sold	272,631
Capital shares sold	161,918
From advisor (See Note 3)	13,846
Prepaid expenses and other assets	1,592
Total assets	486,720,233
LIABILITIES:
Payables:
Investment securities purchased	1,125,858
Management fee	199,584
Capital shares reacquired	1,859,825
Directors’ fees	32,781
Fund administration	15,967
Variation margin	781
Accrued expenses and other liabilities	356,023
Total liabilities	3,590,819
NET ASSETS	$483,129,414
COMPOSITION OF NET ASSETS:
Paid-in capital	$472,283,957
Undistributed net investment income	13,147,322
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(13,651,767)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	11,349,902
Net Assets	$483,129,414
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	41,671,133
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.59

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends	$453,211
Interest and other	16,448,759
Total investment income	16,901,970
Expenses:
Management fee	1,179,417
Shareholder servicing	836,229
Fund administration	94,353
Reports to shareholders	60,882
Professional	25,091
Directors’ fees	6,779
Custody	5,570
Other	5,448
Gross expenses	2,213,769
Expense reductions (See Note 7)	(102)
Management fee waived (See Note 3)	(90,717)
Net expenses	2,122,950
Net investment income	14,779,020
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	5,113,729
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(7,100,729)
Net realized and unrealized loss	(1,987,000)
Net Increase in Net Assets Resulting From Operations	$12,792,020

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$14,779,020	$25,580,022
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	5,113,729	(9,485,075)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(7,100,729)	88,578,369
Net increase in net assets resulting from operations	12,792,020	104,673,316
Distributions to shareholders from:
Net investment income	—	(26,349,492)
Capital share transactions (See Note 10):
Proceeds from sales of shares	65,895,874	126,606,135
Reinvestment of distributions	—	26,349,492
Cost of shares reacquired	(49,147,080)	(56,547,115)
Net increase in net assets resulting from capital share transactions	16,748,794	96,408,512
Net increase in net assets	29,540,814	174,732,336
NET ASSETS:
Beginning of period	$453,588,600	$278,856,264
End of period	$483,129,414	$453,588,600
Undistributed (distributions in excess of) net investment income	$13,147,322	$(1,631,698)

See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.28		$8.91	$11.77	$11.84	$11.49	$12.05

Investment operations:

Net investment income(a)	.36		.75	.70	.70	.63	.60

Net realized and unrealized gain (loss)	(.05)		2.32	(2.79)	.03	.44	(.44)

Total from investment operations	.31		3.07	(2.09)	.73	1.07	.16

Distributions to shareholders from:

Net investment income	–		(.70)	(.74)	(.76)	(.72)	(.59)

Net realized gain	–		–	(.03)	(.04)	–	(.13)

Total distributions	–		(.70)	(.77)	(.80)	(.72)	(.72)

Net asset value, end of period	$11.59		$11.28	$8.91	$11.77	$11.84	$11.49

Total Return(b)	2.75	%(c)	34.31%	(17.53)%	6.19%	9.33%	1.31%

Ratios to Average Net Assets:

Expenses, excluding expense reductions, including management fee waived and expenses reimbursed	.45	%(c)	.86%	.87%	.90%	.91%	.90%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(c)	.86%	.87%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.96%	.94%	.95%	.96%	.94%

Net investment income	3.11	%(c)	7.11%	6.32%	5.67%	5.31%	5.00%

Supplemental Data:
Net assets, end of period (000)	$483,129		$453,589	$278,856	$315,625	$257,180	$212,277

Portfolio turnover rate	18.10	%(c)	51.76%	34.22%	34.04%	37.88%	47.33%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Bond-Debenture Portfolio (the “Fund”). The Fund is diversified as defined in the Act.

The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund,

Notes to Financial Statements (unaudited)(continued)

generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,938,681	$678,444	$–	$6,617,125
Convertible Bonds	–	49,716,747	–	49,716,747
Convertible Preferred Stocks	8,979,920	4,211,381	–	13,191,301
Government Sponsored Enterprises Bond	–	5,310,405	–	5,310,405
Foreign Bond	–	473,243	–	473,243
High Yield Corporate Bonds	–	388,350,044	–	388,350,044
Municipal Bonds	–	1,219,087	–	1,219,087
Non-Convertible Preferred Stocks	446,883	–	–	446,883
Warrants	17,388	36,308	–	53,696
Repurchase Agreement	–	13,170,245	–	13,170,245
Total	$15,382,872	$463,165,904	$–	$478,548,776
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(84,917)	–	–	(84,917)
Total	$(84,917)	$–	$–	$(84,917)
*	See Schedule of Investments for values in each industry.

(k)	Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2010 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since these futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2010, the Fund had futures interest rate contracts with a cumulative unrealized depreciation of $84,917, which is included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. Amounts of $(269,834) and $(84,917) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 29.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2010, the effective management fee, before waivers, was at an annualized rate of .50% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee, and if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .90%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

For the period January 1, 2010 through April 30, 2010, Lord Abbett voluntarily waived all or a portion of its management fee, and if necessary, reimbursed the Fund’s other expenses to the extent necessary so that total annual operating expenses did not exceed an annual rate of .90%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2010, the Fund incurred expenses of $825,592 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2010 and fiscal year ended December 31, 2009 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$—	$26,349,492
Total distributions paid	$—	$26,349,492

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$3,015,546	$13,304,384	$16,319,930

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$469,950,391
Gross unrealized gain	22,774,423
Gross unrealized loss	(14,176,038)
Net unrealized security gain	$8,598,385

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and premium amortization.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$118,089,729	$82,761,940

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

6. DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they commonly are not guaranteed by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at

Notes to Financial Statements (unaudited)(concluded)

their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

These factors can affect the Fund’s performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	5,710,167	12,136,685
Reinvestment of distributions	—	2,340,097
Shares reacquired	(4,253,593)	(5,560,333)
Increase	1,456,574	8,916,449

11. SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Bond-Debenture Portfolio

LASFBD-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Capital Structure Portfolio*

For the six-month period ended June 30, 2010

* Formerly known as America’s Value Portfolio

Lord Abbett Series Fund — Capital Structure Portfolio (formerly America’s Value Portfolio)

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Capital Structure Portfolio for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class VC
Actual	$1,000.00	$963.30	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.08	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period ).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Consumer Discretionary	13.84%
Consumer Staples	8.60%
Energy	10.37%
Financials	13.86%
Health Care	11.29%
Industrials	12.47%
Information Technology	13.12%
Materials	5.52%
Telecommunication Services	5.98%
Utilities	3.43%
Short-Term Investment	1.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares (000)		Value
LONG-TERM INVESTMENTS 98.17%

COMMON STOCKS 51.87%

Aerospace & Defense 0.93%
DigitalGlobe, Inc.*	5		$131,500
Hexcel Corp.*	28		434,280
Moog, Inc. Class A*	14		451,220

Total			1,017,000

Auto Components 0.10%
Cooper-Standard Holdings, Inc.*	—	(a)	16,789
Cooper-Standard Holdings, Inc.*(b)	3		96,270

Total			113,059

Automobiles 0.29%
Honda Motor Co., Ltd. ADR	11		316,250

Beverages 0.70%
PepsiCo, Inc.	13		761,875

Biotechnology 1.89%
Amgen, Inc.*	9		447,100
BioMarin Pharmaceutical, Inc.*	17		322,320
Celgene Corp.*	15		762,300
Genzyme Corp.*	5		253,850
Human Genome Sciences, Inc.*	12		271,920

Total			2,057,490

Capital Markets 0.97%
BlackRock, Inc.	—	(a)	107,550
Franklin Resources, Inc.	4		344,760
Morgan Stanley	8		185,680
State Street Corp.	7		236,740
T. Rowe Price Group, Inc.	4		177,560

Total			1,052,290

Chemicals 1.10%
Dow Chemical Co. (The)	15		355,800
LyondellBasell Industries NV Class A (Netherlands)*(c)	7		107,284
LyondellBasell Industries NV Class B (Netherlands)*(c)	6		96,852
Monsanto Co.	7		300,430

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares (000)	Value
Chemicals (continued)
Rockwood Holdings, Inc.*	15	$340,350

Total		1,200,716

Commercial Banks 2.75%
Fifth Third Bancorp	32	393,280
PNC Financial Services Group, Inc. (The)	5	282,500
SunTrust Banks, Inc.	11	244,650
U.S. Bancorp	30	670,500
Wells Fargo & Co.	45	1,152,000
Zions Bancorporation	12	258,840

Total		3,001,770

Commercial Services & Supplies 0.23%
R.R. Donnelley & Sons Co.	15	245,550

Communications Equipment 0.87%
JDS Uniphase Corp.*	35	344,400
QUALCOMM, Inc.	19	607,540

Total		951,940

Computers & Peripherals 2.70%
Apple, Inc.*	5	1,131,885
Hewlett-Packard Co.	20	865,600
International Business Machines Corp.	5	617,400
QLogic Corp.*	20	332,400

Total		2,947,285

Consumer Finance 0.55%
Capital One Financial Corp.	15	604,500

Distributors 0.51%
Genuine Parts Co.	14	552,300

Diversified Financial Services 2.53%
Bank of America Corp.	90	1,293,300
JPMorgan Chase & Co.	40	1,464,400

Total		2,757,700

Diversified Telecommunication Services 2.30%
AT&T, Inc.	42	1,015,980
CenturyLink, Inc.	14	466,340

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares (000)	Value
Diversified Telecommunication Services (continued)
Qwest Communications International, Inc.	75	$393,750
Verizon Communications, Inc.	15	420,300
Windstream Corp.	20	211,200

Total		2,507,570

Electric: Utilities 0.42%
UniSource Energy Corp.	15	452,700

Electrical Equipment 1.32%
Baldor Electric Co.	8	270,600
Cooper Industries plc	5	220,000
Emerson Electric Co.	16	699,040
Rockwell Automation, Inc.	5	245,450

Total		1,435,090

Food & Staples Retailing 1.69%
CVS Caremark Corp.	7	205,240
Ingles Markets, Inc. Class A	32	475,580
Kroger Co. (The)	10	196,900
SUPERVALU, INC.	18	195,120
Wal-Mart Stores, Inc.	16	769,120

Total		1,841,960

Food Products 2.77%
Campbell Soup Co.	14	501,620
H.J. Heinz Co.	27	1,166,940
Kellogg Co.	18	905,400
Kraft Foods, Inc. Class A	16	448,000

Total		3,021,960

Hotels, Restaurants & Leisure 1.45%
Carnival Corp. Unit	9	257,040
Marriott International, Inc. Class A	12	359,280
McDonald’s Corp.	10	658,700
Starwood Hotels & Resorts Worldwide, Inc.	8	310,725

Total		1,585,745

Household Products 0.61%
Procter & Gamble Co. (The)	11	659,780

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares (000)		Value
Industrial Conglomerates 1.08%
3M Co.	7		$552,930
General Electric Co.	43		620,060

Total			1,172,990

Information Technology Services 0.87%
SAIC, Inc.*	40		669,600
SRA International, Inc. Class A*	14		275,380

Total			944,980

Insurance 0.53%
MetLife, Inc.	15		573,650

Internet Software & Services 0.16%
Sohu.com, Inc. (China)*(c)	4		176,687

Machinery 2.82%
Actuant Corp. Class A	30		564,900
Caterpillar, Inc.	3		180,210
Danaher Corp.	15		556,800
Pall Corp.	10		343,700
Parker Hannifin Corp.	10		526,870
Snap-on, Inc.	22		900,020

Total			3,072,500

Media 1.80%
Belo Corp. Class A*	36		204,840
Charter Communications, Inc. Class A*	1		25,557
Charter Communications, Inc. Class A*(d)	3		120,373
Comcast Corp. Class A	22		382,140
Interpublic Group of Cos., Inc. (The)*	45		320,850
Omnicom Group, Inc.	7		222,950
Time Warner, Inc.	10		289,100
Walt Disney Co. (The)	13		393,750

Total			1,959,560

Metals & Mining 0.46%
Allegheny Technologies, Inc.	6		243,045
Cliffs Natural Resources, Inc.	2		103,752
Freeport-McMoRan Copper & Gold, Inc.	—	(a)	49,019
Titanium Metals Corp.*	6		105,540

Total			501,356

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares (000)		Value
Multi-Line Retail 1.58%
J.C. Penney Co., Inc.	13		$268,500
Kohl’s Corp.*	10		475,000
Nordstrom, Inc.	4		112,665
Target Corp.	18		860,475

Total			1,716,640

Oil, Gas & Consumable Fuels 6.81%
Chevron Corp.	26		1,771,146
ConocoPhillips	29		1,399,065
Continental Resources, Inc.*	10		446,200
Devon Energy Corp.	5		274,140
EOG Resources, Inc.	10		934,515
Exxon Mobil Corp.	24		1,343,941
Hess Corp.	9		458,094
Marathon Oil Corp.	17		528,530
Petroleo Brasileiro SA ADR	9		268,200

Total			7,423,831

Pharmaceuticals 4.09%
Bristol-Myers Squibb Co.	27		673,380
Johnson & Johnson	19		1,122,140
Merck & Co., Inc.	10		349,700
Mylan, Inc.*	55		937,200
Pfizer, Inc.	62		884,120
Teva Pharmaceutical Industries Ltd. ADR	9		488,706

Total			4,455,246

Real Estate Investment Trusts 0.02%
Simon Property Group, Inc.	—	(a)	21,237

Road & Rail 0.54%
Union Pacific Corp.	9		590,835

Semiconductors & Semiconductor Equipment 0.83%
Intel Corp.	21		408,450
Micron Technology, Inc.*	35		297,150
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20		196,166

Total			901,766

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments			Shares (000)	Value
Software 2.73%
Adobe Systems, Inc.*			17	$449,310
Citrix Systems, Inc.*			17	717,910
Microsoft Corp.			57	1,311,570
Oracle Corp.			23	493,580

Total				2,972,370

Specialty Retail 0.47%
Best Buy Co., Inc.			9	287,810
Home Depot, Inc. (The)			8	224,560

Total				512,370

Textiles, Apparel & Luxury Goods 0.40%
NIKE, Inc. Class B			7	439,075

Total Common Stocks (cost $57,017,176)				56,519,623

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.31%

Aerospace & Defense 0.55%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$600	603,000

Airlines 0.31%
UAL Corp.	4.50%	6/30/2021	350	339,920

Auto Components 0.32%
TRW Automotive, Inc.†	3.50%	12/1/2015	300	345,375

Automobiles 0.34%
Ford Motor Co.	4.25%	11/15/2016	300	375,375

Beverages 0.35%
Molson Coors Brewing Co.	2.50%	7/30/2013	350	377,125

Biotechnology 0.95%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	200	251,750
Gilead Sciences, Inc.	0.625%	5/1/2013	700	780,500

Total				1,032,250

Commercial Services & Supplies 0.11%
CRA International, Inc.	2.875%	6/15/2034	125	123,125

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computers & Peripherals 0.64%
NetApp, Inc.	1.75%	6/1/2013	$400	$516,000
SanDisk Corp.	1.00%	5/15/2013	200	178,750

Total				694,750

Electrical Equipment 0.65%
General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	231	217,717
Roper Industries, Inc.	Zero Coupon	1/15/2034	700	490,000

Total				707,717

Electronic Equipment, Instruments & Components 0.35%
Itron, Inc.	2.50%	8/1/2026	350	386,313

Energy Equipment & Services 0.15%
SunPower Corp.	4.75%	4/15/2014	200	159,500

Health Care Providers & Services 0.47%
Five Star Quality Care, Inc.	3.75%	10/15/2026	575	517,500

Information Technology Services 0.32%
Symantec Corp.	0.75%	6/15/2011	350	348,688

Metals & Mining 0.58%
Newmont Mining Corp.	1.25%	7/15/2014	350	500,500
Newmont Mining Corp.	3.00%	2/15/2012	90	128,025

Total				628,525

Pharmaceuticals 0.79%
Teva Pharmaceutical Finance Co. BV (Israel)(c)	1.75%	2/1/2026	750	862,500

Professional Services 0.27%
FTI Consulting, Inc.	3.75%	7/15/2012	200	294,250

Real Estate Investment Trusts 0.23%
ERP Operating LP	3.85%	8/15/2026	250	253,281

Semiconductors & Semiconductor Equipment 0.44%
Intel Corp.	2.95%	12/15/2035	500	477,500

Software 1.14%
EMC Corp.	1.75%	12/1/2011	400	487,500
Informatica Corp.	3.00%	3/15/2026	600	751,500

Total				1,239,000

See Notes to Financial Statements.

10

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Wireless Telecommunication Services 0.35%
SBA Communications Corp.	4.00%	10/1/2014	$300		$384,750

Total Convertible Bonds (cost $10,431,633)					10,150,444

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 6.18%

Auto Components 0.27%
Autoliv, Inc. (Sweden)(c)	8.00%		4		272,000
Cooper-Standard Holdings, Inc.(b)	7.00%		—	(a)	15,400

Total					287,400

Capital Markets 0.62%
AMG Capital Trust I	5.10%		17		674,687

Commercial Banks 0.47%
Wells Fargo & Co.	7.50%		—	(a)	512,050

Diversified Financial Services 1.04%
Bank of America Corp.	7.25%		—	(a)	454,000
Citigroup, Inc.	7.50%		6		678,000

Total					1,132,000

Electric: Utilities 0.50%
NextEra Energy, Inc.	8.375%		11		547,785

Food Products 1.10%
Archer Daniels Midland Co.	6.25%		20		724,200
Bunge Ltd.	4.875%		6		475,500

Total					1,199,700

Insurance 0.43%
Hartford Financial Services Group, Inc. (The)	7.25%		4		92,560
XL Capital Ltd.	10.75%		15		376,950

Total					469,510

Oil, Gas & Consumable Fuels 0.72%
El Paso Corp.	4.99%		—	(a)	782,080

Pharmaceuticals 0.68%
Mylan, Inc.	6.50%		—	(a)	743,050

See Notes to Financial Statements.

11

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Shares (000)		Value
Road & Rail 0.35%
Kansas City Southern	5.125%		—	(a)	$379,200

Thrifts & Mortgage Finance 0.00%
Fannie Mae	8.75%		6		3,120

Total Convertible Preferred Stocks (cost $6,887,509)					6,730,582

		Maturity Date	Principal Amount (000)
FLOATING RATE LOAN(e) 0.21%

Diversified Financial Services
Nuveen Investments, Inc. 2nd Lien Term Loan (cost $207,952)	12.50%	7/31/2015	$225		234,450

			Shares (000)
FOREIGN COMMON STOCKS(f) 3.83%

China 0.26%

Metals & Mining
China Zhongwang Holdings Ltd.			442		280,231

France 0.18%

Automobiles
Renault SA*			5		198,199

Germany 0.89%

Construction Materials 0.26%
HeidelbergCement AG			6		283,469

Diversified Telecommunication Services 0.28%
Deutsche Telekom AG Registered Shares			25		299,861

Household Products 0.35%
Henkel KGaA			9		386,728

Total Germany					970,058

Japan 0.29%

Household Durables
Sony Corp.			12		320,076

See Notes to Financial Statements.

12

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments			Shares (000)	Value
Norway 0.33%

Commercial Banks
DnB NOR ASA			37	$353,950

Switzerland 0.81%

Food Products 0.34%
Nestle SA Registered Shares			8	369,260

Pharmaceuticals 0.47%
Roche Holding Ltd. AG			4	516,018

Total Switzerland				885,278

Taiwan 0.19%

Computers & Peripherals
Wistron Corp.			140	205,148

United Kingdom 0.88%

Industrial Conglomerates 0.29%
Tomkins plc			94	315,095

Metals & Mining 0.23%
Anglo American plc*			7	251,966

Wireless Telecommunication Services 0.36%
Vodafone Group plc			189	388,990

Total United Kingdom				956,051

Total Foreign Common Stocks (cost $4,871,099)				4,168,991

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 26.76%

Aerospace & Defense 0.52%
GeoEye, Inc.†	9.625%	10/1/2015	$550	563,750

Air Freight & Logistics 0.32%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	375	348,750

Airlines 0.33%
United Air Lines, Inc.†	9.875%	8/1/2013	350	360,500

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Components 0.08%
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	$75	$81,938

Automobiles 0.52%
TRW Automotive, Inc.†	8.875%	12/1/2017	550	569,250

Building Products 0.27%
Masco Corp.	7.125%	3/15/2020	300	291,796

Capital Markets 0.46%
Ameriprise Financial, Inc.	5.30%	3/15/2020	200	209,346
Raymond James Financial, Inc.	8.60%	8/15/2019	250	294,924

Total				504,270

Chemicals 0.56%
Dow Chemical Co. (The)	8.55%	5/15/2019	150	183,915
INEOS Group Holdings plc (United Kingdom)†(c)	8.50%	2/15/2016	275	215,875
LBI Escrow Corp.†	8.00%	11/1/2017	200	206,500

Total				606,290

Commercial Banks 0.23%
Zions Bancorporation	7.75%	9/23/2014	250	254,971

Commercial Services & Supplies 0.85%
Aleris International, Inc.(g)	10.00%	12/15/2016	125	1,406
Bunge NA Finance LP	5.90%	4/1/2017	175	187,003
First Data Corp.	9.875%	9/24/2015	500	382,500
International Lease Finance Corp.†	8.625%	9/15/2015	75	71,250
International Lease Finance Corp.†	8.75%	3/15/2017	300	285,000

Total				927,159

Communications Equipment 0.83%
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	500	498,750
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	150	149,625
Hughes Network Systems LLC	9.50%	4/15/2014	250	254,375

Total				902,750

Consumer Finance 0.52%
Ally Financial, Inc.†	8.30%	2/12/2015	150	152,250
American General Finance Corp.	6.90%	12/15/2017	200	160,250
Ford Motor Credit Co. LLC	8.00%	6/1/2014	250	258,229

Total				570,729

See Notes to Financial Statements.

14

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Containers & Packaging 1.18%
Ball Corp.	7.375%	9/1/2019		$425	$444,125
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		350	320,250
Graphic Packaging International Corp.	9.50%	8/15/2013		250	255,625
Sealed Air Corp.†	7.875%	6/15/2017		250	261,669

Total					1,281,669

Diversified Financial Services 1.23%
Capital One Capital VI	8.875%	5/15/2040		400	419,549
New York City Industrial Development Agency†	11.00%	3/1/2029		200	234,614
RBS Global & Rexnord Corp.†	8.50%	5/1/2018		250	243,750
RBS Global & Rexnord Corp.	11.75%	8/1/2016		350	366,625
Wachovia Capital Trust III	5.80%	—	(h)	100	80,500

Total					1,345,038

Diversified Telecommunication Services 1.96%
Cincinnati Bell, Inc.	7.00%	2/15/2015		500	471,250
Intelsat Luxembourg SA (Luxembourg)(c)	11.25%	2/4/2017		250	254,375
SBA Telecommunications, Inc.†	8.25%	8/15/2019		300	317,250
Syniverse Technologies, Inc.	7.75%	8/15/2013		500	490,000
Windstream Corp.	7.00%	3/15/2019		650	602,875

Total					2,135,750

Electric: Utilities 1.04%
Central Illinois Light Co.	8.875%	12/15/2013		300	359,797
Edison Mission Energy	7.75%	6/15/2016		325	227,500
Illinois Power Co.	9.75%	11/15/2018		150	197,233
RRI Energy, Inc.	6.75%	12/15/2014		182	184,730
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015		250	166,250

Total					1,135,510

Electrical Equipment 0.38%
Baldor Electric Co.	8.625%	2/15/2017		400	416,000

Electronic Equipment, Instruments & Components 0.30%
Agilent Technologies, Inc.	5.50%	9/14/2015		300	323,275

Energy Equipment & Services 0.08%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014		100	89,750

See Notes to Financial Statements.

15

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Staples Retailing 0.23%
Rite Aid Corp.	9.375%	12/15/2015	$300	$246,750

Health Care Equipment & Supplies 0.99%
Bausch & Lomb, Inc.	9.875%	11/1/2015	225	232,313
Biomet, Inc.	10.00%	10/15/2017	200	216,000
HCA, Inc.	9.125%	11/15/2014	600	629,250

Total				1,077,563

Health Care Providers & Services 0.83%
Community Health Systems, Inc.	8.875%	7/15/2015	400	413,500
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	251,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	250	241,250

Total				906,000

Hotels, Restaurants & Leisure 1.26%
Hyatt Hotels Corp.†	5.75%	8/15/2015	355	370,791
McDonald’s Corp.	5.00%	2/1/2019	350	390,630
River Rock Entertainment Authority (The)	9.75%	11/1/2011	20	18,675
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	300	324,000
Station Casinos, Inc.(g)	6.50%	2/1/2014	250	3,125
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	250	261,250

Total				1,368,471

Household Durables 0.72%
Beazer Homes USA, Inc.	6.50%	11/15/2013	150	139,125
Brookstone Co., Inc.	12.00%	10/15/2012	250	205,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	150	150,750
Lennar Corp.	12.25%	6/1/2017	250	286,250

Total				781,125

Independent Power Producers & Energy Traders 0.79%
AES Corp. (The)	8.00%	10/15/2017	325	329,875
Mirant Americas Generation LLC	9.125%	5/1/2031	350	323,750
NRG Energy, Inc.	7.25%	2/1/2014	200	203,250

Total				856,875

Information Technology Services 0.71%
SunGard Data Systems, Inc.	10.25%	8/15/2015	750	778,125

See Notes to Financial Statements.

16

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Insurance 0.20%
Liberty Mutual Group, Inc.†	10.75%		6/15/2058	$200	$218,000

Leisure Equipment & Products 0.56%
Expedia, Inc.	8.50%		7/1/2016	175	189,000
Speedway Motorsports, Inc.	8.75%		6/1/2016	400	422,000

Total					611,000

Machinery 0.31%
Oshkosh Corp.	8.50%		3/1/2020	325	339,625

Media 1.91%
Affinion Group, Inc.	11.50%		10/15/2015	475	501,125
Barrington Broadcasting Group LLC	10.50%		8/15/2014	275	255,750
CBS Corp.	8.875%		5/15/2019	150	189,023
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%		4/30/2020	300	308,250
Gray Television, Inc.†	10.50%		6/29/2015	150	146,250
Mediacom Broadband LLC	8.50%		10/15/2015	500	480,000
Mediacom Communications Corp.	9.125%		8/15/2019	100	97,000
WMG Acquisition Corp.	9.50%		6/15/2016	100	107,000

Total					2,084,398

Metals & Mining 0.89%
Cliffs Natural Resources, Inc.	5.90%		3/15/2020	350	376,021
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017	250	275,357
Noranda Aluminum Acquisition Corp. PIK	5.373%	#	5/15/2015	175	135,702
Teck Resources Ltd. (Canada)(c)	9.75%		5/15/2014	150	177,418

Total					964,498

Multi-Line Retail 0.31%
Macy’s Retail Holdings, Inc.	8.375%		7/15/2015	300	332,250

Multi-Utilities 0.67%
Black Hills Corp.	9.00%		5/15/2014	350	409,644
NiSource Finance Corp.	10.75%		3/15/2016	250	320,742

Total					730,386

Oil, Gas & Consumable Fuels 2.58%
CONSOL Energy, Inc.†	8.25%		4/1/2020	400	419,000
Continental Resources, Inc.	8.25%		10/1/2019	750	787,500
El Paso Corp.	7.00%		6/15/2017	500	499,684

See Notes to Financial Statements.

17

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil, Gas & Consumable Fuels (continued)
El Paso Corp.	7.25%	6/1/2018	$250	$251,924
Forest Oil Corp.	7.25%	6/15/2019	200	194,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	400	397,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	265,464

Total				2,814,572

Personal Products 0.32%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	349,125

Pharmaceuticals 0.09%
Mylan, Inc.†	7.625%	7/15/2017	50	51,250
Mylan, Inc.†	7.875%	7/15/2020	50	51,250

Total				102,500

Real Estate Investment Trusts 0.38%
Host Hotels & Resorts LP	6.375%	3/15/2015	175	172,375
ProLogis	6.875%	3/15/2020	250	236,700

Total				409,075

Specialty Retail 0.40%
Limited Brands, Inc.	8.50%	6/15/2019	400	433,000

Textiles, Apparel & Luxury Goods 0.03%
INVISTA†	9.25%	5/1/2012	34	34,595

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(g)	6.875%	6/15/2011	275	2,750

Tobacco 0.11%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	125	123,281

Wireless Telecommunication Services 0.81%
MetroPCS Wireless, Inc.	9.25%	11/1/2014	350	362,250
Sprint Capital Corp.	6.90%	5/1/2019	350	318,500
Wind Acquisition Finance SA (Italy)†(c)	11.75%	7/15/2017	100	103,000
Wind Acquisition Finance SA (Italy)†(c)	12.00%	12/1/2015	100	104,000

Total				887,750

Total High Yield Corporate Bonds (cost $29,130,999)				29,160,859

See Notes to Financial Statements.

18

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Shares (000)		Value
NON-CONVERTIBLE PREFERRED STOCK 0.00%

Thrifts & Mortgage Finance
Fannie Mae* (cost $213,465)	Zero Coupon		9		$2,890

	Exercise Price	Expiration Date
WARRANTS 0.01%

Auto Components 0.00%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	—	(a)	3,350
Cooper-Standard Holdings, Inc.*(b)	27.33	11/27/2017	—	(a)	2,697

Total					6,047

Media 0.01%
Charter Communications, Inc.	46.86	11/30/2014	1		6,683

Total Warrants (cost $8,559)					12,730

Total Long-Term Investments (cost $108,768,392)					106,980,569

			Principal Amount (000)
SHORT-TERM INVESTMENT 1.52%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $1,680,000 of Federal Home Loan Mortgage Corp. at 2.00% due 4/15/2013; value: $1,688,400; proceeds: $1,652,849 (cost $1,652,849)			$1,653		1,652,849

Total Investments in Securities 99.69% (cost $110,421,241)					108,633,418

Foreign Cash, Cash and Other Assets in Excess of Liabilities(i) 0.31%					339,284

Net Assets 100.00%					$108,972,702

See Notes to Financial Statements.

19

Schedule of Investments (unaudited)(concluded)

June 30, 2010

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2010.
(a)	Amount is less than 1,000 shares.
(b)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement during the six-month period ended June 30, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at June 30, 2010
Common Stock	May 24, 2010	3,209	$70,676	$30.00
Convertible Preferred Stock	May 24, 2010	110	11,000	140
Warrant	May 27, 2010	186	—	14.50

(c)	Foreign security traded in U.S. dollars.
(d)	Restricted security. The Fund acquired 3,410 shares in a private placement on June 11, 2009 for a cost of $63,938. The fair value price per share on June 30, 2010 is $35.30.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at June 30, 2010.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Defaulted security.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Foreign Cash, Cash and Other Assets in Excess of Liabilities include unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2010	25	Short	$(3,063,672)	$(42,459)

See Notes to Financial Statements.

20

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $110,421,241)	$108,633,418
Deposits with brokers for futures collateral	32,500
Cash	15,192
Foreign cash, at value (cost $24,656)	24,731
Receivables:
Interest and dividends	779,734
Investment securities sold	502,700
Capital shares sold	8,405
From advisor (See Note 3)	8,329
Other assets	2
Total assets	110,005,011
LIABILITIES:
Payables:
Investment securities purchased	845,501
Management fee	69,849
Capital shares reacquired	30,475
Directors’ fees	6,197
Fund administration	3,725
Variation margin	391
Accrued expenses and other liabilities	76,171
Total liabilities	1,032,309
NET ASSETS	$108,972,702
COMPOSITION OF NET ASSETS:
Paid-in capital	$130,692,605
Undistributed net investment income	1,566,764
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(21,457,422)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(1,829,245)
Net Assets	$108,972,702
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	9,433,822
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.55

See Notes to Financial Statements.

21

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $10,934)	$945,577
Interest	1,412,663
Total investment income	2,358,240
Expenses:
Management fee	438,711
Shareholder servicing	211,229
Reports to shareholders	27,320
Fund administration	23,398
Professional	20,528
Custody	3,536
Directors’ fees	1,729
Other	1,691
Gross expenses	728,142
Expense reductions (See Note 7)	(25)
Management fee waived (See Note 3)	(55,427)
Net expenses	672,690
Net investment income	1,685,550
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	981,445
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(6,657,314)
Net realized and unrealized loss	(5,675,869)
Net Decrease in Net Assets Resulting From Operations	$(3,990,319)

See Notes to Financial Statements.

22

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$1,685,550	$3,530,059
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	981,445	(8,106,514)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(6,657,314)	26,519,676
Net increase (decrease) in net assets resulting from operations	(3,990,319)	21,943,221
Distributions to shareholders from:
Net investment income	–	(3,660,866)
Capital share transactions (See Note 10):
Proceeds from sales of shares	6,565,097	18,566,088
Reinvestment of distributions	–	3,660,864
Cost of shares reacquired	(10,366,084)	(16,323,673)
Net increase (decrease) in net assets resulting from capital share transactions	(3,800,987)	5,903,279
Net increase (decrease) in net assets	(7,791,306)	24,185,634
NET ASSETS:
Beginning of period	$116,764,008	$92,578,374
End of period	$108,972,702	$116,764,008
Undistributed (distributions in excess of) net investment income	$1,566,764	$(118,786)

See Notes to Financial Statements.

23

Financial Highlights

	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.98		$10.02	$14.79	$15.28	$13.93	$13.83

Investment operations:

Net investment income(a)	.17		.38	.49	.47	.39	.39

Net realized and unrealized gain (loss)	(.60)		1.97	(4.41)	.02	1.64	.14

Total from investment operations	(.43)		2.35	(3.92)	.49	2.03	.53

Distributions to shareholders from:

Net investment income	–		(.39)	(.53)	(.48)	(.37)	(.30)

Net realized gain	–		–	(.32)	(.50)	(.31)	(.13)

Total distributions	–		(.39)	(.85)	(.98)	(.68)	(.43)

Net asset value, end of period	$11.55		$11.98	$10.02	$14.79	$15.28	$13.93

Total Return(b)	(3.67	)%(c)	23.41%	(26.19)%	3.16%	14.55%	3.78%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.14%	1.15%	1.15%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.14%	1.14%	1.15%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.27%	1.29%	1.20%	1.27%	1.33%

Net investment income	1.43	%(c)	3.52%	3.83%	2.92%	2.67%	2.77%

Supplemental Data:
Net assets, end of period (000)	$108,973		$116,764	$92,578	$128,675	$97,741	$62,971

Portfolio turnover rate	20.27	%(c)	54.60%	69.31%	28.41%	35.51%	31.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

24

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Capital Structure Portfolio (the “Fund” formerly, America’s Value Portfolio). Effective May 1, 2010, America’s Value Portfolio changed its name to Capital Structure Portfolio. The Fund is diversified as defined in the Act.

The investment objective of the Fund is to seek current income and capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized

25

Notes to Financial Statements (unaudited)(continued)

using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

26

Notes to Financial Statements (unaudited)(continued)

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2010, the Fund had no unfunded loan commitments.

(k)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly

27

Notes to Financial Statements (unaudited)(continued)

to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$56,406,564	$113,059	$–	$56,519,623
Convertible Bonds	–	10,150,444	–	10,150,444
Convertible Preferred Stocks	4,442,745	2,287,837	–	6,730,582
Floating Rate Loan	–	234,450	–	234,450
Foreign Common Stocks	–	4,168,991	–	4,168,991
High Yield Corporate Bonds	–	29,160,859	–	29,160,859
Non-Convertible Preferred Stocks	2,890	–	–	2,890
Warrants	6,683	6,047	–	12,730
Repurchase Agreement	–	1,652,849	–	1,652,849
Total	$60,858,882	$47,774,536	$–	$108,633,418

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(42,459)	–	–	(42,459)
Total	$(42,459)	$–	$–	$(42,459)
*	See Schedule of Investments for values in each industry.

(l)	Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2010 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contract and realize a loss. There is minimal counterparty credit risk to the Fund since these futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

28

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2010, the Fund had a futures interest rate contract with cumulative unrealized depreciation of $42,459, which is included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. Amounts of $(107,183) and $(42,459) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 14.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2010, the effective management fee, before waivers, was at an annualized rate of .75% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

For the period January 1, 2010 through April 30, 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses to the extent necessary so that total annual operating expenses did not exceed an annual rate of 1.15%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2010, the Fund incurred expenses of $204,732 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

29

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$–	$3,660,866
Total distributions paid	$–	$3,660,866

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$11,260,400	$10,745,726	$22,006,126

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$110,653,625
Gross unrealized gain	7,244,330
Gross unrealized loss	(9,264,537)
Net unrealized security loss	$(2,020,207)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, wash sales and certain securities.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$24,105,459	$22,918,844

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

30

Notes to Financial Statements (unaudited)(continued)

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The value of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The value of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield debt securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

31

Notes to Financial Statements (unaudited)(concluded)

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment rate also will affect the price and volatility of a mortgage-related security.

The Fund may invest up to 20% of its assets in foreign securities. The Fund’s exposure to foreign companies (and ADRs) presents increased market, liquidity, currency, political and other risks. The Fund may invest up to 10% of its net assets in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund’s performance could suffer.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	537,586	1,751,146
Reinvestment of distributions	–	304,818
Shares reacquired	(847,031)	(1,548,265)
Increase (decrease)	(309,445)	507,699

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

32

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

33

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Capital Structure Portfolio

SFCS-PORT-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Classic Stock Portfolio*

For the six-month period ended June 30, 2010

* Formerly known as Large Cap Core Portfolio

Lord Abbett Series Fund — Classic Stock Portfolio (formerly Large Cap Core Portfolio)

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class VC
Actual	$1,000.00	$911.30	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Consumer Discretionary	13.43%
Consumer Staples	5.41%
Energy	10.78%
Financials	19.28%
Health Care	11.08%
Industrials	7.74%
Information Technology	21.04%
Materials	6.13%
Telecommunication Services	1.27%
Utilities	0.90%
Short-Term Investment	2.94%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.24%

Aerospace & Defense 2.51%
Boeing Co. (The)	304	$19
Goodrich Corp.	2,197	146
Honeywell International, Inc.	3,865	151
Precision Castparts Corp.	1,563	161
United Technologies Corp.	3,192	207

Total		684

Beverages 1.62%
Coca-Cola Co. (The)	5,471	274
PepsiCo, Inc.	2,764	168

Total		442

Biotechnology 3.12%
Amgen, Inc.*	6,594	347
Celgene Corp.*	2,577	131
Gilead Sciences, Inc.*	4,289	147
Human Genome Sciences, Inc.*	5,998	136
Myriad Genetics, Inc.*	1,992	30
Vertex Pharmaceuticals, Inc.*	1,759	58

Total		849

Capital Markets 5.50%
Bank of New York Mellon Corp. (The)	3,123	77
Franklin Resources, Inc.	1,464	126
Goldman Sachs Group, Inc. (The)	3,964	520
Morgan Stanley	14,017	325
State Street Corp.	7,642	258
T. Rowe Price Group, Inc.	4,374	194

Total		1,500

Chemicals 4.83%
Albemarle Corp.	2,992	119
Celanese Corp. Series A	4,710	117
Dow Chemical Co. (The)	13,534	321

Investments	Shares	Value (000)
E.I. du Pont de Nemours & Co.	3,258	$113
Monsanto Co.	7,783	360
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	3,315	286

Total		1,316

Commercial Banks 5.48%
Fifth Third Bancorp	20,834	256
PNC Financial Services Group, Inc. (The)	5,494	310
Regions Financial Corp.	24,601	162
SunTrust Banks, Inc.	5,531	129
U.S. Bancorp	9,785	219
Wells Fargo & Co.	16,319	418

Total		1,494

Communications Equipment 2.44%
Cisco Systems, Inc.*	18,727	399
QUALCOMM, Inc.	8,116	267

Total		666

Computers & Peripherals 6.91%
Apple, Inc.*	3,800	956
Dell, Inc.*	20,701	250
EMC Corp.*	14,169	259
Hewlett-Packard Co.	9,657	418

Total		1,883

Consumer Finance 1.11%
Capital One Financial Corp.	7,512	303

Diversified Financial Services 4.83%
Bank of America Corp.	49,332	709
JPMorgan Chase & Co.	16,547	606

Total		1,315

Diversified Telecommunication Services 1.27%
AT&T, Inc.	10,558	255
Verizon Communications, Inc.	3,300	92

Total		347

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Electric: Utilities 0.55%
NextEra Energy, Inc.	1,745	$85
Progress Energy, Inc.	1,665	65

Total		150

Electrical Equipment 0.51%
Emerson Electric Co.	3,204	140

Electronic Equipment, Instruments & Components 0.58%
Corning, Inc.	4,945	80
Dolby Laboratories, Inc. Class A*	1,230	77

Total		157

Energy Equipment & Services 2.51%
Schlumberger Ltd.	7,877	436
Smith International, Inc.	3,999	151
Weatherford International Ltd. (Switzerland)*(a)	7,317	96

Total		683

Food & Staples Retailing 0.92%
CVS Caremark Corp.	5,289	155
Wal-Mart Stores, Inc.	1,989	96

Total		251

Food Products 0.71%
Kellogg Co.	1,465	74
Kraft Foods, Inc. Class A	4,273	120

Total		194

Health Care Equipment & Supplies 0.47%
Baxter International, Inc.	1,452	59
St. Jude Medical, Inc.*	1,921	69

Total		128

Health Care Providers & Services 2.36%
Express Scripts, Inc.*	7,630	359
Medco Health Solutions, Inc.*	3,450	190
Quest Diagnostics, Inc.	1,861	93

Total		642

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 6.33%
Boyd Gaming Corp.*	5,442	$46
Carnival Corp. Unit	9,100	275
Darden Restaurants, Inc.	2,424	94
Hyatt Hotels Corp. Class A*	1,425	53
International Game Technology	10,483	165
Marriott International, Inc. Class A	14,996	449
MGM Resorts International*	5,324	51
Royal Caribbean Cruises Ltd.*	2,270	52
Starwood Hotels & Resorts Worldwide, Inc.	5,586	231
Wynn Resorts Ltd.	4,042	308

Total		1,724

Household Products 1.91%
Colgate-Palmolive Co.	1,213	96
Procter & Gamble Co. (The)	7,065	424

Total		520

Industrial Conglomerates 1.16%
General Electric Co.	21,894	316

Information Technology Services 0.29%
MasterCard, Inc. Class A	399	80

Insurance 1.56%
MetLife, Inc.	6,598	249
Prudential Financial, Inc.	3,287	176

Total		425

Internet & Catalog Retail 0.09%
Amazon.com, Inc.*	221	24

Internet Software & Services 1.90%
Google, Inc. Class A*	1,163	517

Machinery 1.36%
Eaton Corp.	2,205	144
Parker Hannifin Corp.	4,084	227

Total		371

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Media 1.65%
DreamWorks Animation SKG, Inc. Class A*	715	$20
Time Warner, Inc.	5,850	169
Walt Disney Co. (The)	8,271	261

Total		450

Metals & Mining 1.31%
Freeport-McMoRan Copper & Gold, Inc.	2,944	174
United States Steel Corp.	4,744	183

Total		357

Multi-Line Retail 2.73%
J.C. Penney Co., Inc.	5,813	125
Kohl’s Corp.*	3,469	165
Macy’s, Inc.	2,775	50
Target Corp.	8,199	403

Total		743

Multi-Utilities 0.35%
Dominion Resources, Inc.	2,465	95

Oil, Gas & Consumable Fuels 8.29%
Apache Corp.	2,198	185
BP plc ADR	1,105	32
Chevron Corp.	3,599	244
Continental Resources, Inc.*	2,331	104
Devon Energy Corp.	2,054	125
EOG Resources, Inc.	1,728	170
Exxon Mobil Corp.	7,407	423
Hess Corp.	6,148	309
Marathon Oil Corp.	986	31
Occidental Petroleum Corp.	2,437	188
Petrohawk Energy Corp.*	2,317	39
Range Resources Corp.	1,079	43
Southwestern Energy Co.*	2,428	94
Suncor Energy, Inc. (Canada)(a)	9,284	273

Total		2,260

Investments	Shares	Value (000)
Pharmaceuticals 5.16%
Abbott Laboratories	5,707	$267
Johnson & Johnson	6,789	401
Merck & Co., Inc.	10,824	379
Pfizer, Inc.	25,241	360

Total		1,407

Professional Services 0.68%
Monster Worldwide, Inc.*	15,980	186

Real Estate Investment Trusts 0.82%
Host Hotels & Resorts, Inc.	16,653	224

Road & Rail 1.53%
Union Pacific Corp.	5,994	417

Semiconductors & Semiconductor Equipment 3.05%
Broadcom Corp. Class A	3,333	110
Intel Corp.	20,552	400
Micron Technology, Inc.*	24,891	211
Texas Instruments, Inc.	4,735	110

Total		831

Software 5.91%
Activision Blizzard, Inc.	30,288	318
Adobe Systems, Inc.*	12,334	326
Microsoft Corp.	22,488	517
Oracle Corp.	8,735	187
VMware, Inc. Class A*	4,188	262

Total		1,610

Specialty Retail 2.20%
Best Buy Co., Inc.	4,896	166
Dick’s Sporting Goods, Inc.*	14,075	350
Home Depot, Inc. (The)	2,984	84

Total		600

Textiles, Apparel & Luxury Goods 0.47%
Coach, Inc.	3,466	127

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Shares	Value (000)
Tobacco 0.26%
Altria Group, Inc.	3,566	$71

Total Common Stocks (cost $26,171,192)		26,499

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.94%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $715,000 of Federal Home Loan Mortgage Corp. at 4.75% due 1/19/2016; value: $821,356; proceeds: $801,641 (cost $801,641)	$802	802

Total Investments in Securities 100.18% (cost $26,972,833)		27,301

Liabilities in Excess of Other Assets (0.18%)		(49)

Net Assets 100.00%		$27,252

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $26,972,833)	$27,301,130
Receivables:
Dividends	23,267
From advisor (See Note 3)	9,080
Capital shares sold	1,422
Other assets	35
Total assets	27,334,934
LIABILITIES:
Payables:
Management fee	16,862
Directors’ fees	1,118
Fund administration	963
Capital shares reacquired	555
Accrued expenses and other liabilities	63,558
Total liabilities	83,056
NET ASSETS	$27,251,878
COMPOSITION OF NET ASSETS:
Paid-in capital	$30,277,535
Undistributed net investment income	43,214
Accumulated net realized loss on investments and foreign currency related transactions	(3,397,168)
Net unrealized appreciation on investments	328,297
Net Assets	$27,251,878
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,763,276
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.86

See Notes to Financial Statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $365)	$186,560
Interest	62
Total investment income	186,622
Expenses:
Management fee	105,247
Shareholder servicing	56,012
Professional	17,088
Reports to shareholders	14,944
Fund administration	6,014
Custody	2,092
Directors’ fees	441
Other	488
Gross expenses	202,326
Expense reductions (See Note 7)	(7)
Management fee waived (See Note 3)	(59,484)
Net expenses	142,835
Net investment income	43,787
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	132,248
Net change in unrealized appreciation/depreciation on investments	(2,870,431)
Net realized and unrealized loss	(2,738,183)
Net Decrease in Net Assets Resulting From Operations	$(2,694,396)

See Notes to Financial Statements.

9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$43,787	$199,064
Net realized gain (loss) on investments and foreign currency related transactions	132,248	(2,347,935)
Net change in unrealized appreciation/depreciation on investments	(2,870,431)	8,189,095
Net increase (decrease) in net assets resulting from operations	(2,694,396)	6,040,224
Distributions to shareholders from:
Net investment income	—	(199,870)
Capital share transactions (See Note 10):
Proceeds from sales of shares	3,708,718	9,806,047
Reinvestment of distributions	—	199,870
Cost of shares reacquired	(3,035,649)	(6,044,020)
Net increase in net assets resulting from capital share transactions	673,069	3,961,897
Net increase (decrease) in net assets	(2,021,327)	9,802,251
NET ASSETS:
Beginning of period	$29,273,205	$19,470,954
End of period	$27,251,878	$29,273,205
Undistributed (distributions in excess of) net investment income	$43,214	$(573)

See Notes to Financial Statements.

10

Financial Highlights

	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31				4/29/2005(a) to 12/31/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.82		$ 8.68	$12.89	$12.14	$10.86	$10.00

Investment operations:

Net investment income(b)	.02		.08	.12	.09	.10	.06

Net realized and unrealized gain (loss)	(.98)		2.13	(4.16)	1.21	1.30	.83

Total from investment operations	(.96)		2.21	(4.04)	1.30	1.40	.89

Distributions to shareholders from:

Net investment income	–		(.07)	(.10)	(.08)	(.07)	(.03)

Net realized gain	–		–	(.07)	(.47)	(.05)	–

Total distributions	–		(.07)	(.17)	(.55)	(.12)	(.03)

Net asset value, end of period	$ 9.86		$10.82	$ 8.68	$12.89	$12.14	$10.86

Total Return(c)	(8.87	)%(d)	25.50%	(31.28)%	10.68%	12.91%	8.87	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(d)	.99%	1.10%	1.10%	1.10%	1.10	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.99%	1.10%	1.10%	1.10%	.74	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.49%	1.49%	1.45%	1.91%	7.79	%(e)

Net investment income	.14	%(d)	.82%	1.08%	.72%	.89%	1.41	%(e)

Supplemental Data:
Net assets, end of period (000)	$27,252		$29,273	$19,471	$21,199	$13,743	$4,992

Portfolio turnover rate	7.35	%(d)	54.63%	40.08%	42.46%	34.27%	24.42%
(a)	Commencement of operations.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

11

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Classic Stock Portfolio (the “Fund”, formerly, Large-Cap Core Portfolio). Effective May 1, 2010, Large-Cap Core Portfolio changed its name to Classic Stock Portfolio. The Fund is diversified as defined in the Act.

The investment objective of the Fund is growth of capital and growth of income consistent with reasonable risk. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns

12

Notes to Financial Statements (unaudited)(continued)

remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

13

Notes to Financial Statements (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$26,499	$—	$—	$26,499
Repurchase Agreement	—	802	—	802
Total	$26,499	$802	$—	$27,301
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2010, the effective management fee, before waivers, was at an annualized rate of .70% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .95%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

For the period January 1, 2010 through April 30 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses to the extent necessary so that total annual operating expenses did not exceed an annual rate of .95%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2010, the Fund incurred expenses of $52,623 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

14

Notes to Financial Statements (unaudited)(continued)

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$—	$199,870
Total distributions paid	$—	$199,870

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$590,022	$1,924,843	$2,514,865

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$27,675,428
Gross unrealized gain	1,981,701
Gross unrealized loss	(2,355,999)
Net unrealized security loss	$(374,298)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$2,732,773	$2,132,389

15

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other and other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

16

Notes to Financial Statements (unaudited)(concluded)

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	334,203	1,063,360
Reinvestment of distributions	—	18,387
Shares reacquired	(276,735)	(618,425)
Increase	57,468	463,322

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Classic Stock Portfolio

SFCLASS-PORT-3-0610

(8/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the period ended June 30, 2010

Lord Abbett Series Fund — Developing Growth Portfolio

Semiannual Report

For the period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Developing Growth Portfolio for the period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 26, 2010, commencement of investment operations, through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 4/26/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/26/10	6/30/10	4/26/10 – 6/30/10
Class VC
Actual	$1,000.00	$868.80	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.41	$1.63

†

Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 66/365 (to reflect the period April 26, 2010, commencement of investment operations, to June 30, 2010).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Consumer Discretionary	21.54%
Energy	2.20%
Financials	7.99%
Health Care	18.44%
Industrials	14.81%
Information Technology	32.75%
Materials	2.27%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS 98.97%

Aerospace & Defense 3.35%
BE Aerospace, Inc.*	64	$1,628
DigitalGlobe, Inc.*	59	1,552
HEICO Corp.	33	1,185
Hexcel Corp.*	94	1,458

Total		5,823

Airlines 0.79%
Copa Holdings SA Class A (Panama)(a)	31	1,371

Auto Components 0.98%
Westport Innovations, Inc. (Canada)*(a)	109	1,710

Biotechnology 3.97%
Acorda Therapeutics, Inc.*	61	1,898
Allos Therapeutics, Inc.*	58	356
BioMarin Pharmaceutical, Inc.*	32	607
Cepheid, Inc.*	100	1,602
Human Genome Sciences, Inc.*	54	1,224
Incyte Corp. Ltd.*	111	1,229

Total		6,916

Capital Markets 1.76%
Affiliated Managers Group, Inc.*	18	1,094
Financial Engines, Inc.*	145	1,972

Total		3,066

Chemicals 1.93%
ChemSpec International Ltd. ADR	65	469
Rockwood Holdings, Inc.*	50	1,134
STR Holdings, Inc.*	93	1,748

Total		3,351

Commercial Banks 3.16%
Signature Bank*	51	1,939

Investments	Shares	Value
SVB Financial Group*	51	$2,103
Western Alliance Bancorp*	202	1,448

Total		5,490

Commercial Services & Supplies 3.58%
Clean Harbors, Inc.*	36	2,391
Corporate Executive Board Co. (The)	30	788
EnerNOC, Inc.*	51	1,603
Higher One Holdings, Inc.*	100	1,450

Total		6,232

Communications Equipment 5.52%
Acme Packet, Inc.*	84	2,258
Aruba Networks, Inc.*	253	3,603
DG FastChannel, Inc.*	54	1,759
Riverbed Technology, Inc.*	72	1,989

Total		9,609

Computers & Peripherals 2.78%
Fortinet, Inc.*	53	871
Netezza Corp.*	218	2,982
Stratasys, Inc.*	40	982

Total		4,835

Construction & Engineering 0.09%
Orion Marine Group, Inc.*	11	156

Diversified Consumer Services 3.13%
American Public Education, Inc.*	37	1,617
Capella Education Co.*	16	1,302
K12, Inc.*	58	1,286
Strayer Education, Inc.	6	1,247

Total		5,452

Diversified Financial Services 1.38%
Portfolio Recovery Associates, Inc.*	36	2,404

Electrical Equipment 3.32%
American Superconductor Corp.*	63	1,681

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value
Electrical Equipment (continued)
Harbin Electric, Inc. (China)*(a)	123	$2,048
Polypore International, Inc.*	90	2,047

Total		5,776

Electronic Equipment, Instruments & Components 2.34%
FARO Technologies, Inc.*	54	1,010
Hollysys Automation Technologies Ltd. (China)*(a)	60	541
IPG Photonics Corp.*	114	1,736
Maxwell Technologies, Inc.*	69	787

Total		4,074

Energy Equipment & Services 1.40%
CARBO Ceramics, Inc.	22	1,588
ION Geophysical Corp.*	244	849

Total		2,437

Health Care Equipment & Supplies 8.64%
Align Technology, Inc.*	85	1,264
DexCom, Inc.*	205	2,370
DynaVox, Inc. Class A*	48	768
Endologix, Inc.*	244	1,105
Insulet Corp.*	109	1,640
NuVasive, Inc.*	26	922
NxStage Medical, Inc.*	138	2,048
Thoratec Corp.*	79	3,376
Volcano Corp.*	71	1,549

Total		15,042

Health Care Providers & Services 1.03%
Accretive Health, Inc.*	100	1,323
Bio-Reference Laboratories, Inc.*	21	466

Total		1,789

Health Care Technology 1.26%
SXC Health Solutions Corp.*	30	2,197

Investments	Shares	Value
Hotels, Restaurants & Leisure 3.50%
BJ’s Restaurants, Inc.*	57	$1,345
Chipotle Mexican Grill, Inc.*	15	2,052
Home Inns & Hotels Management, Inc. ADR*	35	1,366
WMS Industries, Inc.*	34	1,335

Total		6,098

Household Durables 0.88%
Tempur-Pedic International, Inc.*	50	1,537

Information Technology Services 1.37%
hiSoft Technology International Ltd. ADR*	104	1,082
VeriFone Holdings, Inc.*	69	1,306

Total		2,388

Insurance 0.64%
CNinsure, Inc. ADR	43	1,115

Internet & Catalog Retail 2.28%
Netflix, Inc.*	23	2,499
Overstock.com, Inc.*	81	1,464

Total		3,963

Internet Software & Services 6.53%
Ancestry.com, Inc.*	57	1,004
Constant Contact, Inc.*	108	2,304
GSI Commerce, Inc.*	29	835
LogMeIn, Inc.*	83	2,177
MercadoLibre, Inc. (Argentina)*(a)	16	841
OpenTable, Inc.*	79	3,276
QuinStreet, Inc.*	80	921

Total		11,358

Life Sciences Tools & Services 0.82%
PAREXEL International Corp.*	66	1,431

Machinery 2.90%
Chart Industries, Inc.*	68	1,059

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Shares	Value
Machinery (continued)
China Valves Technology, Inc. (China)*(a)	153	$1,427
Middleby Corp. (The)*	24	1,277
RBC Bearings, Inc.*	44	1,276

Total		5,039

Media 0.92%
IMAX Corp. (Canada)*(a)	110	1,606

Metals & Mining 0.32%
Gulf Resources, Inc. (China)*(a)	65	558

Oil, Gas & Consumable Fuels 0.77%
Clean Energy Fuels Corp.*	90	1,345

Pharmaceuticals 2.52%
Auxilium Pharmaceuticals, Inc.*	18	423
Impax Laboratories, Inc.*	81	1,544
Salix Pharmaceuticals, Ltd.*	62	2,420

Total		4,387

Professional Services 0.65%
Kforce, Inc.*	88	1,122

Real Estate Management & Development 0.97%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	68	1,682

Semiconductors & Semiconductor Equipment 7.60%
Atheros Communications, Inc.*	66	1,818
Cavium Networks, Inc.*	103	2,698
MaxLinear, Inc. Class A*	28	391
NetLogic Microsystems, Inc.*	114	3,101
Renesola Ltd. ADR*	228	1,361
Rubicon Technology, Inc.*	37	1,102
Silicon Laboratories, Inc.*	36	1,460
Veeco Instruments, Inc.*	38	1,303

Total		13,234

Investments	Shares	Value
Software 6.27%
Concur Technologies, Inc.*	33	$1,408
SS&C Technologies Holdings, Inc.*	87	1,395
SuccessFactors, Inc.*	147	3,056
Synchronoss Technologies, Inc.*	111	2,106
Taleo Corp. Class A*	38	923
VanceInfo Technologies, Inc. ADR*	87	2,025

Total		10,913

Specialty Retail 5.33%
Citi Trends, Inc.*	39	1,285
Dick’s Sporting Goods, Inc.*	48	1,195
DSW, Inc. Class A*	30	674
Lumber Liquidators Holdings, Inc.*	50	1,166
Rue21, Inc.*	47	1,426
Ulta Salon, Cosmetics & Fragrance, Inc.*	63	1,491
Vitamin Shoppe, Inc.*	51	1,308
Zumiez, Inc.*	45	725

Total		9,270

Textiles, Apparel & Luxury Goods 4.29%
Deckers Outdoor Corp.*	15	2,143
Fossil, Inc.*	22	763
lululemon athletica, Inc. (Canada)*(a)	54	2,010
Steven Madden Ltd.*	38	1,198
Under Armour, Inc. Class A*	41	1,358

Total		7,472

Total Investments in Common Stocks 98.97% (cost $191,773)		172,248

Cash and Other Assets in Excess of Liabilities 1.03%		1,795

Net Assets 100.00%		$174,043

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $191,773)	$172,248
Cash	9,178
Receivables:
From advisor (See Note 3)	7,640
Investment securities sold	2,335
Prepaid expenses	7,476
Total assets	198,877
LIABILITIES:
Payables:
Investment securities purchased	8,288
Offering costs	3,094
Management fee	112
Fund administration	6
Directors’ fees	1
Accrued expenses and other liabilities	13,333
Total liabilities	24,834
NET ASSETS	$174,043
COMPOSITION OF NET ASSETS:
Paid-in capital	$200,031
Accumulated net investment loss	(240)
Accumulated net realized loss on investments	(6,223)
Net unrealized depreciation on investments	(19,525)
Net Assets	$174,043
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	13,335
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.05

See Notes to Financial Statements.

7

Statement of Operations (unaudited)

For the Period Ended June 30, 2010*

Investment income:
Dividends	$62
Total investment income	62
Expenses:
Management fee	251
Shareholder servicing	543
Professional	9,874
Reports to shareholders	3,696
Offering costs	1,651
Custody	434
Fund administration	13
Directors’ fees	1
Other	393
Gross expenses	16,856
Management fee waived and expenses reimbursed (See Note 3)	(16,554)
Net expenses	302
Net investment loss	(240)
Net realized and unrealized loss:
Net realized loss on investments	(6,223)
Net change in unrealized depreciation on investments	(19,525)
Net realized and unrealized loss	(25,748)
Net Decrease in Net Assets Resulting From Operations	$(25,988)
*	For the period April 26, 2010 (commencement of investment operations) to June 30, 2010.

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Period April 26, 2010 to June 30, 2010* (unaudited)
Operations:
Net investment loss	$(240)
Net realized loss on investments	(6,223)
Net change in unrealized depreciation on investments	(19,525)
Net decrease in net assets resulting from operations	(25,988)
Capital share transactions (See Note 10):
Proceeds from sales of shares	200,031
Net increase in net assets resulting from capital share transactions	200,031
Net increase in net assets	174,043
NET ASSETS:
Beginning of period	$–
End of period	$174,043
Accumulated net investment loss	$(240)
*	For the period April 26, 2010 (commencement of investment operations) to June 30, 2010.

See Notes to Financial Statements.

9

Financial Highlights

	4/26/2010(a) to 6/30/2010 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment loss(b)	(.02)

Net realized and unrealized loss	(1.93)

Total from investment operations	(1.95)

Net asset value, end of period	$13.05

Total Return(c)	(13.12	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.16	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.16	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	9.14	%(d)

Net investment loss	(.13	)%(d)

Supplemental Data:
Net assets, end of period (000)	$174

Portfolio turnover rate	28.61	%(d)
(a)	Commencement of investment operations was 4/26/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

10

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Developing Growth Portfolio (the “Fund”). The Fund commenced investment operations on April 26, 2010. The Fund became effective with the SEC and shares first became available to the public on May 1, 2010. The Fund is diversified as defined in the Act.

The investment objective of the Fund is long-term growth of capital. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

11

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$172,248	$–	$–	$172,248
Total	$172,248	$–	$–	$172,248
*	See Schedule of Investments for values in each industry.

12

Notes to Financial Statements (unaudited)(continued)

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the period ended June 30, 2010, the effective management fee, before waivers and expenses reimbursed was at an annualized rate of .75% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed and annual rate of 0.90%. For the period April 26, 2010 to April 30, 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses based on the same terms above. The contractual agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, may enter into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the period ended June 30, 2010, the Fund did not incur expenses for such services arrangements.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment;

13

Notes to Financial Statements (unaudited)(continued)

temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$191,773
Gross unrealized gain	3,369
Gross unrealized loss	(22,894)
Net unrealized security loss	$(19,525)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2010 were as follows:

Purchases	Sales
$249,346	$51,349

There were no purchases or sales of U.S. Government securities for the period ended June 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

14

Notes to Financial Statements (unaudited)(concluded)

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and ADRs, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Period Ended June 30, 2010† (unaudited)
Shares sold	13,335
Increase	13,335
†	For the period April 26, 2010 (commencement of investment operations) to June 30, 2010.

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

15

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

16

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Developing Growth Portfolio

SFDG-PORT-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Fundamental Equity Portfolio*

For the six-month period ended June 30, 2010

* Formerly known as All Value Portfolio

Lord Abbett Series Fund — Fundamental Equity Portfolio (formerly All Value Portfolio)

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/2010	1/1/10 - 6/30/2010
Class VC
Actual	$1,000.00	$952.30	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Consumer Discretionary	9.77%
Consumer Staples	1.34%
Energy	12.26%
Financials	18.56%
Health Care	16.58%
Industrials	12.25%
Information Technology	15.30%
Materials	8.54%
Utilities	2.01%
Short-Term Investment	3.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 96.86%

Aerospace & Defense 2.90%
Curtiss-Wright Corp.	8,700	$253
Hexcel Corp.*	54,500	845
Honeywell International, Inc.	13,100	511
Kaman Corp.	2,700	60
United Technologies Corp.	23,034	1,495

Total		3,164

Auto Components 0.20%
Tenneco, Inc.*	10,500	221

Automobiles 1.65%
Ford Motor Co.*	178,600	1,800

Biotechnology 3.14%
Amgen, Inc.*	55,800	2,935
Human Genome Sciences, Inc.*	9,500	215
Onyx Pharmaceuticals, Inc.*	12,600	272

Total		3,422

Building Products 0.10%
Quanex Building Products Corp.	350	6
Trex Co., Inc.*	5,300	106

Total		112

Capital Markets 5.55%
Affiliated Managers Group, Inc.*	10,300	626
Charles Schwab Corp. (The)	75,600	1,072
Franklin Resources, Inc.	7,000	603
Invesco Ltd.	17,900	301
Lazard Ltd. Class A	49,200	1,314
Morgan Stanley	18,600	432
Raymond James Financial, Inc.	17,200	425
State Street Corp.	37,900	1,282

Total		6,055

Investments	Shares	Value (000)
Chemicals 1.61%
Air Products & Chemicals, Inc.	27,100	$1,756

Commercial Banks 7.32%
City National Corp.	23,500	1,204
Comerica, Inc.	9,100	335
Commerce Bancshares, Inc.	20,960	754
Cullen/Frost Bankers, Inc.	25,900	1,331
KeyCorp	155,600	1,197
SunTrust Banks, Inc.	30,900	720
TCF Financial Corp.	35,569	591
Wells Fargo & Co.	44,400	1,137
Zions Bancorporation	33,200	716

Total		7,985

Computers & Peripherals 3.04%
EMC Corp.*	53,431	978
Hewlett-Packard Co.	54,000	2,337

Total		3,315

Consumer Finance 0.69%
Capital One Financial Corp.	18,552	748

Containers & Packaging 0.24%
Owens-Illinois, Inc.*	9,900	262

Diversified Financial Services 3.02%
Bank of America Corp.	151,500	2,177
JPMorgan Chase & Co.	30,400	1,113

Total		3,290

Electric: Utilities 1.10%
NextEra Energy, Inc.	14,900	726
PPL Corp.	19,100	477

Total		1,203

Electrical Equipment 0.11%
AMETEK, Inc.	3,000	120

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Energy Equipment & Services 1.99%
Halliburton Co.	59,700	$1,466
Weatherford International Ltd. (Switzerland)*(a)	54,000	710

Total		2,176

Food Products 1.35%
Archer Daniels Midland Co.	57,000	1,472

Gas Utilities 0.91%
EQT Corp.	21,300	770
Questar Corp.	4,900	223

Total		993

Health Care Equipment & Supplies 3.12%
Cooper Cos., Inc. (The)	32,500	1,293
Kinetic Concepts, Inc.*	6,900	252
Stryker Corp.	15,800	791
Wright Medical Group, Inc.*	20,700	344
Zimmer Holdings, Inc.*	13,500	730

Total		3,410

Health Care Providers & Services 5.83%
AmerisourceBergen Corp.	34,700	1,102
DaVita, Inc.*	13,300	830
Humana, Inc.*	14,705	672
McKesson Corp.	16,400	1,101
Patterson Cos., Inc.	32,100	916
Pharmaceutical Product Development, Inc.	17,500	445
UnitedHealth Group, Inc.	22,300	633
Universal Health Services, Inc. Class B	17,400	664

Total		6,363

Hotels, Restaurants & Leisure 1.03%
Carnival Corp. Unit	24,500	741
Marriott International, Inc. Class A	12,839	384

Total		1,125

Investments	Shares	Value (000)
Household Durables 0.86%
Fortune Brands, Inc.	23,900	$936

Information Technology Services 4.23%
Accenture plc Class A (Ireland)(a)	36,379	1,406
MasterCard, Inc. Class A	4,496	897
VeriFone Holdings, Inc.*	94,200	1,783
Western Union Co. (The)	35,462	529

Total		4,615

Insurance 2.03%
Berkshire Hathaway, Inc. Class B*	16,300	1,299
Chubb Corp. (The)	12,300	615
Markel Corp.*	900	306

Total		2,220

Internet & Catalog Retail 0.65%
NutriSystem, Inc.	31,100	713

Life Sciences Tools & Services 1.01%
Affymetrix, Inc.*	76,235	449
PAREXEL International Corp.*	30,300	657

Total		1,106

Machinery 7.42%
Eaton Corp.	24,370	1,595
EnPro Industries, Inc.*	17,500	493
Kaydon Corp.	6,000	197
Kennametal, Inc.	22,600	575
Pall Corp.	26,500	911
Parker Hannifin Corp.	18,413	1,021
RBC Bearings, Inc.*	11,000	319
Robbins & Myers, Inc.	31,500	685
Tennant Co.	4,400	149
WABCO Holdings, Inc.*	68,200	2,147

Total		8,092

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Media 4.12%
Interpublic Group of Cos., Inc. (The)*	159,200	$1,135
Omnicom Group, Inc.	65,400	2,243
Viacom, Inc. Class B	11,900	373
Walt Disney Co. (The)	23,600	743

Total		4,494

Metals & Mining 6.71%
Agnico-Eagle Mines Ltd. (Canada)(a)	11,800	717
Barrick Gold Corp. (Canada)(a)	58,772	2,669
Newmont Mining Corp.	24,100	1,488
Nucor Corp.	19,200	735
Reliance Steel & Aluminum Co.	25,000	904
United States Steel Corp.	21,000	810

Total		7,323

Multi-Line Retail 0.42%
J.C. Penney Co., Inc.	19,900	427
Nordstrom, Inc.	800	26

Total		453

Oil, Gas & Consumable Fuels 10.30%
Apache Corp.	4,300	362
Chevron Corp.	13,500	916
El Paso Corp.	172,100	1,912
Exxon Mobil Corp.	86,810	4,954
Forest Oil Corp.*	5,100	140
Southwestern Energy Co.*	28,600	1,105
Williams Cos., Inc. (The)	101,100	1,848

Total		11,237

Pharmaceuticals 3.52%
Abbott Laboratories	23,070	1,079
Teva Pharmaceutical Industries Ltd. ADR	5,500	286
Warner Chilcott plc Class A (Ireland)*(a)	58,700	1,341

Investments	Shares	Value (000)
Watson Pharmaceuticals, Inc.*	27,848	$1,130

Total		3,836

Professional Services 0.41%
FTI Consulting, Inc.*	10,200	445

Road & Rail 1.34%
Heartland Express, Inc.	29,300	425
Kansas City Southern*	28,600	1,040

Total		1,465

Semiconductors & Semiconductor Equipment 4.07%
Broadcom Corp. Class A	18,100	597
Intel Corp.	91,800	1,785
Micron Technology, Inc.*	98,200	834
National Semiconductor Corp.	58,300	785
Xilinx, Inc.	17,486	441

Total		4,442

Software 4.00%
Adobe Systems, Inc.*	47,800	1,263
Intuit, Inc.*	36,000	1,252
McAfee, Inc.*	15,000	461
Microsoft Corp.	60,300	1,388

Total		4,364

Specialty Retail 0.54%
American Eagle Outfitters, Inc.	4,900	58
Best Buy Co., Inc.	13,885	470
Lowe’s Cos., Inc.	2,900	59

Total		587

Textiles, Apparel & Luxury Goods 0.33%
VF Corp.	5,000	356

Total Common Stocks (cost $105,634,291)		105,676

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.40%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $3,780,000 of Federal Home Loan Bank at 0.58% due 6/1/2011; value: $3,784,725; proceeds: $3,705,680 (cost $3,705,680)	$3,706	$3,706

Total Investments in Securities 100.26% (cost $109,339,971)		109,382

Liabilities in Excess of Cash and Other Assets (0.26%)		(280)

Net Assets 100.00%		$109,102

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $109,339,971)	$109,381,740
Cash	21
Receivables:
Investment securities sold	545,585
Capital shares sold	116,221
Dividends	66,575
From advisor (See Note 3)	9,174
Total assets	110,119,316
LIABILITIES:
Payables:
Investment securities purchased	794,197
Management fee	70,221
Capital shares reacquired	28,621
Directors’ fees	4,252
Fund administration	3,745
Accrued expenses and other liabilities	116,400
Total liabilities	1,017,436
NET ASSETS	$109,101,880
COMPOSITION OF NET ASSETS:
Paid-in capital	$115,473,935
Distributions in excess of net investment income	(39,035)
Accumulated net realized loss on investments and foreign currency related transactions	(6,374,789)
Net unrealized appreciation on investments	41,769
Net Assets	$109,101,880
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	7,701,337
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.17

See Notes to Financial Statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $3,228)	$589,617
Interest	242
Total investment income	589,859
Expenses:
Management fee	427,760
Shareholder servicing	205,668
Fund administration	22,814
Reports to shareholders	19,221
Professional	19,019
Custody	9,359
Directors’ fees	1,647
Other	1,398
Gross expenses	706,886
Expense reductions (See Note 7)	(25)
Management fee waived (See Note 3)	(50,963)
Net expenses	655,898
Net investment loss	(66,039)
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	6,654,114
Net change in unrealized appreciation/depreciation on investments	(12,388,980)
Net realized and unrealized loss	(5,734,866)
Net Decrease in Net Assets Resulting From Operations	$(5,800,905)

See Notes to Financial Statements.

9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income (loss)	$(66,039)	$195,652
Net realized gain (loss) on investments and foreign currency related transactions	6,654,114	(5,385,837)
Net change in unrealized appreciation/depreciation on investments	(12,388,980)	27,388,821
Net increase (decrease) in net assets resulting from operations	(5,800,905)	22,198,636
Distributions to shareholders from:
Net investment income	–	(165,971)
Capital share transactions (See Note 10):
Proceeds from sales of shares	20,186,662	25,661,346
Reinvestment of distributions	–	165,971
Cost of shares reacquired	(13,052,682)	(16,975,453)
Net increase in net assets resulting from capital share transactions	7,133,980	8,851,864
Net increase in net assets	1,333,075	30,884,529
NET ASSETS:
Beginning of period	$107,768,805	$76,884,276
End of period	$109,101,880	$107,768,805
Undistributed (distributions in excess of) net investment income	$(39,035)	$27,004

See Notes to Financial Statements.

10

Financial Highlights

	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$14.88		$11.83	$16.84	$16.48	$14.82	$13.95

Investment operations:

Net investment income (loss)(a)	(.01)		.03	.08	.10	.11	.09

Net realized and unrealized gain (loss)	(.70)		3.04	(4.92)	1.01	2.06	.88

Total from investment operations	(.71)		3.07	(4.84)	1.11	2.17	.97

Distributions to shareholders from:

Net investment income	–		(.02)	(.08)	(.09)	(.09)	(.05)

Net realized gain	–		–	(.09)	(.66)	(.42)	(.05)

Total distributions	–		(.02)	(.17)	(.75)	(.51)	(.10)

Net asset value, end of period	$14.17		$14.88	$11.83	$16.84	$16.48	$14.82

Total Return(b)	(4.77	)%(c)	25.97%	(28.67)%	6.72%	14.64%	6.95%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.14%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.14%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.27%	1.24%	1.30%	1.75%

Net investment income (loss)	(.06	)%(c)	.22%	.56%	.55%	.69%	.66%

Supplemental Data:
Net assets, end of period (000)	$109,102		$107,769	$76,884	$101,747	$75,940	$34,277

Portfolio turnover rate	41.27	%(c)	85.09%	81.82%	62.96%	59.92%	34.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

11

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Fundamental Equity Portfolio (the “Fund,” formerly, All Value Portfolio). Effective May 1, 2010, All Value Portfolio changed its name to Fundamental Equity Portfolio. The Fund is diversified as defined in the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

13

Notes to Financial Statements (unaudited)(continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$105,676	$–	$–	$105,676
Repurchase Agreement	–	3,706	–	3,706
Total	$105,676	$3,706	$–	$109,382
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2010, the effective management fee, before waivers, was at an annualized rate of .75% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

For the period January 1, 2010 through April 30 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses to the extent necessary so that total annual operating expenses did not exceed an annual rate of 1.15%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators

14

Notes to Financial Statements (unaudited)(continued)

and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2010, the Fund incurred expenses of $199,621 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$–	$165,971
Total distributions paid	$–	$165,971

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$3,313,767	$9,162,286	$12,476,053

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$109,589,181
Gross unrealized gain	7,304,341
Gross unrealized loss	(7,511,782)
Net unrealized security loss	$(207,441)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$50,328,848	$45,293,778

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

16

Notes to Financial Statements (unaudited)(concluded)

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	1,304,652	2,046,125
Reinvestment of distributions	–	11,057
Shares reacquired	(843,680)	(1,314,208)
Increase	460,972	742,974

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements through this date.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio

SFFE-PORT-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2010

Lord Abbett Series Fund — Growth and Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class VC
Actual	$1,000.00	$946.90	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Consumer Discretionary	12.92%
Consumer Staples	5.46%
Energy	17.08%
Financials	29.48%
Health Care	9.07%
Industrials	9.39%
Information Technology	2.51%
Materials	6.73%
Telecommunication Services	2.80%
Utilities	3.32%
Short-Term Investment	1.24%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 98.89%

Aerospace & Defense 0.99%
Honeywell International, Inc.	8,200	$320
Lockheed Martin Corp.	83,800	6,243
Raytheon Co.	68,800	3,329

Total		9,892

Airlines 2.54%
AMR Corp.*	625,600	4,242
Delta Air Lines, Inc.*	1,796,647	21,111

Total		25,353

Automobiles 1.48%
Ford Motor Co.*	1,464,500	14,762

Beverages 0.68%
PepsiCo, Inc.	110,600	6,741

Biotechnology 1.89%
Amgen, Inc.*	286,396	15,064
Gilead Sciences, Inc.*	109,700	3,761

Total		18,825

Capital Markets 7.69%
Bank of New York Mellon Corp. (The)	910,848	22,489
Charles Schwab Corp. (The)	861,748	12,220
Franklin Resources, Inc.	70,993	6,119
Goldman Sachs Group, Inc. (The)	113,372	14,882
Morgan Stanley	520,100	12,072
State Street Corp.	261,300	8,837

Total		76,619

Chemicals 2.15%
Dow Chemical Co. (The)	439,500	10,425
Mosaic Co. (The)	222,200	8,661

Investments	Shares	Value (000)
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	26,900	$2,320

Total		21,406

Commercial Banks 12.55%
BB&T Corp.	222,117	5,844
KeyCorp	1,352,828	10,403
M&T Bank Corp.	108,779	9,241
PNC Financial Services Group, Inc. (The)	285,469	16,129
Regions Financial Corp.	803,100	5,284
SunTrust Banks, Inc.	925,000	21,553
Wells Fargo & Co.	1,666,501	42,662
Zions Bancorporation	645,691	13,928

Total		125,044

Computers & Peripherals 1.34%
EMC Corp.*	308,200	5,640
Hewlett-Packard Co.	179,385	7,764

Total		13,404

Construction & Engineering 0.25%
Fluor Corp.	59,100	2,512

Diversified Financial Services 7.46%
Bank of America Corp.	1,455,893	20,921
CBOE Holdings, Inc.*	46,900	1,527
Citigroup, Inc.*	4,464,100	16,785
JPMorgan Chase & Co.	957,738	35,063

Total		74,296

Diversified Telecommunication Services 2.80%
AT&T, Inc.	768,047	18,579
Verizon Communications, Inc.	334,500	9,373

Total		27,952

Electric: Utilities 1.97%
NextEra Energy, Inc.	77,100	3,759
PPL Corp.	218,100	5,442

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Electric: Utilities (continued)
Progress Energy, Inc.	160,800	$6,307
Southern Co.	123,795	4,120

Total		19,628

Electrical Equipment 0.63%
Emerson Electric Co.	143,800	6,283

Energy Equipment & Services 3.53%
Halliburton Co.	542,900	13,328
Schlumberger Ltd.	394,692	21,842

Total		35,170

Food & Staples Retailing 2.22%
Kroger Co. (The)	1,122,411	22,100

Food Products 1.59%
Archer Daniels Midland Co.	496,900	12,830
Kraft Foods, Inc. Class A	107,997	3,024

Total		15,854

Health Care Equipment & Supplies 0.97%
Covidien plc (Ireland)(a)	241,271	9,694

Health Care Providers & Services 1.67%
CIGNA Corp.	31,000	963
UnitedHealth Group, Inc.	550,726	15,641

Total		16,604

Hotels, Restaurants & Leisure 3.07%
Carnival Corp. Unit	289,250	8,747
Hyatt Hotels Corp. Class A*	295,400	10,956
Marriott International, Inc. Class A	364,874	10,924

Total		30,627

Household Durables 0.55%
Pulte Homes, Inc.*	662,700	5,487

Investments	Shares	Value (000)
Household Products 0.99%
Colgate-Palmolive Co.	124,700	$9,821

Insurance 1.55%
Berkshire Hathaway, Inc. Class B*	118,800	9,467
MetLife, Inc.	158,249	5,976

Total		15,443

Internet & Catalog Retail 1.83%
HSN, Inc.*	758,809	18,211

Machinery 3.25%
Caterpillar, Inc.	204,900	12,308
Eaton Corp.	306,080	20,030

Total		32,338

Media 2.75%
Comcast Corp. Class A	809,802	14,066
Omnicom Group, Inc.	91,500	3,139
Time Warner Cable, Inc.	128,051	6,669
Time Warner, Inc.	122,666	3,546

Total		27,420

Metals & Mining 4.59%
Barrick Gold Corp. (Canada)(a)	366,100	16,625
Cliffs Natural Resources, Inc.	159,300	7,513
Newmont Mining Corp.	247,200	15,262
United States Steel Corp.	165,600	6,384

Total		45,784

Multi-Line Retail 2.77%
J.C. Penney Co., Inc.	141,500	3,039
Kohl’s Corp.*	133,900	6,360
Target Corp.	369,700	18,178

Total		27,577

Multi-Utilities 1.36%
PG&E Corp.	232,500	9,556

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Shares	Value (000)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	127,400	$3,991

Total		13,547

Office Electronics 0.10%
Xerox Corp.	120,200	966

Oil, Gas & Consumable Fuels 13.58%
Anadarko Petroleum Corp.	163,200	5,890
Apache Corp.	41,500	3,494
Chevron Corp.	465,525	31,591
El Paso Corp.	881,570	9,794
EOG Resources, Inc.	65,464	6,440
Exxon Mobil Corp.	774,911	44,224
Hess Corp.	111,400	5,608
Marathon Oil Corp.	356,100	11,071
Petroleo Brasileiro SA ADR	134,800	4,626
Suncor Energy, Inc. (Canada)(a)	195,521	5,756
Valero Energy Corp.	377,400	6,786

Total		135,280

Pharmaceuticals 4.55%
Abbott Laboratories	274,164	12,825
Johnson & Johnson	195,200	11,529
Merck & Co., Inc.	195,200	6,826
Pfizer, Inc.	277,200	3,953
Teva Pharmaceutical Industries Ltd. ADR	196,467	10,214

Total		45,347

Real Estate Investment Trusts 0.27%
Annaly Capital Management, Inc.	158,300	2,715

Road & Rail 1.73%
Hertz Global Holdings, Inc.*	1,826,120	17,275

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment 1.07%
Applied Materials, Inc.	412,600	$4,959
Intel Corp.	293,100	5,701

Total		10,660

Specialty Retail 0.48%
Home Depot, Inc. (The)	19,000	533
J. Crew Group, Inc.*	115,129	4,238

Total		4,771

Total Common Stocks (cost $939,269,045)		985,408

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.24%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $4,155,000 of Federal Home Loan Bank at 3.125% due 6/10/2011 and $8,340,000 of Federal Home Loan Bank at 0.58% due 6/1/2011; value: $12,604,106; proceeds: $12,353,122 (cost $12,353,122)	$12,353	12,353

Total Investments in Securities 100.13% (cost $951,622,167)		997,761

Liabilities in Excess of Cash and Other Assets (0.13%)		(1,268)

Net Assets 100.00%		$996,493

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $951,622,167)	$997,760,648
Cash	57
Receivables:
Investment securities sold	13,194,776
Capital shares sold	5,026,574
Interest and dividends	569,693
Other assets	786
Total assets	1,016,552,534
LIABILITIES:
Payables:
Investment securities purchased	18,048,192
Capital shares reacquired	599,114
Management fee	431,404
Directors’ fees	145,309
Fund administration	34,694
Accrued expenses and other liabilities	800,959
Total liabilities	20,059,672
NET ASSETS	$996,492,862
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,551,987,679
Undistributed net investment income	2,530,666
Accumulated net realized loss on investments and foreign currency related transactions	(604,163,964)
Net unrealized appreciation on investments	46,138,481
Net Assets	$996,492,862
Outstanding shares (250 million shares of common stock authorized, $.001 par value)	51,720,906
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$19.27

See Notes to Financial Statements.

7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $40,477)	$7,804,878
Interest	3,463
Total investment income	7,808,341
Expenses:
Management fee	2,760,198
Shareholder servicing	1,975,213
Fund administration	223,312
Reports to shareholders	49,859
Professional	28,856
Directors’ fees	16,563
Custody	12,911
Other	116,139
Gross expenses	5,183,051
Expense reductions (See Note 8)	(484)
Net expenses	5,182,567
Net investment income	2,625,774
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	31,364,267
Net change in unrealized appreciation/depreciation on investments	(87,771,600)
Net realized and unrealized loss	(56,407,333)
Net Decrease in Net Assets Resulting From Operations	$(53,781,559)

See Notes to Financial Statements.

8

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$2,625,774	$9,978,487
Net realized gain (loss) on investments and foreign currency related transactions	31,364,267	(318,850,895)
Net realized loss on redemptions in-kind (See Note 6)	—	(181,621,468)
Net change in unrealized appreciation/depreciation on investments	(87,771,600)	563,092,280
Net increase (decrease) in net assets resulting from operations	(53,781,559)	72,598,404
Distributions to shareholders from:
Net investment income	—	(9,940,508)
Capital share transactions (See Note 11):
Proceeds from sales of shares	26,049,371	40,142,340
Reinvestment of distributions	—	9,940,508
Cost of shares reacquired	(82,731,687)	(153,818,111)
Redemptions in-kind (See Note 6)	—	(342,061,308)
Net decrease in net assets resulting from capital share transactions	(56,682,316)	(445,796,571)
Net decrease in net assets	(110,463,875)	(383,138,675)
NET ASSETS:
Beginning of period	$1,106,956,737	$1,490,095,412
End of period	$996,492,862	$1,106,956,737
Undistributed (distributions in excess of) net investment income	$2,530,666	$(95,108)

See Notes to Financial Statements.

9

Financial Highlights

	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009		2008	2007		2006		2005
Per Share Operating Performance
Net asset value, beginning of period	$20.35		$17.27		$27.91	$29.34		$26.16		$27.18

Investment operations:

Net investment income(a)	.05		.17		.35	.39		.39		.29

Net realized and unrealized gain (loss)	(1.13)		3.10		(10.55)	.64		4.12		.60

Total from investment operations	(1.08)		3.27		(10.20)	1.03		4.51		.89

Distributions to shareholders from:

Net investment income	–		(.19)		(.36)	(.38)		(.36)		(.27)

Net realized gain	–		–		(.08)	(2.08)		(.97)		(1.64)

Total distributions	–		(.19)		(.44)	(2.46)		(1.33)		(1.91)

Net asset value, end of period	$19.27		$20.35		$17.27	$27.91		$29.34		$26.16

Total Return(b)	(5.31	)%(c)	18.90%		(36.42)%	3.44%		17.27%		3.25%

Ratios to Average Net Assets:

Expenses, including expense reductions	.46	%(c)	.93%		.90%	.88%		.87%		.91%

Expenses, excluding expense reductions	.46	%(c)	.93%		.90%	.88%		.87%		.91%

Net investment income	.23	%(c)	.95%		1.51%	1.27%		1.38%		1.11%

Supplemental Data:
Net assets, end of period (000)	$996,493		$1,106,957		$1,490,095	$2,407,662		$2,153,380		$1,592,826

Portfolio turnover rate	23.45	%(c)	71.71	%(d)	113.29%	91.72	%(d)	51.65	%(d)	46.71%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Includes portfolio securities delivered as a result of redemptions in-kind transactions.

See Notes to Financial Statements.

10

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Growth and Income Portfolio (the “Fund”). The Fund is diversified as defined in the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

11

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

12

Notes to Financial Statements (unaudited)(continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$985,408	$–	$–	$985,408
Repurchase Agreement	–	12,353	–	12,353
Total	$985,408	$12,353	$–	$997,761
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For six months ended June 30, 2010, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2010, the Fund incurred expenses of $1,953,976 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$–	$9,940,508
Total distributions paid	$–	$9,940,508

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$174,242,085	$382,145,608	$556,387,693

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,030,762,705
Gross unrealized gain	24,890,734
Gross unrealized loss	(57,892,791)
Net unrealized security loss	$(33,002,057)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$247,835,662	$259,255,671

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

14

Notes to Financial Statements (unaudited)(continued)

6.    REDEMPTIONS IN-KIND

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (“redemptions in-kind”). For financial reporting purposes, the Fund recognizes a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if the cost exceeds value. During the fiscal year ended December 31, 2009, shareholders of the Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net loss of $181,621,468, which is included on the Statements of Changes in Net Assets.

7.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, foreign companies and ADR’s, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

15

Notes to Financial Statements (unaudited)(concluded)

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	1,238,701	2,356,631
Reinvestment of distributions	–	485,376
Shares reacquired	(3,904,744)	(9,252,869)
Redemptions in-kind	–	(25,488,920)
Decrease	(2,666,043)	(31,899,782)

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio

LASFGI-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2010

Lord Abbett Series Fund — Growth Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class VC
Actual	$1,000.00	$918.60	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.83	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Consumer Discretionary	21.33%
Consumer Staples	1.21%
Energy	4.71%
Financials	13.37%
Health Care	13.95%
Industrials	10.59%
Information Technology	27.16%
Materials	7.27%
Short-Term Investment	0.41%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 99.16%

Aerospace & Defense 1.77%
Goodrich Corp.	6,169	$409
Precision Castparts Corp.	5,943	612
Rockwell Collins, Inc.	10,693	568

Total		1,589

Airlines 0.51%
AMR Corp.*	67,383	457

Auto Components 1.29%
Gentex Corp.	36,875	663
Lear Corp.*	7,486	496

Total		1,159

Biotechnology 2.72%
Alexion Pharmaceuticals, Inc.*	12,492	639
Dendreon Corp.*	6,738	218
Human Genome Sciences, Inc.*	28,238	640
Onyx Pharmaceuticals, Inc.*	11,468	248
Vertex Pharmaceuticals, Inc.*	20,840	686

Total		2,431

Capital Markets 4.77%
Affiliated Managers Group, Inc.*	10,289	625
BlackRock, Inc.	3,030	434
Invesco Ltd.	33,679	567
Jefferies Group, Inc.	26,088	550
Lazard Ltd. Class A	14,960	400
T. Rowe Price Group, Inc.	30,246	1,343
TD Ameritrade Holding Corp.*	23,184	355

Total		4,274

Chemicals 3.39%
Albemarle Corp.	27,875	1,107
Celanese Corp. Series A	22,613	563
FMC Corp.	13,155	755
Olin Corp.	33,536	607

Total		3,032

Investments	Shares	Value (000)
Commercial Banks 4.63%
City National Corp.	14,741	$755
Comerica, Inc.	14,559	536
Fifth Third Bancorp	57,988	713
KeyCorp	94,061	723
Regions Financial Corp.	105,823	696
SunTrust Banks, Inc.	30,836	718

Total		4,141

Communications Equipment 1.48%
F5 Networks, Inc.*	13,322	913
Juniper Networks, Inc.*	17,914	409

Total		1,322

Computers & Peripherals 3.15%
NetApp, Inc.*	43,001	1,604
SanDisk Corp.*	14,862	625
Western Digital Corp.*	19,556	590

Total		2,819

Consumer Finance 0.73%
Capital One Financial Corp.	16,199	653

Containers & Packaging 0.99%
Owens-Illinois, Inc.*	33,701	891

Diversified Consumer Services 1.12%
Apollo Group, Inc. Class A*	13,715	582
DeVry, Inc.	8,031	422

Total		1,004

Diversified Financial Services 1.44%
CBOE Holdings, Inc.*	13,079	426
Moody’s Corp.	43,282	862

Total		1,288

Electrical Equipment 1.41%
Cooper Industries plc	11,446	504
Rockwell Automation, Inc.	15,413	757

Total		1,261

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Electronic Equipment, Instruments & Components 2.45%
Agilent Technologies, Inc.*	15,468	$440
Amphenol Corp. Class A	17,726	696
Avnet, Inc.*	18,115	437
Itron, Inc.*	10,012	619

Total		2,192

Energy Equipment & Services 1.54%
Cameron International Corp.*	5,766	187
FMC Technologies, Inc.*	13,469	709
Key Energy Services, Inc.*	52,531	482

Total		1,378

Food Products 0.72%
Green Mountain Coffee Roasters, Inc.*	25,262	649

Health Care Equipment & Supplies 3.10%
Edwards Lifesciences Corp.*	7,404	415
Intuitive Surgical, Inc.*	3,432	1,083
ResMed, Inc.*	12,516	761
Thoratec Corp.*	12,022	514

Total		2,773

Health Care Providers & Services 3.79%
AmerisourceBergen Corp.	24,269	771
CIGNA Corp.	13,418	417
Express Scripts, Inc.*	9,595	451
Humana, Inc.*	8,992	411
Pharmaceutical Product Development, Inc.	16,218	412
Universal Health Services, Inc. Class B	24,359	929

Total		3,391

Health Care Technology 0.60%
Cerner Corp.*	7,027	533

Hotels, Restaurants & Leisure 4.89%
Gaylord Entertainment Co.*	12,974	287
International Game Technology	38,924	611

Investments	Shares	Value (000)
Marriott International, Inc. Class A	35,062	$1,050
MGM Resorts International*	43,515	419
Panera Bread Co. Class A*	9,506	716
Royal Caribbean Cruises Ltd.*	16,513	376
Starwood Hotels & Resorts Worldwide, Inc.	22,251	922

Total		4,381

Information Technology Services 2.20%
Alliance Data Systems Corp.*	13,520	805
Cognizant Technology Solutions Corp. Class A*	15,149	758
Global Payments, Inc.	11,201	409

Total		1,972

Insurance 0.80%
Principal Financial Group, Inc.	30,395	712

Internet & Catalog Retail 1.05%
Netflix, Inc.*	3,528	383
priceline.com, Inc.*	3,152	556

Total		939

Internet Software & Services 2.69%
Akamai Technologies, Inc.*	28,359	1,151
Baidu, Inc. ADR*	5,615	382
Equinix, Inc.*	10,814	878

Total		2,411

Life Sciences Tools & Services 1.79%
Affymetrix, Inc.*	75,872	448
Life Technologies Corp.*	8,077	382
PAREXEL International Corp.*	35,567	771

Total		1,601

Machinery 2.44%
Deere & Co.	9,676	539
Kennametal, Inc.	22,009	560

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Machinery (continued)
Pall Corp.	15,780	$542
Parker Hannifin Corp.	9,749	541

Total		2,182

Media 0.69%
Lamar Advertising Co. Class A*	25,213	618

Metals & Mining 2.86%
Cliffs Natural Resources, Inc.	12,847	606
Compass Minerals International, Inc.	8,194	576
United States Steel Corp.	16,667	643
Walter Energy, Inc.	12,092	736

Total		2,561

Multi-Line Retail 1.89%
J.C. Penney Co., Inc.	21,598	464
Nordstrom, Inc.	38,064	1,225

Total		1,689

Oil, Gas & Consumable Fuels 3.15%
Concho Resources, Inc.*	7,795	431
Continental Resources, Inc.*	21,324	951
Pioneer Natural Resources Co.	8,117	483
Range Resources Corp.	14,877	597
Southwestern Energy Co.*	9,358	362

Total		2,824

Personal Products 0.48%
Estee Lauder Cos., Inc. (The) Class A	7,677	428

Pharmaceuticals 1.90%
Amylin Pharmaceuticals, Inc.*	16,604	312
Warner Chilcott plc Class A (Ireland)*(a)	25,353	579
Watson Pharmaceuticals, Inc.*	20,010	812

Total		1,703

Investments	Shares	Value (000)
Professional Services 1.69%
Monster Worldwide, Inc.*	60,756	$708
Robert Half International, Inc.	34,296	808

Total		1,516

Real Estate Management & Development 0.95%
CB Richard Ellis Group, Inc. Class A*	62,406	849

Road & Rail 2.72%
Con-way, Inc.	14,847	446
J.B. Hunt Transport Services, Inc.	21,862	714
Kansas City Southern*	35,050	1,274

Total		2,434

Semiconductors & Semiconductor Equipment 9.36%
Altera Corp.	46,139	1,145
Analog Devices, Inc.	41,713	1,162
Atheros Communications, Inc.*	16,570	456
Broadcom Corp. Class A	12,978	428
Cree, Inc.*	14,971	899
Cypress Semiconductor Corp.*	73,636	739
Lam Research Corp.*	28,993	1,103
Marvell Technology Group Ltd.*	57,173	901
NVIDIA Corp.*	56,151	573
ON Semiconductor Corp.*	80,045	511
Silicon Laboratories, Inc.*	11,346	460

Total		8,377

Software 5.71%
ANSYS, Inc.*	18,491	750
Citrix Systems, Inc.*	14,619	617
Intuit, Inc.*	11,196	389
Nuance Communications, Inc.*	39,188	586
Rovi Corp.*	18,757	711
salesforce.com, Inc.*	7,280	625
SuccessFactors, Inc.*	27,377	569
VMware, Inc. Class A*	13,769	862

Total		5,109

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Shares	Value (000)
Specialty Retail 7.12%
Abercrombie & Fitch Co. Class A	20,613	$633
American Eagle Outfitters, Inc.	56,223	661
Bed Bath & Beyond, Inc.*	23,110	857
Dick’s Sporting Goods, Inc.*	22,722	566
Dress Barn, Inc. (The)*	17,618	419
Limited Brands, Inc.	68,213	1,505
O’Reilly Automotive, Inc.*	12,296	585
Tiffany & Co.	11,389	432
Urban Outfitters, Inc.*	20,871	718

Total		6,376

Textiles, Apparel & Luxury Goods 3.18%
Carter’s, Inc.*	18,205	478
Coach, Inc.	29,848	1,091
Phillips-Van Heusen Corp.	14,983	693
Skechers U.S.A., Inc. Class A*	15,971	583

Total		2,845

Total Common Stocks (cost $80,424,503)		88,764

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.41%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $330,000 of Federal Home Loan Mortgage Corp. at 4.75% due 11/17/2015; value: $373,725; proceeds: $364,674 (cost $364,674)	$365	$365

Total Investments in Securities 99.57% (cost $80,789,177)		89,129

Cash and Other Assets in Excess of Liabilities 0.43%		389

Net Assets 100.00%		$89,518

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $80,789,177)	$89,128,929
Cash	187,122
Receivables:
Investment securities sold	598,211
Capital shares sold	428,721
Dividends	34,715
From advisor (See Note 3)	6,385
Total assets	90,384,083
LIABILITIES:
Payables:
Investment securities purchased	574,154
Management fee	63,985
Capital shares reacquired	59,178
Directors’ fees	6,662
Fund administration	3,199
Accrued expenses and other liabilities	158,548
Total liabilities	865,726
NET ASSETS	$89,518,357
COMPOSITION OF NET ASSETS:
Paid-in capital	$88,498,743
Distributions in excess of net investment income	(237,006)
Accumulated net realized loss on investments	(7,083,132)
Net unrealized appreciation on investments	8,339,752
Net Assets	$89,518,357
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	6,782,385
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.20

See Notes to Financial Statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends	$394,716
Interest	34
Total investment income	394,750
Expenses:
Management fee	417,052
Shareholder servicing	188,008
Fund administration	20,853
Professional	18,999
Reports to shareholders	6,867
Custody	3,535
Directors’ fees	1,553
Other	1,361
Gross expenses	658,228
Expense reductions (See Note 7)	(22)
Management fee waived (See Note 3)	(32,627)
Net expenses	625,579
Net investment loss	(230,829)
Net realized and unrealized gain (loss):
Net realized gain on investments	6,993,968
Net change in unrealized appreciation/depreciation on investments	(14,368,463)
Net realized and unrealized loss	(7,374,495)
Net Decrease in Net Assets Resulting From Operations	$(7,605,324)

See Notes to Financial Statements.

9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment loss	$(230,829)	$(259,157)
Net realized gain (loss) on investments	6,993,968	(9,276,289)
Net change in unrealized appreciation/depreciation on investments	(14,368,463)	42,836,725
Net increase (decrease) in net assets resulting from operations	(7,605,324)	33,301,279
Capital share transactions (See Note 10):
Proceeds from sales of shares	3,431,656	18,092,168
Cost of shares reacquired	(13,406,377)	(19,206,893)
Net decrease in net assets resulting from capital share transactions	(9,974,721)	(1,114,725)
Net increase (decrease) in net assets	(17,580,045)	32,186,554
NET ASSETS:
Beginning of period	$107,098,402	$74,911,848
End of period	$89,518,357	$107,098,402
Distributions in excess of net investment income	$(237,006)	$(6,177)

See Notes to Financial Statements.

10

Financial Highlights

	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$14.38		$ 9.88	$16.34	$14.67	$13.73	$13.30

Investment operations:

Net investment loss(a)	(.03)		(.03)	(.06)	(.09)	(.04)	(.06)

Net realized and unrealized gain (loss)	(1.15)		4.53	(6.20)	3.22	1.12	.68

Total from investment operations	(1.18)		4.50	(6.26)	3.13	1.08	.62

Distributions to shareholders from:

Net realized gain	–		–	(.20)	(1.46)	(.14)	(.19)

Net asset value, end of period	$13.20		$14.38	$9.88	$16.34	$14.67	$13.73

Total Return(b)	(8.14	)%(c)	45.55%	(38.24)%	21.28%	7.89%	4.62%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.33%	1.35%	1.31%	1.36%	1.42%

Net investment loss	(.22	)%(c)	(.30)%	(.43)%	(.55)%	(.25)%	(.49)%

Supplemental Data:
Net assets, end of period (000)	$89,518		$107,098	$74,912	$126,418	$98,888	$52,890

Portfolio turnover rate	42.79	%(c)	83.55%	125.21%	118.74%	153.71%	108.55%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Growth Opportunities Portfolio (the “Fund”). The Fund is diversified as defined in the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns

12

Notes to Financial Statements (unaudited)(continued)

remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$88,764	$—	$—	$88,764
Repurchase Agreement	—	365	—	365
Total	$88,764	$365	$—	$89,129
*	See Schedule of Investments for values in each industry.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2010, the effective management fee, before waivers, was at an annualized rate of .80% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

For the period January 1, 2010 through April 30, 2010, Lord Abbett voluntarily waived a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses to the extent necessary so that total annual operating expenses did not exceed an annual rate of 1.20%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2010, the Fund incurred expenses of $182,460 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$2,929,794	$10,598,134	$13,527,928

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$81,338,122
Gross unrealized gain	12,399,624
Gross unrealized loss	(4,608,817)
Net unrealized security gain	$7,790,807

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$43,713,959	$53,111,541

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

6. DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the

15

Notes to Financial Statements (unaudited)(concluded)

fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	236,022	1,566,936
Shares reacquired	(900,597)	(1,702,998)
Decrease	(664,575)	(136,062)

11. SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth Opportunities Portfolio

LASFGO-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—International

Core Equity Portfolio

For the period ended June 30, 2010

Lord Abbett Series Fund — International Core Equity Portfolio

Semiannual Report

For the period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — International Core Equity Portfolio for the period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 19, 2010, commencement of investment operations, through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 4/19/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/19/10	6/30/10	4/19/10 - 6/30/10
Class VC
Actual	$1,000.00	$850.10	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.26	$1.75

†

Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 73/365 (to reflect the period April 19, 2010, commencement of investment operations, to June 30, 2010).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Consumer Discretionary	13.26%
Consumer Staples	11.59%
Energy	8.31%
Financials	19.00%
Health Care	9.24%
Industrials	12.93%
Information Technology	6.79%
Materials	6.40%
Telecommunication Services	6.68%
Utilities	5.80%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares	U.S. $ Value
COMMON STOCKS 88.05%

Australia 1.68%

Chemicals 0.76%
Incitec Pivot Ltd.	665	$1,504

Multi-Line Retail 0.92%
Myer Holdings Ltd.	690	1,821

Total Australia		3,325

Austria 0.53%

Real Estate Management & Development
IMMOFINANZ AG*	410	1,053

Belgium 1.34%

Beverages
Anheuser-Busch InBev NV	55	2,644

Brazil 2.16%

Household Durables 1.01%
PDG Realty SA Empreendimentos e Participacoes	237	2,001

Water Utilities 1.15%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	55	2,274

Total Brazil		4,275

Canada 3.13%

Metals & Mining 0.38%
First Quantum Minerals Ltd.	15	754

Oil, Gas & Consumable Fuels 2.75%
Bankers Petroleum Ltd.*	190	1,253
Pembina Pipeline Income Fund Unit	145	2,433
PetroBakken Energy Ltd. A Shares	45	895

Investments	Shares	U.S. $ Value
Questerre Energy Corp.*	315	$838

		5,419

Total Canada		6,173

China 1.73%

Health Care Equipment & Supplies 0.56%
Mindray Medical International Ltd. ADR	35	1,100

Internet Software & Services 0.52%
Sohu.com, Inc.*	25	1,027

Machinery 0.65%
Weichai Power Co., Ltd. H Shares	200	1,289

Total China		3,416

France 6.24%

Aerospace & Defense 1.41%
Safran SA	100	2,790

Construction & Engineering 1.05%
Vinci SA	50	2,076

Electrical Equipment 0.69%
Alstom SA	30	1,358

Food & Staples Retailing 0.80%
Carrefour SA	40	1,587

Insurance 0.70%
AXA SA	90	1,375

Multi-Line Retail 0.75%
PPR	12	1,491

Pharmaceuticals 0.84%
Sanofi-Aventis SA ADR	55	1,653

Total France		12,330

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	U.S. $ Value
Germany 9.63%

Air Freight & Logistics 0.74%
Deutsche Post AG Registered Shares	100	$1,458

Airlines 0.94%
Deutsche Lufthansa AG Registered Shares*	135	1,866

Automobiles 1.41%
Daimler AG Registered Shares*	55	2,780

Construction Materials 0.72%
HeidelbergCement AG	30	1,418

Diversified Telecommunication Services 1.07%
Deutsche Telekom AG Registered Shares	180	2,125

Electric: Utilities 0.54%
E. On AG	40	1,076

Household Products 0.83%
Henkel KGaA	40	1,637

Industrial Conglomerates 1.13%
Siemens AG Registered Shares	25	2,236

Machinery 1.01%
GEA Group AG	100	1,990

Software 1.24%
SAP AG	55	2,446

Total Germany		19,032

Hong Kong 3.03%

Chemicals 1.28%
Huabao International Holdings Ltd.	1,980	2,531

Investments	Shares	U.S. $ Value
Independent Power Producers & Energy Traders 0.96%
China Resources Power Holdings Co., Ltd.	840	$1,904

Water Utilities 0.79%
Guangdong Investment Ltd.	3,300	1,553

Total Hong Kong		5,988

Indonesia 2.56%

Commercial Banks 0.79%
PT Bank Negara Indonesia (Persero) Tbk	6,050	1,555

Diversified Telecommunication Services 1.03%
PT Telekomunikasi Indonesia Tbk	2,400	2,034

Oil, Gas & Consumable Fuels 0.74%
PT Bumi Resources Tbk	7,200	1,470

Total Indonesia		5,059

Ireland 0.35%

Insurance
Irish Life & Permanent Group Holdings plc*	376	695

Israel 2.18%

Pharmaceuticals 1.71%
Teva Pharmaceutical Industries Ltd. ADR	65	3,379

Wireless Telecommunication Services 0.47%
Partner Communications Co., Ltd.	60	921

Total Israel		4,300

Italy 1.77%

Commercial Banks 1.08%
Intesa Sanpaolo SpA	250	659

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	U.S. $ Value
Italy (continued)

Commercial Banks (continued)
UniCredit SpA	665	$1,471

		2,130

Multi-Utilities 0.69%
A2A SpA	1,000	1,365

Total Italy		3,495

Japan 13.76%

Auto Components 1.44%
Bridgestone Corp.	180	2,846

Automobiles 0.56%
Nissan Motor Co., Ltd.*	160	1,115

Chemicals 1.30%
Asahi Kasei Corp.	490	2,560

Commercial Banks 1.34%
Bank of Yokohama Ltd. (The)	580	2,653

Consumer Finance 0.37%
ORIX Corp.	10	725

Electronic Equipment, Instruments & Components 1.28%
Nippon Electric Glass Co., Ltd.	220	2,520

Household Durables 1.08%
Sony Corp.	80	2,134

Machinery 1.12%
NSK Ltd.	320	2,222

Media 0.73%
Fuji Media Holdings, Inc.	1	1,436

Real Estate Investment Trusts (REITs) 1.07%
Japan Prime Realty Investment Corp.	1	2,107

Investments	Shares	U.S. $ Value
Tobacco 1.57%
Japan Tobacco, Inc.	1	$3,111

Trading Companies & Distributors 1.90%
Mitsui & Co., Ltd.	150	1,750
Sumitomo Corp.	200	1,997

		3,747

Total Japan		27,176

Luxembourg 0.41%

Metals & Mining
ArcelorMittal	30	805

Netherlands 2.03%

Diversified Financial Services 1.12%
ING Groep NV CVA*	300	2,220

Food & Staples Retailing 0.91%
Koninklijke Ahold NV	145	1,794

Total Netherlands		4,014

Norway 1.83%

Commercial Banks
DnB NOR ASA	375	3,607

Poland 0.54%

Beverages
Central European Distribution Corp.*	50	1,069

Singapore 1.47%

Commercial Banks
DBS Group Holdings Ltd.	300	2,911

South Korea 4.03%

Auto Components 1.27%
Hyundai Mobis	15	2,516

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	U.S. $ Value
South Korea (continued)

Diversified Telecommunication Services 1.31%
KT Corp.	70	$2,585

Electronic Equipment, Instruments & Components 0.50%
LG Display Co., Ltd.	30	987

Semiconductors & Semiconductor Equipment 0.95%
Samsung Electronics Co., Ltd.	3	1,881

Total South Korea		7,969

Sweden 0.56%

Communications Equipment
Telefonaktiebolaget LM Ericsson ADR	100	1,102

Switzerland 5.60%

Biotechnology 0.95%
Actelion Ltd. Registered Shares*	50	1,872

Energy Equipment & Services 0.35%
Transocean Ltd.*	15	695

Food Products 1.59%
Nestle SA Registered Shares	65	3,134

Insurance 1.11%
Zurich Financial Services AG	10	2,204

Pharmaceuticals 1.60%
Roche Holding Ltd. AG	23	3,166

Total Switzerland		11,071

Taiwan 1.04%

Computers & Peripherals
Wistron Corp.	1,400	2,051

Investments	Shares	U.S. $ Value
Thailand 0.89%

Commercial Banks
Bangkok Bank Public Co., Ltd.	450	$1,760

Turkey 1.15%

Automobiles 0.66%
Ford Otomotiv Sanayi AS	203	1,310

Diversified Telecommunication Services 0.49%
Turk Telekomunikasyon AS	300	958

Total Turkey		2,268

United Kingdom 18.41%

Commercial Banks 2.78%
Barclays plc	635	2,535
HSBC Holdings plc ADR	65	2,963

		5,498

Food & Staples Retailing 1.03%
Tesco plc	360	2,031

Industrial Conglomerates 0.94%
Tomkins plc	550	1,847

Insurance 1.58%
Aviva plc	314	1,459
Prudential plc	220	1,659

		3,118

Media 1.91%
Reed Elsevier plc	254	1,883
WPP plc	201	1,894

		3,777

Metals & Mining 0.88%
Anglo American plc*	50	1,742

Multi-Utilities 1.05%
National Grid plc	285	2,081

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Shares	U.S. $ Value
United Kingdom (continued)

Oil, Gas & Consumable Fuels 3.61%
BG Group plc	80	$1,190
BP plc ADR	18	520
Cairn Energy plc*	300	1,843
Tullow Oil plc	240	3,570

		7,123

Pharmaceuticals 1.12%
GlaxoSmithKline plc ADR	65	2,211

Specialty Retail 0.12%
DSG International plc*	638	234

Tobacco 1.77%
British American Tobacco plc	40	1,270
Imperial Tobacco Group plc	80	2,235

		3,505

Wireless Telecommunication Services 1.62%
Vodafone Group plc	1,550	3,194

Total United Kingdom		36,361

Total Common Stocks (cost $200,308)		173,949

PREFERRED STOCK 1.51%

Germany

Health Care Equipment & Supplies
Fresenius SE (cost $3,305)	45	2,972

Total Investments in Securities 89.56% (cost $203,613)		176,921

Cash, Foreign Cash and Other Assets in Excess of Liabilities 10.44%		20,626

Net Assets 100.00%		$197,547

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $203,613)	$176,921
Cash	22,004
Foreign cash, at value (cost $2,901)	2,893
Receivables:
From advisor (See Note 3)	9,242
Capital shares sold	5,859
Investment securities sold	3,285
Interest and dividends	465
Prepaid expenses	8,441
Total assets	229,110
LIABILITIES:
Payables:
Investment securities purchased	10,539
Offering costs	4,518
Management fee	111
Fund administration	6
Directors’ fees	1
Accrued expenses and other liabilities	16,388
Total liabilities	31,563
NET ASSETS	$197,547
COMPOSITION OF NET ASSETS:
Paid-in capital	$228,222
Undistributed net investment income	1,157
Accumulated net realized loss on investments and foreign currency related transactions	(5,154)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(26,678)
Net Assets	$197,547
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	15,484
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.76

See Notes to Financial Statements.

9

Statement of Operations (unaudited)

For the Period Ended June 30, 2010*

Investment income:
Dividends (net of foreign withholding taxes of $148)	$1,475
Total investment income	1,475
Expenses:
Management fee	275
Shareholder servicing	600
Professional	11,904
Reports to shareholders	3,976
Offering costs	2,110
Custody	1,789
Fund administration	15
Directors’ fees	1
Other	1,832
Gross expenses	22,502
Management fee waived and expenses reimbursed (See Note 3)	(22,184)
Net expenses	318
Net investment income	1,157
Net realized and unrealized loss:
Net realized loss on investments and foreign currency related transactions	(5,154)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(26,678)
Net realized and unrealized loss	(31,832)
Net Decrease in Net Assets Resulting From Operations	$(30,675)
*	For the period April 19, 2010 (commencement of investment operations) to June 30, 2010.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Period April 19, 2010 to June 30, 2010* (unaudited)
Operations:
Net investment income	$1,157
Net realized loss on investments and foreign currency related transactions	(5,154)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(26,678)
Net decrease in net assets resulting from operations	(30,675)
Capital share transactions (See Note 10):
Proceeds from sales of shares	228,240
Cost of shares reacquired	(18)
Net increase in net assets resulting from capital share transactions	228,222
Net increase in net assets	197,547
NET ASSETS:
Beginning of period	$–
End of period	$197,547
Undistributed net investment income	$1,157
*	For the period April 19, 2010 (commencement of investment operations) to June 30, 2010.

See Notes to Financial Statements.

11

Financial Highlights

	4/19/2010(a) to 6/30/2010 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.09

Net realized and unrealized loss	(2.33)

Total from investment operations	(2.24)

Net asset value, end of period	$12.76

Total Return(c)	(14.99	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.17	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	12.33	%(d)

Net investment income	.63	%(d)

Supplemental Data:
Net assets, end of period (000)	$198

Portfolio turnover rate	17.41	%(d)
(a)	Commencement of investment operations was 4/19/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

12

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers International Core Equity Portfolio (the “Fund”). The Fund commenced investment operations on April 19, 2010. The Fund became effective with the SEC and shares first became available to the public on May 1, 2010. The Fund is diversified as defined in the Act.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

13

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

14

Notes to Financial Statements (unaudited)(continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,774	$151,175	$–	$173,949
Preferred Stock	–	2,972	–	2,972
Total	$22,774	$154,147	$–	$176,921
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the period ended June 30, 2010, the effective management fee, before waivers and expenses reimbursed, paid was at an annualized rate of .75% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .87%. For the period April 19, 2010 to April 30, 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses based on the same terms above. The contractual agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, may enter into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators

15

Notes to Financial Statements (unaudited)(continued)

and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the period ended June 30, 2010, the Fund did not incur expenses for such services arrangements.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$203,613
Gross unrealized gain	732
Gross unrealized loss	(27,424)
Net unrealized security loss	$(26,692)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2010 were as follows:

Purchases	Sales
$238,592	$30,066

There were no purchases or sales of U.S. Government securities for the period ended June 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

16

Notes to Financial Statements (unaudited)(concluded)

7.    EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.

The Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Period Ended June 30, 2010† (unaudited)
Shares sold	15,485
Shares reacquired	(1)
Increase	15,484

†	For the period April 19, 2010 (commencement of investment operations) to June 30, 2010.

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

International Core Equity Portfolio

SFICE-PORT-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—International Opportunities Portfolio*

For the six-month period ended June 30, 2010

* Formerly known as International Portfolio

Lord Abbett Series Fund — International Opportunities Portfolio (formerly International Portfolio)

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class VC
Actual	$1,000.00	$925.80	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**
Consumer Discretionary	21.69%
Consumer Staples	9.87%
Energy	4.07%
Financials	13.47%
Health Care	5.69%
Industrials	18.53%
Information Technology	10.75%
Materials	7.94%
Telecommunication Services	0.64%
Utilities	5.79%
Short-Term Investment	1.56%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 97.46%

COMMON STOCKS 95.71%

Australia 3.02%

Chemicals 0.96%
Incitec Pivot Ltd.	172,592	$390

Metals & Mining 0.41%
Coal of Africa Ltd.*	110,803	166
Southern Australian Coal Ltd.	13,027	1

		167

Multi-Line Retail 0.52%
Myer Holdings Ltd.	79,411	210

Multi-Utilities 1.13%
DUET Group	342,170	462

Total Australia		1,229

Austria 1.27%

Hotels, Restaurants & Leisure
bwin Interactive Entertainment AG	11,714	517

Brazil 3.53%

Household Durables 1.05%
PDG Realty SA Empreendimentos e Participacoes	50,682	428

Software 0.75%
Totvs SA	4,100	304

Textiles, Apparel & Luxury Goods 0.18%
Restoque Comercio e Confeccoes de Roupas SA	17,995	75

Water Utilities 1.55%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	15,300	632

Total Brazil		1,439

Investments	Shares	U.S. $ Value (000)
Canada 1.88%

Airlines 0.34%
Westjet Airlines Ltd.*	12,988	$140

Metals & Mining 1.22%
Equinox Minerals Ltd.*	141,600	496

Oil, Gas & Consumable Fuels 0.32%
Questerre Energy Corp.*	48,270	129

Total Canada		765

China 0.86%

Food Products 0.49%
Zhongpin, Inc.*	16,851	198

Internet Software & Services 0.37%
Sohu.com, Inc.*	3,731	153

Total China		351

Egypt 1.58%

Automobiles 0.80%
Ghabbour Auto	47,425	324

Capital Markets 0.78%
EFG-Hermes Holding SAE	63,217	319

Total Egypt		643

France 4.19%

Beverages 1.01%
Remy Cointreau SA	7,742	412

Computers & Peripherals 1.32%
Gemalto NV	14,297	538

Distributors 0.35%
CFAO SA	5,245	141

Media 1.51%
Ipsos SA	11,665	392

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	U.S. $ Value (000)
France (continued)

Media (continued)
Publicis Groupe	5,624	$224

		616

Total France		1,707

Germany 8.01%

Aerospace & Defense 1.32%
MTU Aero Engines Holding AG	9,649	536

Chemicals 1.31%
Symrise GmbH & Co. AG	25,754	532

Electrical Equipment 0.44%
Tognum AG	9,473	177

Industrial Conglomerates 1.65%
Rheinmetall AG	11,794	674

Life Sciences Tools & Services 1.41%
Gerresheimer AG*	17,949	574

Semiconductors & Semiconductor Equipment 0.55%
Dialog Semiconductor plc*	19,045	226

Trading Companies & Distributors 0.75%
Kloeckner & Co. SE*	17,492	307

Transportation Infrastructure 0.58%
Hamburger Hafen und Logistik AG	7,365	236

Total Germany		3,262

Greece 0.50%

Hotels, Restaurants & Leisure
Intralot SA-Integrated Lottery Systems & Services	64,569	206

Hong Kong 4.95%

Auto Components 1.18%
Minth Group Ltd.	406,000	480

Investments	Shares	U.S. $ Value (000)
Communications Equipment 1.21%
VTech Holdings Ltd.	46,000	$492

Hotels, Restaurants & Leisure 0.49%
REXLot Holdings Ltd.	2,175,000	199

Specialty Retail 1.09%
Hengdeli Holdings Ltd.	1,028,000	443

Textiles, Apparel & Luxury Goods 0.98%
Daphne International Holdings Ltd.	396,000	401

Total Hong Kong		2,015

Indonesia 1.70%

Commercial Banks 1.45%
PT Bank Negara Indonesia (Persero) Tbk	2,290,500	589

Real Estate Management & Development 0.25%
PT Bakrieland Development Tbk	6,531,000	102

Total Indonesia		691

Ireland 2.15%

Beverages 0.98%
C&C Group plc	100,350	396

Health Care Providers & Services 0.44%
United Drug plc	64,376	180

Machinery 0.73%
Charter International plc	31,920	299

Total Ireland		875

Italy 7.86%

Beverages 1.02%
Davide Campari-Milano SpA	84,827	416

Capital Markets 1.36%
Azimut Holding SpA	67,499	557

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	U.S. $ Value (000)
Italy (continued)

Electric: Utilities 2.00%
Iren SpA	256,403	$383
Terna-Rete Elettrica Nationale SpA	120,150	432

		815

Electrical Equipment 0.66%
Prysmian SpA	18,645	268

Food Products 1.23%
Parmalat SpA	215,097	500

Textiles, Apparel & Luxury Goods 0.59%
Safilo Group SpA*	26,108	241

Transportation Infrastructure 1.00%
Ansaldo STS SpA	25,282	406

Total Italy		3,203

Japan 21.83%

Auto Components 1.24%
Keihin Corp.	16,100	278
Nifco, Inc.	11,100	229

		507

Chemicals 2.32%
JSR Corp.	28,700	482
ZEON Corp.	79,000	463

		945

Communications Equipment 0.96%
Hitachi Kokusai Electric, Inc.	49,000	390

Containers & Packaging 1.65%
FP Corp.	12,900	672

Diversified Consumer Services 1.27%
Benesse Holdings, Inc.	11,400	519

Electronic Equipment, Instruments & Components 1.88%
IBIDEN Co., Ltd.	10,100	272

Investments	Shares	U.S. $ Value (000)
Nippon Electric Glass Co., Ltd.	43,000	$493

		765

Health Care Equipment & Supplies 1.32%
Hogy Medical Co., Ltd.	11,100	539

Hotels, Restaurants & Leisure 0.76%
PGM Holdings KK	507	310

Household Durables 0.74%
Makita Corp.	11,300	302

Information Technology Services 1.55%
OBIC Co., Ltd.	3,270	631

Machinery 1.56%
Sumitomo Heavy Industries Ltd.	108,000	634

Multi-Line Retail 1.09%
Isetan Mitsukoshi Holdings Ltd.	45,492	443

Pharmaceuticals 1.85%
Rohto Pharmaceutical Co., Ltd.	21,000	257
Sawai Pharmaceutical Co., Ltd.	5,200	498

		755

Real Estate Investment Trusts 1.39%
Japan Prime Realty Investment Corp.	129	272
United Urban Investment Corp.	49	292

		564

Semiconductors & Semiconductor Equipment 0.49%
Axell Corp.	6,000	200

Specialty Retail 1.13%
Nitori Co., Ltd.	5,350	461

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Wireless Telecommunication Services 0.63%
Okinawa Cellular Telephone Co.	130	$257

Total Japan		8,894

Kazakhstan 0.43%

Oil, Gas & Consumable Fuels
KazMunaiGas Exploration Production GDR	9,500	175

Netherlands 0.71%

Electrical Equipment
Draka Holding NV*	20,825	289

Philippines 3.26%

Commercial Banks 1.66%
Metropolitan Bank & Trust Co.	512,400	678

Real Estate Management & Development 1.60%
Megaworld Corp.	22,252,000	650

Total Philippines		1,328

Poland 0.18%

Beverages
Central European Distribution Corp.*	3,447	74

Spain 3.76%

Commercial Services & Supplies 1.51%
Prosegur Compania de Seguridad SA Registered Shares	14,520	616

Food Products 2.25%
Ebro Puleva SA	20,840	352
Viscofan SA	20,909	564

		916

Total Spain		1,532

Investments	Shares	U.S. $ Value (000)
Sweden 1.30%

Food & Staples Retailing
Axfood AB	20,189	$529

Switzerland 3.60%

Capital Markets 1.16%
EFG International AG	39,348	470

Hotels, Restaurants & Leisure 0.70%
Orascom Development Holding AG EDR*	105,520	286

Life Sciences Tools & Services 0.60%
Lonza Group AG Registered Shares	3,685	245

Specialty Retail 1.14%
Dufry Group*	6,222	465

Total Switzerland		1,466

Taiwan 1.11%

Computers & Peripherals 1.11%
Wistron Corp.	308,000	451

Diversified Financial Services 0.00%
iShares MSCI Taiwan Index Fund ETF	54	1

Total Taiwan		452

United Kingdom 18.03%

Aerospace & Defense 0.72%
Cobham plc	92,690	294

Airlines 0.77%
easyJet plc*	53,541	316

Beverages 1.33%
Britvic plc	76,322	541

Capital Markets 1.42%
Schroders plc	32,175	579

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Commercial Services & Supplies 1.65%
Babcock International Group plc	75,407	$670

Electrical Equipment 0.14%
Ceres Power Holdings plc*	51,000	57

Hotels, Restaurants & Leisure 2.38%
PartyGaming plc*	114,157	367
Sportingbet plc	320,812	261
TUI Travel plc	110,032	342

		970

Household Durables 0.50%
Bellway plc	22,184	203

Industrial Conglomerates 0.93%
Tomkins plc	113,200	380

Insurance 2.27%
Amlin plc	80,734	465
Catlin Group Ltd.	87,578	458

		923

Oil, Gas & Consumable Fuels 3.28%
Dana Petroleum plc*	24,015	404
Dragon Oil plc*	74,499	452
Premier Oil plc*	26,075	481

		1,337

Professional Services 2.19%
Intertek Group plc	27,297	585
Michael Page International plc	55,011	305

		890

Software 0.45%
Micro Focus International plc	29,308	184

Total United Kingdom		7,344

Total Common Stocks (cost $38,282,978)		38,986

Investments	Shares	U.S. $ Value (000)
PREFERRED STOCKS 1.75%

Brazil 1.75%

Electric: Utilities 1.05%
Companhia de Transmissao de Energia Eletrica Paulista	16,545	$426

Machinery 0.70%
Marcopolo SA	54,597	287

Total Preferred Stocks (cost $652,498)		713

Total Long-Term Investments (cost $38,935,476)		39,699

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.54%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $630,000 of Federal Home Loan Bank at 3.125% due 6/10/2011; value: $644,963; proceeds: $627,629 (cost $627,629)	$628	628

Total Investments in Securities 99.00% (cost $39,563,105)		40,327

Foreign Cash and Other Assets in Excess of Liabilities 1.00%		407

Net Assets 100.00%		$40,734

ADR	American Depositary Receipt.
EDR	Egyptian Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
*	Non-income producing security.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $39,563,105)	$40,327,143
Foreign cash, at value (cost $591,217)	570,877
Receivables:
Investment securities sold	459,713
Interest and dividends	123,784
From advisor (See Note 3)	7,868
Capital shares sold	6,465
Other assets	8
Total assets	41,495,858
LIABILITIES:
Payables:
Investment securities purchased	612,130
Management fee	25,764
Capital shares reacquired	20,494
Directors’ fees	2,508
Fund administration	1,374
Accrued expenses and other liabilities	99,882
Total liabilities	762,152
NET ASSETS	$40,733,706
COMPOSITION OF NET ASSETS:
Paid-in capital	$48,350,937
Distributions in excess of net investment income	(24,600)
Accumulated net realized loss on investments and foreign currency related transactions	(8,336,743)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	744,112
Net Assets	$40,733,706
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	6,040,761
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$6.74

See Notes to Financial Statements.

9

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $47,071)	$540,655
Interest	1,833
Total investment income	542,488
Expenses:
Management fee	164,133
Shareholder servicing	64,642
Custody	38,209
Professional	20,921
Reports to shareholders	13,683
Fund administration	8,754
Directors’ fees	652
Other	953
Gross expenses	311,947
Expense reductions (See Note 7)	(9)
Management fee waived (See Note 3)	(49,325)
Net expenses	262,613
Net investment income	279,875
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions (net of foreign capital gains tax)	2,753,626
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(6,344,571)
Net realized and unrealized loss	(3,590,945)
Net Decrease in Net Assets Resulting From Operations	$(3,311,070)

See Notes to Financial Statements.

10

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$279,875	$340,065
Net realized gain (loss) on investments and foreign currency related transactions (net of foreign capital gains tax)	2,753,626	(501,558)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(6,344,571)	13,499,072
Net increase (decrease) in net assets resulting from operations	(3,311,070)	13,337,579
Distributions to shareholders from:
Net investment income	—	(580,563)
Capital share transactions (See Note 10):
Proceeds from sales of shares	6,401,061	18,840,756
Reinvestment of distributions	—	580,563
Cost of shares reacquired	(6,366,571)	(9,762,520)
Net increase in net assets resulting from capital share transactions	34,490	9,658,799
Net increase (decrease) in net assets	(3,276,580)	22,415,815
NET ASSETS:
Beginning of period	$44,010,286	$21,594,471
End of period	$40,733,706	$44,010,286
Distributions in excess of net investment income	$(24,600)	$(304,475)

See Notes to Financial Statements.

11

Financial Highlights

	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.28		$4.99	$10.83	$11.89	$10.43	$ 8.56

Investment operations:

Net investment income(a)	.05		.06	.10	.08	.10	.01

Net realized and unrealized gain (loss)	(.59)		2.33	(5.69)	.44	2.91	2.26

Total from investment operations	(.54)		2.39	(5.59)	.52	3.01	2.27

Distributions to shareholders from:

Net investment income	–		(.10)	(.05)	(.11)	(.05)	–

Net realized gain	–		–	(.20)	(1.47)	(1.50)	(.40)

Total distributions	–		(.10)	(.25)	(1.58)	(1.55)	(.40)

Net asset value, end of period	$6.74		$7.28	$ 4.99	$10.83	$11.89	$10.43

Total Return(b)	(7.42	)%(c)	47.87%	(51.53)%	4.73%	29.08%	26.63%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.15%	1.06%	1.15%	1.15%	1.40%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.15%	1.06%	1.15%	1.15%	1.40%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(c)	1.58%	1.53%	1.36%	1.65%	2.41%

Net investment income	.63	%(c)	1.04%	1.31%	.67%	.87%	.14%

Supplemental Data:
Net assets, end of period (000)	$40,734		$44,010	$21,594	$33,963	$28,093	$12,571

Portfolio turnover rate	42.20	%(c)	104.65%	123.71%	106.30%	98.50%	70.54%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not assume the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

12

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers International Opportunities Portfolio (the “Fund”, formerly, International Portfolio). Effective May 1, 2010, International Portfolio changed its name to International Opportunities Portfolio. The Fund is diversified as defined in the Act.

The investment objective of the Fund is long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

13

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the

14

Notes to Financial Statements (unaudited)(continued)

assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,785	$36,200	$1	$38,986
Preferred Stocks	713	–	–	713
Repurchase Agreement	–	628	–	628
Total	$3,498	$36,828	$1	$40,327
*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Balance as of January 1, 2010 (000)	Accrued Discounts/ Premiums (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation/ Depreciation (000)		Net Purchase (Sales) (000)	Net Transfers In or Out of Level 3 (000)	Balance as of June 30, 2010 (000)
Common Stock	$1	$–	$–	$–	*	$–	$–	$1

*	Amount is less than $1,000.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

15

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2010, the effective management fee, before waivers, was at an annualized rate of .75% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

For the period January 1, 2010 through April 30 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses to the extent necessary so that total annual operating expenses did not exceed an annual rate of 1.20%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2010, the Fund incurred expenses of $56,900 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$–	$580,563
Total distributions paid	$–	$580,563

16

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$6,556,266	$2,850,200	$9,406,466

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$41,193,552
Gross unrealized gain	2,395,486
Gross unrealized loss	(3,261,895)
Net unrealized security loss	$(866,409)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$18,532,373	$17,715,760

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

17

Notes to Financial Statements (unaudited)(concluded)

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	881,807	3,267,315
Reinvestment of distributions	–	80,971
Shares reacquired	(888,755)	(1,624,786)
Increase (decrease)	(6,948)	1,723,500

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

19

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are
distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett
Series Fund, Inc.

International Opportunities Portfolio

SFIO-PORT-3-0610 (08/10)

2010

LORD ABBETT

SEMIANNUAL
REPORT

Lord Abbett

Series Fund—Mid Cap Value Portfolio

For the six-month period ended June 30, 2010

Lord Abbett
Series Fund — Mid Cap Value Portfolio

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director
of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Mid Cap Value Portfolio for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value

Ending Account Value

Expenses Paid
During Period†

1/1/10

6/30/10

1/1/10 – 6/30/10

Class VC

Actual

$
1,000.00

$
973.60

$
6.02

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,018.69

$
6.16

†

  Net expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*

%**

Consumer Discretionary

13.63%

Energy

7.70%

Financials

19.92%

Health Care

13.31%

Industrials

13.39%

Information Technology

14.19%

Materials

9.90%

Telecommunication Services

1.31%

Utilities

5.38%

Short-Term Investment

1.27%

Total

100.00%

*

A sector may comprise several industries.

**

Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments

Shares

Value (000)

COMMON STOCKS 97.95%

Aerospace & Defense 0.27%

Curtiss-Wright Corp.

38,900

$
1,130

Auto Components 0.76%

Lear Corp.*

48,800

3,231

Building Products 0.60%

Simpson Manufacturing Co., Inc.

63,100

1,549

Universal Forest Products, Inc.

31,900

967

Total

2,516

Capital Markets 2.95%

Invesco Ltd.

121,200

2,040

Jefferies Group, Inc.

66,297

1,398

Lazard Ltd. Class A

284,700

7,604

Raymond James Financial, Inc.

58,000

1,432

Total

12,474

Chemicals 1.92%

Air Products & Chemicals, Inc.

48,000

3,111

Celanese Corp. Series A

41,988

1,046

Olin Corp.

217,700

3,938

Total

8,095

Commercial Banks 12.22%

City National Corp.

160,900

8,243

Comerica, Inc.

219,600

8,088

Commerce Bancshares, Inc.

103,985

3,742

Cullen/Frost Bankers, Inc.

103,200

5,304

KeyCorp

1,015,400

7,808

M&T Bank Corp.

50,037

4,251

Signature Bank*

25,700

977

SunTrust Banks, Inc.

140,800

3,281

TCF Financial Corp.

280,395

4,657

UMB Financial Corp.

52,800

1,878

Zions Bancorporation

157,953

3,407

Total

51,636

Investments

Shares

Value (000)

Commercial Services & Supplies 0.87%

Republic Services, Inc.

110,862

$
3,296

Tetra Tech, Inc.*

20,091

394

Total

3,690

Computers & Peripherals 1.37%

Diebold, Inc.

119,400

3,254

QLogic Corp.*

151,300

2,515

Total

5,769

Containers & Packaging 2.71%

Ball Corp.

85,665

4,526

Greif, Inc. Class A

66,700

3,704

Owens-Illinois, Inc.*

121,924

3,225

Total

11,455

Diversified Financial Services 0.38%

CIT Group, Inc.*

46,900

1,588

Diversified Telecommunication Services 1.30%

CenturyLink, Inc.

165,419

5,510

Electric: Utilities 1.25%

Northeast Utilities

97,463

2,483

PPL Corp.

112,400

2,804

Total

5,287

Electrical Equipment 0.93%

AMETEK, Inc.

98,100

3,939

Electronic Equipment, Instruments & Components 1.10%

Trimble Navigation Ltd.*

78,944

2,210

Tyco Electronics Ltd. (Switzerland)(a)

96,000

2,436

Total

4,646

Energy Equipment & Services 2.21%

Halliburton Co.

201,060

4,936

Helmerich & Payne, Inc.

33,200

1,212

Weatherford International Ltd. (Switzerland)*(a)

242,900

3,192

Total

9,340

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Shares

Value (000)

Gas Utilities 2.73%

EQT Corp.

172,400

$
6,231

Questar Corp.

117,000

5,322

Total

11,553

Health Care Equipment & Supplies 3.43%

Cooper Cos., Inc. (The)

166,400

6,621

DENTSPLY International, Inc.

32,900

984

Kinetic Concepts, Inc.*

113,400

4,140

Zimmer Holdings, Inc.*

50,700

2,740

Total

14,485

Health Care Providers & Services 5.94%

AmerisourceBergen Corp.

141,385

4,489

DaVita, Inc.*

54,300

3,390

HealthSouth Corp.*

169,735

3,176

McKesson Corp.

59,800

4,016

Patterson Cos., Inc.

218,700

6,240

Pharmaceutical Product Development, Inc.

61,600

1,565

Universal Health Services, Inc. Class B

57,700

2,201

Total

25,077

Hotels, Restaurants & Leisure 0.83%

Marriott International, Inc. Class A

61,180

1,832

Penn National Gaming, Inc.*

72,300

1,670

Total

3,502

Household Durables 1.43%

Fortune Brands, Inc.

153,800

6,026

Industrial Conglomerates 1.54%

Tyco International Ltd. (Switzerland)(a)

184,230

6,490

Information Technology Services 3.99%

Fiserv, Inc.*

112,300

5,128

VeriFone Holdings, Inc.*

486,909

9,217

Western Union Co. (The)

168,800

2,517

Total

16,862

Investments

Shares

Value (000)

Insurance 3.02%

ACE Ltd. (Switzerland)(a)

44,519

$
2,292

Aon Corp.

61,000

2,264

Markel Corp.*

6,503

2,211

PartnerRe Ltd.

66,190

4,643

W.R. Berkley Corp.

50,400

1,334

Total

12,744

Internet & Catalog Retail 1.29%

NutriSystem, Inc.

238,300

5,467

Machinery 6.58%

Actuant Corp. Class A

13,200

249

Eaton Corp.

98,512

6,447

Kennametal, Inc.

116,600

2,965

Pall Corp.

80,911

2,781

Parker Hannifin Corp.

73,200

4,060

Pentair, Inc.

47,500

1,529

WABCO Holdings, Inc.*

310,800

9,784

Total

27,815

Media 4.80%

Interpublic Group of Cos., Inc. (The)*

1,245,000

8,877

Meredith Corp.

100,000

3,113

Omnicom Group, Inc.

242,000

8,301

Total

20,291

Metals & Mining 5.19%

Agnico-Eagle Mines Ltd. (Canada)(a)

84,095

5,111

IAMGOLD Corp. (Canada)(a)

253,900

4,489

Reliance Steel & Aluminum Co.

118,400

4,280

Royal Gold, Inc.

21,500

1,032

Steel Dynamics, Inc.

254,700

3,359

United States Steel Corp.

95,300

3,674

Total

21,945

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Shares

Value (000)

Multi-Line Retail 1.39%

Big Lots, Inc.*

60,900

$
1,954

J.C. Penney Co., Inc.

123,300

2,648

Nordstrom, Inc.

39,908

1,285

Total

5,887

Multi-Utilities 1.18%

CMS Energy Corp.

341,618

5,005

Oil, Gas & Consumable Fuels 5.43%

Cabot Oil & Gas Corp.

65,300

2,045

El Paso Corp.

747,700

8,307

EOG Resources, Inc.

22,395

2,203

Forest Oil Corp.*

37,474

1,025

Range Resources Corp.

55,100

2,212

Williams Cos., Inc. (The)

390,500

7,138

Total

22,930

Pharmaceuticals 3.85%

Mylan, Inc.*

362,811

6,182

Par Pharmaceutical Cos., Inc.*

57,800

1,500

Warner Chilcott plc Class A (Ireland)*(a)

254,000

5,804

Watson Pharmaceuticals, Inc.*

68,000

2,759

Total

16,245

Professional Services 0.89%

FTI Consulting, Inc.*

86,000

3,749

Real Estate Investment Trusts 1.20%

Alexandria Real Estate Equities, Inc.

54,100

3,428

Duke Realty Corp.

144,000

1,634

Total

5,062

Road & Rail 1.61%

Heartland Express, Inc.

129,793

1,885

Kansas City Southern*

134,817

4,901

Total

6,786

Investments

Shares

Value (000)

Semiconductors & Semiconductor Equipment 3.97%

Analog Devices, Inc.

82,600

$
2,301

Micron Technology, Inc.*

588,223

4,994

National Semiconductor Corp.

341,900

4,602

Xilinx, Inc.

192,500

4,863

Total

16,760

Software 3.66%

Adobe Systems, Inc.*

155,180

4,101

Autodesk, Inc.*

77,491

1,888

Intuit, Inc.*

197,400

6,864

McAfee, Inc.*

84,306

2,590

Total

15,443

Specialty Retail 2.39%

American Eagle Outfitters, Inc.

55,340

650

Guess?, Inc.

24,200

756

PetSmart, Inc.

151,300

4,565

Pier 1 Imports, Inc.*

192,300

1,233

Regis Corp.

186,800

2,908

Total

10,112

Textiles, Apparel & Luxury Goods 0.61%

V.F. Corp.

36,500

2,598

Water Utilities 0.16%

Aqua America, Inc.

39,200

693

Total Common Stocks (cost $384,537,643)

413,833

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.26%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $4,715,000 of Federal Home Loan Bank at 3.125% due 6/10/2011 and $585,000 of Federal Home Loan Bank at 3.375% due 6/24/2011; value: $5,427,338; proceeds: $5,316,570 (cost $5,316,570)	$5,317	$5,317

Total Investments in Securities 99.21% (cost $389,854,213)		419,150

Other Assets in Excess of Liabilities 0.79%		3,335

Net Assets 100.00%		$422,485

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $389,854,213)	$419,149,624
Receivables:
Investment securities sold	6,536,434
Dividends	276,420
Capital shares sold	179,266
Other assets	363
Total assets	426,142,107
LIABILITIES:
Payables:
Investment securities purchased	2,502,303
Capital shares reacquired	438,930
Management fee	277,896
Directors’ fees	85,629
Fund administration	14,821
Accrued expenses and other liabilities	337,891
Total liabilities	3,657,470
NET ASSETS	$422,484,637
COMPOSITION OF NET ASSETS:
Paid-in capital	$675,162,594
Distributions in excess of net investment income	(139,324)
Accumulated net realized loss on investments	(281,834,044)
Net unrealized appreciation on investments	29,295,411
Net Assets	$422,484,637
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	32,747,946
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.90

See Notes to Financial Statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $2,117)	$2,803,430
Interest	856
Total investment income	2,804,286
Expenses:
Management fee	1,762,669
Shareholder servicing	839,778
Fund administration	94,009
Reports to shareholders	37,607
Professional	24,897
Custody	15,128
Directors’ fees	6,951
Other	106,313
Gross expenses	2,887,352
Expense reductions (See Note 8)	(102)
Net expenses	2,887,250
Net investment loss	(82,964)
Net realized and unrealized gain (loss):
Net realized gain on investments	42,148,320
Net change in unrealized appreciation/depreciation on investments	(52,074,173)
Net realized and unrealized loss	(9,925,853)
Net Decrease in Net Assets Resulting From Operations	$(10,008,817)

See Notes to Financial Statements.

9

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income (loss)	$(82,964)	$2,077,676
Net realized gain (loss) on investments	42,148,320	(227,883,923)
Net realized loss on redemptions in-kind (See Note 6)	—	(31,304,963)
Net change in unrealized appreciation/depreciation on investments	(52,074,173)	341,935,651
Net increase (decrease) in net assets resulting from operations	(10,008,817)	84,824,441
Distributions to shareholders from:
Net investment income	—	(2,048,588)
Capital share transactions (See Note 11):
Proceeds from sales of shares	11,435,445	28,129,424
Reinvestment of distributions	—	2,048,588
Cost of shares reacquired	(49,568,527)	(93,415,185)
Redemptions in-kind (See Note 6)	—	(86,276,287)
Net decrease in net assets resulting from capital share transactions	(38,133,082)	(149,513,460)
Net decrease in net assets	(48,141,899)	(66,737,607)
NET ASSETS:
Beginning of period	$470,626,536	$537,364,143
End of period	$422,484,637	$470,626,536
Distributions in excess of net investment income	$(139,324)	$(56,360)

See Notes to Financial Statements.

10

Financial Highlights

	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009		2008	2007		2006		2005
Per Share Operating Performance
Net asset value, beginning of period	$13.26		$10.51		$18.90	$21.78		$21.09		$20.79

Investment operations:

Net investment income (loss)(a)	–	(b)	.05		.19	.09		.10		.11

Net realized and unrealized gain (loss)	(.36)		2.76		(7.68)	.07		2.47		1.60

Total from investment operations	(.36)		2.81		(7.49)	.16		2.57		1.71

Distributions to shareholders from:

Net investment income	–		(.06)		(.21)	(.10)		(.11)		(.10)

Net realized gain	–		–		(.69)	(2.94)		(1.77)		(1.31)

Total distributions	–		(.06)		(.90)	(3.04)		(1.88)		(1.41)

Net asset value, end of period	$12.90		$13.26		$10.51	$18.90		$21.78		$21.09

Total Return(c)	(2.64	)%(d)	26.62%		(39.36)%	.58%		12.23%		8.22%

Ratios to Average Net Assets:

Expenses, including expense reductions	.61	%(d)	1.22%		1.15%	1.12%		1.12%		1.13%

Expenses, excluding expense reductions	.61	%(d)	1.22%		1.15%	1.12%		1.12%		1.13%

Net investment income (loss)	(.02	)%(d)	.48%		1.21%	.40%		.48%		.51%

Supplemental Data:
Net assets, end of period (000)	$422,485		$470,627		$537,364	$1,052,158		$1,226,358		$1,197,020

Portfolio turnover rate	37.82	%(d)	112.51	%(e)	30.43%	35.39	%(e)	27.96	%(e)	24.67%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Includes portfolio securities delivered as a result of redemptions in-kind transactions.

See Notes to Financial Statements.

11

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers the Mid-Cap Value Portfolio (the “Fund”). The Fund is diversified as defined in the Act.

The investment objective of the Fund is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The

12

Notes to Financial Statements (unaudited)(continued)

statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$413,833	$–	$–	$413,833
Repurchase Agreement	–	5,317	–	5,317
Total	$413,833	$5,317	$–	$419,150
*	See Schedule of Investments for values in each industry.

13

Notes to Financial Statements (unaudited)(continued)

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2010, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2010, the Fund incurred expenses of $822,579 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

14

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$-	$2,048,588
Total distributions paid	$-	$2,048,588

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$59,666,300	$258,932,538	$318,598,838

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$394,182,062
Gross unrealized gain	43,446,847
Gross unrealized loss	(18,479,285)
Net unrealized security gain	$24,967,562

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$171,262,611	$210,027,070

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

6.    REDEMPTIONS IN-KIND

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (“redemptions in-kind”). For financial reporting purposes, the Fund recognizes a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if the cost exceeds value. During the fiscal year ended December 31, 2009, shareholders of the Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net loss of $31,304,963, which is included on the Statement of Changes in Net Assets.

7.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are

15

Notes to Financial Statements (unaudited)(continued)

allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	817,711	2,622,913
Reinvestment of distributions	–	153,108
Shares reacquired	(3,572,197)	(8,819,233)
Redemptions in-kind	–	(9,596,917)
Decrease	(2,754,486)	(15,640,129)

16

Notes to Financial Statements (unaudited)(concluded)

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are
distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett
Series Fund, Inc.

Mid-Cap Value Portfolio

LASFMCV-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For
the period ended June 30, 2010

Lord Abbett
Series Fund — Total Return Portfolio

Semiannual Report

For the period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director
of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Total Return Portfolio for the period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 19,
2010, commencement of investment operations, through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table
on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 4/19/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value

Ending Account Value

Expenses Paid
During Period†

4/19/10

6/30/10

4/19/10 - 6/30/10

Class VC

Actual

$
1,000.00

$
1,031.40

$
1.30

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,008.72

$
1.29

†

Net expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 73/365 (to reflect the period April 19, 2010, commencement of investment operations, to June 30, 2010).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*

%**

Auto

0.16%

Basic Industry

0.50%

Consumer Cyclical

1.64%

Consumer Discretionary

0.33%

Consumer Services

1.11%

Consumer Staples

0.89%

Energy

2.71%

Financial Services

28.31%

Government

35.40%

Health Care

1.64%

Integrated Oils

0.63%

Materials & Processing

3.84%

Municipal

1.96%

Other

0.48%

Producer Durables

1.47%

Technology

1.45%

Telecommunications

0.60%

Transportation

0.97%

Utilities

2.93%

Short-Term Investment

12.98%

Total

100.00%

*

A sector may comprise several industries.

**

Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

LONG-TERM INVESTMENTS 94.31%

ASSET-BACKED SECURITIES 7.85%

Automobiles 4.65%

Bank of America Auto Trust 2010-2 A2

0.91%

10/15/2012

$
5

$
5,004

BMW Vehicle Lease Trust 2009-1 A3

2.91%

3/15/2012

5

5,064

Capital Auto Receivables Asset Trust 2006-2 A3B

0.41%
#

5/15/2011

1

1,456

Capital Auto Receivables Asset Trust 2007-4A A3B

1.05%
#

12/15/2011

2

1,950

Capital Auto Receivables Asset Trust 2008-1 A3B

1.35%
#

8/15/2012

3

2,863

Capital One Prime Auto Receivables Trust 2007-2 A3

4.89%

1/15/2012

7

7,321

Ford Credit Auto Owner Trust 2009-A A2B

2.35%
#

8/15/2011

4

3,679

Honda Auto Receivables Owner Trust 2009-2 A2

2.22%

8/15/2011

7

6,542

Hyundai Auto Receivables Trust 2009-A A2

1.11%

2/15/2012

5

4,822

Hyundai Auto Receivables Trust 2010-A A2

0.86%

11/15/2012

5

5,002

USAA Auto Owner Trust 2007-2 A3

4.90%

2/15/2012

4

3,929

Volkswagen Auto Loan Enhanced Trust 2010-1 A2

0.66%

5/21/2012

5

4,997

Total

52,629

Credit Cards 2.21%

American Express Credit Account Master Trust 2005-5 A

0.39%
#

2/15/2013

5

5,000

Bank of America Credit Card Trust 2007-A12

0.55%
#

1/15/2013

5

5,000

Bank of America Credit Card Trust 2007-A2

0.37%
#

6/17/2013

5

4,996

Discover Card Master Trust I 2006-1 A2

0.40%
#

8/16/2013

5

4,994

MBNA Credit Card Master Note Trust 2003-A8

0.54%
#

12/17/2012

5

5,000

Total

24,990

Other 0.99%

SLM Student Loan Trust 2007-3 A1

0.306%
#

10/27/2014

11

11,279

Total Asset-Backed Securities (cost $88,775)

88,898

CORPORATE BONDS 33.31%

Air Transportation 0.89%

Southwest Airlines Co.†

10.50%

12/15/2011

9

10,044

Apparel 0.19%

Phillips-Van Heusen Corp.

7.75%

11/15/2023

2

2,188

Auto Parts: Original Equipment 0.09%

Cooper-Standard Automotive, Inc.†

8.50%

5/1/2018

1

1,013

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

Banks: Diversified 4.64%

Ally Financial, Inc.

1.75%

10/30/2012

$
5

$
5,090

Bank of America Corp.

2.10%

4/30/2012

10

10,245

Bank of America Corp.

5.625%

7/1/2020

5

5,049

Bank of America Corp.

7.375%

5/15/2014

5

5,609

CIT Group, Inc.

7.00%

5/1/2017

2

1,810

Citigroup, Inc.

8.50%

5/22/2019

2

2,388

Goldman Sachs Group, Inc. (The)

5.375%

3/15/2020

4

3,960

Goldman Sachs Group, Inc. (The)

6.125%

2/15/2033

3

2,946

JPMorgan Chase & Co.

6.00%

1/15/2018

3

3,318

JPMorgan Chase & Co

6.30%

4/23/2019

4

4,526

Kreditanstalt fuer Wiederaufbau (Germany)(a)

3.50%

3/10/2014

5

5,284

Morgan Stanley

7.25%

4/1/2032

2

2,255

Total

52,480

Banks: Money Center 0.44%

Asian Development Bank (Philippines)(a)

1.625%

7/15/2013

5

5,040

Biotechnology Research & Production 0.59%

Amgen, Inc.

5.70%

2/1/2019

4

4,655

Bio-Rad Laboratories, Inc.

7.50%

8/15/2013

2

2,032

Total

6,687

Broadcasting 0.65%

Allbritton Communications Co.†

8.00%

5/15/2018

2

1,990

Cox Communications, Inc.

4.625%

6/1/2013

5

5,335

Total

7,325

Brokers 0.42%

Raymond James Financial, Inc.

8.60%

8/15/2019

4

4,719

Building Materials 0.18%

Building Materials Corp. of America†

7.00%

2/15/2020

2

1,990

Cable Services 0.72%

Time Warner Cable, Inc.

7.50%

4/1/2014

7

8,140

Chemicals 1.20%

Airgas, Inc.†

7.125%

10/1/2018

3

3,225

CF Industries, Inc.

7.125%

5/1/2020

1

1,028

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

Chemicals (continued)

Methanex Corp. (Canada)(a)

6.00%

8/15/2015

$
2

$
1,947

Mosaic Co. (The)†

7.375%

12/1/2014

2

2,094

Mosaic Co. (The)†

7.625%

12/1/2016

3

3,241

Phibro Animal Health Corp.†

9.25%

7/1/2018

2

2,000

Total

13,535

Coal 0.17%

Drummond Co., Inc.

7.375%

2/15/2016

2

1,890

Computer Software 0.62%

BMC Software, Inc.

7.25%

6/1/2018

4

4,787

Intuit, Inc.

5.75%

3/15/2017

2

2,200

Total

6,987

Containers 0.62%

Crown Americas LLC/Crown Americas Capital Corp.

7.625%

11/15/2013

3

3,098

Pactiv Corp.

7.95%

12/15/2025

1

935

Rock-Tenn Co.

5.625%

3/15/2013

3

3,030

Total

7,063

Copper 0.39%

Freeport-McMoRan Copper & Gold, Inc.

8.375%

4/1/2017

4

4,406

Diversified 0.52%

BHP Billiton Finance USA Ltd. (Australia)(a)

6.50%

4/1/2019

4

4,805

Tyco Electronics Group SA (Switzerland)(a)

7.125%

10/1/2037

1

1,135

Total

5,940

Drugs 0.43%

Pfizer, Inc.

7.20%

3/15/2039

2

2,638

Valeant Pharmaceuticals International

8.375%

6/15/2016

2

2,270

Total

4,908

Electric: Power 2.38%

Bruce Mansfield Unit

6.85%

6/1/2034

2

2,055

Cleco Power LLC

6.50%

12/1/2035

1

1,081

KCP&L Greater Missouri Operations Co.

11.875%

7/1/2012

3

3,455

NiSource Finance Corp.

7.875%

11/15/2010

5

5,110

NiSource Finance Corp.

10.75%

3/15/2016

3

3,849

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

Electric: Power (continued)

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†

10.875%

6/1/2016

$
2

$
2,070

NV Energy, Inc.

8.625%

3/15/2014

2

2,065

Texas-New Mexico Power Co.†

9.50%

4/1/2019

4

5,073

Wisconsin Electric Power Co.

5.625%

5/15/2033

2

2,172

Total

26,930

Electronics 0.17%

Sensus USA, Inc.

8.625%

12/15/2013

2

1,960

Electronics: Semi-conductors/Components 0.59%

Agilent Technologies, Inc.

6.50%

11/1/2017

2

2,212

KLA-Tencor Corp.

6.90%

5/1/2018

4

4,482

Total

6,694

Energy Equipment & Services 0.47%

Cameron International Corp.

6.375%

7/15/2018

3

3,101

EQT Corp.

6.50%

4/1/2018

2

2,180

Total

5,281

Financial Services 3.42%

Ameriprise Financial, Inc.

5.30%

3/15/2020

2

2,093

AngloGold Ashanti Holdings plc (United Kingdom)(a)

6.50%

4/15/2040

1

1,035

Citigroup Funding, Inc.

1.875%

10/22/2012

5

5,108

Citigroup Funding, Inc.

2.25%

12/10/2012

5

5,150

General Electric Capital Corp.

2.00%

9/28/2012

10

10,244

General Electric Capital Corp.

6.875%

1/10/2039

8

8,862

Nomura Holdings, Inc. (Japan)(a)

6.70%

3/4/2020

1

1,060

Prudential Financial, Inc.

6.625%

6/21/2040

1

1,021

TD Ameritrade Holding Corp.

5.60%

12/1/2019

2

2,111

Western Union Co. (The)

6.20%

6/21/2040

2

2,077

Total

38,761

Financial: Miscellaneous 0.36%

NASDAQ OMX Group, Inc. (The)

4.00%

1/15/2015

2

2,036

Sally Holdings LLC/Sally Capital, Inc.

9.25%

11/15/2014

2

2,085

Total

4,121

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

Food 0.62%

Kraft Foods, Inc.

0.928%
#

8/11/2010

$
7

$
7,000

Gaming 0.20%

International Game Technology

7.50%

6/15/2019

2

2,326

Health Care Products 0.39%

Biogen Idec, Inc.

6.875%

3/1/2018

2

2,282

Biomet, Inc.

11.625%

10/15/2017

2

2,175

Total

4,457

Health Care Services 0.35%

DaVita, Inc.

6.625%

3/15/2013

3

3,019

Omega Healthcare Investors, Inc.†

7.50%

2/15/2020

1

1,002

Total

4,021

Household Furnishings 0.18%

ALH Finance LLC/ALH Finance Corp.

8.50%

1/15/2013

2

2,010

Industrial Products 0.37%

Vale Overseas Ltd. (Brazil)(a)

5.625%

9/15/2019

2

2,120

Vale Overseas Ltd. (Brazil)(a)

6.875%

11/21/2036

2

2,090

Total

4,210

Insurance 0.37%

Fidelity National Financial, Inc.

6.60%

5/15/2017

2

1,997

Willis North America, Inc.

7.00%

9/29/2019

2

2,151

Total

4,148

Investment Management Companies 0.30%

BlackRock, Inc.

6.25%

9/15/2017

3

3,444

Leasing 0.17%

International Lease Finance Corp.†

8.625%

9/15/2015

2

1,900

Leisure 0.44%

Seneca Gaming Corp.

7.25%

5/1/2012

2

1,965

Speedway Motorsports, Inc.

6.75%

6/1/2013

3

3,007

Total

4,972

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

Machinery: Agricultural 0.38%

Lorillard Tobacco Co.

8.125%

6/23/2019

$
2

$
2,222

Lorillard Tobacco Co.

8.125%

5/1/2040

2

2,066

Total

4,288

Machinery: Industrial/Specialty 0.19%

CPM Holdings, Inc.†

10.625%

9/1/2014

2

2,123

Machinery: Oil Well Equipment & Services 0.18%

Pride International, Inc.

7.375%

7/15/2014

2

2,003

Manufacturing 0.27%

Wabtec Corp.

6.875%

7/31/2013

3

3,049

Materials & Commodities 0.09%

RBS Global, Inc./Rexnord LLC†

8.50%

5/1/2018

1

975

Media 0.38%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.

7.625%

5/15/2016

2

2,175

Rainbow National Services LLC†

10.375%

9/1/2014

2

2,093

Total

4,268

Metals & Minerals: Miscellaneous 1.38%

Cliffs Natural Resources, Inc.

5.90%

3/15/2020

2

2,149

Compass Minerals International, Inc.

8.00%

6/1/2019

2

2,054

Newmont Mining Corp.

6.25%

10/1/2039

2

2,190

Rio Tinto Finance USA Ltd. (Australia)(a)

8.95%

5/1/2014

4

4,856

Teck Resources Ltd. (Canada)(a)

6.125%

10/1/2035

2

1,996

Teck Resources Ltd. (Canada)(a)

10.25%

5/15/2016

2

2,363

Total

15,608

Natural Gas 0.21%

Florida Gas Transmission Co. LLC†

7.90%

5/15/2019

2

2,344

Oil 1.35%

Continental Resources, Inc.†

7.375%

10/1/2020

1

987

Halliburton Co

6.15%

9/15/2019

2

2,195

Halliburton Co.

6.70%

9/15/2038

2

2,193

Panhandle Eastern Pipeline Co. LP

7.00%

6/15/2018

1

1,074

Shell International Finance BV (Netherland)(a)

5.50%

3/25/2040

2

2,138

Whiting Petroleum Corp.

7.00%

2/1/2014

1

1,025

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

Oil (continued)

Woodside Finance Ltd.
(Australia)†(a)

8.125%

3/1/2014

$
5

$
5,700

Total

15,312

Oil: Crude Producers 0.76%

NGPL PipeCo LLC†

6.514%

12/15/2012

2

1,993

NGPL PipeCo LLC†

7.119%

12/15/2017

1

955

Southeast Supply Header LLC†

4.85%

8/15/2014

2

2,101

XTO Energy, Inc.

6.10%

4/1/2036

3

3,565

Total

8,614

Oil: Integrated Domestic 0.60%

National Fuel Gas Co.

8.75%

5/1/2019

3

3,657

Pacific Energy Partners LP/PAA Finance Corp.

6.25%

9/15/2015

3

3,121

Total

6,778

Oil: Integrated International 0.08%

Transocean Ltd. (Switzerland)(a)

6.80%

3/15/2038

1

904

Real Estate Investment Trusts 0.66%

Federal Realty Investment Trust

5.40%

12/1/2013

3

3,234

Federal Realty Investment Trust

5.90%

4/1/2020

1

1,059

Simon Property Group LP

5.65%

2/1/2020

3

3,183

Total

7,476

Retail 0.21%

Wal-Mart Stores, Inc.

6.50%

8/15/2037

2

2,431

Services 0.18%

Iron Mountain, Inc.

7.75%

1/15/2015

2

2,025

Steel 0.93%

Allegheny Technologies, Inc.

9.375%

6/1/2019

4

4,730

ArcelorMittal (Luxembourg)(a)

9.85%

6/1/2019

3

3,755

Valmont Industries, Inc.

6.625%

4/20/2020

2

2,053

Total

10,538

Storage Facilities 0.18%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†

8.875%

3/15/2018

2

2,040

See Notes to Financial Statements.

10

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

Telecommunications 0.65%

Atlantic Broadband Finance LLC

9.375%

1/15/2014

$
2

$
2,025

CC Holdings GS V LLC/Crown Castle GS III Corp.†

7.75%

5/1/2017

2

2,125

Digitalglobe, Inc.

10.50%

5/1/2014

2

2,160

Millicom International Cellular SA (Luxembourg)(a)

10.00%

12/1/2013

1

1,035

Total

7,345

Telecommunications Equipment 0.39%

Cisco Systems, Inc.

4.95%

2/15/2019

4

4,404

Tobacco 0.35%

Altria Group, Inc.

9.95%

11/10/2038

3

3,952

Utilities: Electrical 0.35%

Calpine Corp.†

7.25%

10/15/2017

2

1,930

Otter Tail Corp.

9.00%

12/15/2016

2

2,085

Total

4,015

Total Corporate Bonds (cost $373,587)

377,082

GOVERNMENT SPONSORED ENTERPRISES BOND 0.51%

Federal National Mortgage Assoc. (cost $5,534)

5.25%

9/15/2016

5

5,757

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.30%

Federal Home Loan Mortgage Corp. K004 A2

4.186%

8/25/2019

10

10,386

Federal Home Loan Mortgage Corp. K005 A2

4.317%

11/25/2019

10

10,476

Federal Home Loan Mortgage Corp. K007 A1

3.342%

12/25/2019

5

5,119

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $25,213)

25,981

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 14.35%

Federal Home Loan Mortgage Corp.(b)

4.50%

TBA

10

10,357

Federal Home Loan Mortgage Corp.(b)

5.00%

TBA

15

15,991

Federal Home Loan Mortgage Corp.

5.088%
#

12/1/2035

10

10,306

Federal National Mortgage Assoc.(b)

5.00%

TBA

40

42,325

Federal National Mortgage Assoc.

5.229%
#

10/1/2035

11

12,091

Federal National Mortgage Assoc.

5.50%

11/1/2034 - 5/1/2036

66

71,392

Total Government Sponsored Enterprises Pass-Throughs (cost $161,098)

162,462

See Notes to Financial Statements.

11

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

MUNICIPAL BONDS 2.58%

General Obligation 0.45%

San Antonio TX Build Amer Bds Ser B(c)

6.038%

8/1/2040

$
5

$
5,124

Housing 0.47%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2

6.116%

1/15/2040

5

5,325

Sales Tax 0.46%

New York City NY Transnl Fin Auth Build America Bds

5.767%

8/1/2036

5

5,148

Transportation 0.75%

Bay Area Toll Auth CA Build Amer Bds Ser S1

6.918%

4/1/2040

3

2,999

UT Transit Auth Sales Tax Rev Build America Bds Ser B

5.937%

6/15/2039

5

5,483

Total

8,482

Utilities 0.45%

East Baton Rouge LA Swr Commn Build America Bds

6.087%

2/1/2045

5

5,060

Total Municipal Bonds (cost $28,811)

29,139

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.84%

Banc of America Commercial Mortgage, Inc. 2005-2 A5

4.857%

7/10/2043

10

10,550

Banc of America Commercial Mortgage, Inc. 2005-6 A1

5.001%

9/10/2047

2

2,199

Banc of America Commercial Mortgage, Inc. 2005-6 ASB

5.35%
#

9/10/2047

10

10,632

Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1

5.047%

7/15/2044

3

2,583

Credit Suisse Mortgage Capital 2006-C1 A2

5.512%

2/15/2039

10

10,303

GS Mortgage Securities Corp. II 2005-GG4 AABA

4.68%

7/10/2039

9

9,554

JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3

5.376%

7/12/2037

10

10,477

JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2

4.575%

7/15/2042

5

4,748

LB-UBS Commercial Mortgage Trust 2005-C1 A2

4.31%

2/15/2030

2

1,736

LB-UBS Commercial Mortgage Trust 2005-C3 A2

4.553%

7/15/2030

5

4,852

LB-UBS Commercial Mortgage Trust 2005-C3 A5

4.739%

7/15/2030

10

10,442

LB-UBS Commercial Mortgage Trust 2005-C5 A4

4.954%

9/15/2030

10

10,572

Merrill Lynch Mortgage Trust 2005-CKI1 A6

5.405%
#

11/12/2037

10

10,717

See Notes to Financial Statements.

12

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Trust 2005-MCP1 A2

4.556%

6/12/2043

$
3

$
2,819

Morgan Stanley Capital I 2003-IQ6 A2

4.17%

12/15/2041

3

3,092

Morgan Stanley Dean Witter Capital I 2003-TOP9 A1

3.98%

11/13/2036

5

4,839

Wachovia Bank Commercial Mortgage Trust 2005-C19 A2

4.516%

5/15/2044

2

1,884

Wachovia Bank Commercial Mortgage Trust 2005-C21 A4

5.382%
#

10/15/2044

10

10,712

Total Non-Agency Commercial Mortgage-Backed Securities (cost $121,446)

122,711

PASS-THROUGH AGENCY 0.94%

Government National Mortgage Assoc.(b) (cost $10,642)

5.00%

TBA

10

10,653

U.S. TREASURY OBLIGATIONS 21.63%

U.S. Treasury Bond

4.625%

2/15/2040

1

1,124

U.S. Treasury Note

1.125%

6/15/2013

15

15,062

U.S. Treasury Note

1.375%

5/15/2013

14

14,173

U.S. Treasury Note

1.875%

6/30/2015

19

19,076

U.S. Treasury Note

2.125%

5/31/2015

105

106,821

U.S. Treasury Note

2.375%

10/31/2014

41

42,307

U.S. Treasury Note

3.50%

5/15/2020

23

24,075

U.S. Treasury Strips

Zero Coupon

11/15/2022

15

9,575

U.S. Treasury Strips

Zero Coupon

11/15/2027

25

12,646

Total U.S. Treasury Obligations (cost $239,866)

244,859

Total Long-Term Investments (cost $1,054,972)

1,067,542

SHORT-TERM INVESTMENT 14.06%

Repurchase Agreement

Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $160,000 of Federal Home Loan Bank at 4.375% due 9/17/2010; value: $163,408;
proceeds: $159,198 (cost $159,198)

159

159,198

Total Investments in Securities 108.37% (cost $1,214,170)

1,226,740

Liabilities in Excess of Other Assets (8.37%)

(94,755
)

Net Assets 100.00%

$
1,131,985

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)(concluded)

June 30, 2010

#

Variable rate security. The interest rate represents the rate in effect at June 30, 2010.

†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)

Foreign security traded in U.S. dollars.

(b)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(c)

Security purchased on a when-issued basis (See Note 2(g)).

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments in securities, at cost

$
1,214,170

Investments in securities, at value

$
1,067,542

Repurchase agreement, at value

159,198

Receivables:

Capital shares sold

28,977

Investment securities sold

21,149

From advisor (See Note 3)

8,468

Interest and dividends

6,948

Prepaid expenses

8,441

Total assets

1,300,723

LIABILITIES:

Payables:

Investment securities purchased

146,912

Offering costs

4,518

Management fee

383

Fund administration

34

Directors’ fees

4

Accrued expenses and other liabilities

16,887

Total liabilities

168,738

NET ASSETS

$
1,131,985

COMPOSITION OF NET ASSETS:

Paid-in capital

$
1,102,424

Undistributed net investment income

4,313

Accumulated net realized gain on investments

12,678

Net unrealized appreciation on investments

12,570

Net Assets

$
1,131,985

Outstanding shares (50 million shares of common stock authorized, $.001 par value)

73,334

  Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)

$15.44

See Notes to Financial Statements.

15

Statement of Operations (unaudited)

For the Period Ended June 30, 2010*

Investment income:

Interest

$
5,618

Total investment income

5,618

Expenses:

Management fee

918

Shareholder servicing

600

Professional

13,040

Reports to shareholders

3,976

Offering costs

2,110

Custody

467

Fund administration

82

Directors’ fees

6

Other

412

Gross expenses

21,611

Management fee waived and expenses reimbursed (See Note 3)

(20,306
)

Net expenses

1,305

Net investment income

4,313

Net realized and unrealized gain:

Net realized gain on investments

12,678

Net change in unrealized appreciation on investments

12,570

Net realized and unrealized gain

25,248

Net Increase in Net Assets Resulting From Operations

$
29,561

*

For the period April 19, 2010 (commencement of investment operations) to June 30, 2010.

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

INCREASE IN NET ASSETS

For the Period April 19, 2010 to June 30, 2010* (unaudited)

Operations:

Net investment income

$
4,313

Net realized gain on investments

12,678

Net change in unrealized appreciation on investments

12,570

Net increase in net assets resulting from operations

29,561

Capital share transactions (See Note 10):

Proceeds from sales of shares

1,102,428

Cost of shares reacquired

(4
)

Net increase in net assets resulting from capital share transactions

1,102,424

Net increase in net assets

1,131,985

NET ASSETS:

Beginning of period

$
–

End of period

$
1,131,985

Undistributed net investment income

$
4,313

*

For the period April 19, 2010 (commencement of investment operations) to June 30, 2010.

See Notes to Financial Statements.

17

Financial Highlights

4/19/2010(a) to 6/30/2010 (unaudited)

Per Share Operating Performance

Net asset value, beginning of period

$15.00

Investment operations:

Net investment income(b)

.06

Net realized and unrealized gain

.38

Total from investment operations

.44

Net asset value, end of period

$15.44

Total Return(c)

3.14
%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

.13
%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed

.13
%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

2.12
%(d)

Net investment income

.42
%(d)

Supplemental Data:

Net assets, end of period (000)

$1,132

Portfolio turnover rate

168.70
%(d)

(a)

  Commencement of investment operations was 4/19/2010, SEC effective date and date shares first became available to the public was 5/1/2010.

(b)

Calculated using average shares outstanding during the period.

(c)

Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Total Return Portfolio (the “Fund”). The Fund commenced investment operations on April 19, 2010. The Fund became effective with the SEC and shares first became available to the public on May 1, 2010. The Fund is diversified as defined in the Act.

The investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund offers Variable Contract class shares
(“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method.

19

Notes to Financial Statements (unaudited)(continued)

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the
Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

When-Issued, Forward Transactions or To-be-announced “TBA” Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis.
When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term
U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)

  Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal

20

Notes to Financial Statements (unaudited)(continued)

or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•

Level 1 - quoted prices in active markets for identical investments;

•

  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*

Level 1

Level 2

Level 3

Total

Asset-Backed Securities

$
–

$
88,898

$
–

$
88,898

Corporate Bonds

–

377,082

–

377,082

Government Sponsored Enterprises Bond

–

5,757

–

5,757

Government Sponsored Enterprises Collateralized Mortgage Obligations

–

25,981

–

25,981

Government Sponsored Enterprises Pass-Throughs

–

162,462

–

162,462

Municipal Bonds

–

29,139

–

29,139

Non-Agency Commercial Mortgage-Backed Securities

–

122,711

–

122,711

Pass-Through Agency

–

10,653

–

10,653

U.S. Treasury Obligations

–

244,859

–

244,859

Repurchase Agreement

–

159,198

–

159,198

Total

$
–

$
1,226,740

$
–

$
1,226,740

*

See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with
Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

21

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion

.45%

Next $1 billion

.40%

Over $2 billion

.35%

For the period ended May 31, 2010, the effective
management fee, before waivers and expenses reimbursed, was at an annualized rate of .45% of the Fund’s average daily net assets.

Lord Abbett
provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .64%. For the period April 19, 2010 to April 30, 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses based on the same terms above. The contractual agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, may enter into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The
Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the period ended June 30, 2010, the Fund did not incur expenses for such services arrangements.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

22

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost

$
1,214,170

Gross unrealized gain

13,791

Gross unrealized loss

(1,221
)

Net unrealized security gain

$
12,570

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2010 were as follows:

  U.S.
 Government
Purchases*

  Non-U.S.
 Government
Purchases

  U.S.
 Government
Sales*

  Non-U.S.
 Government
Sales

$1,870,537

$
906,323

$
1,603,893

$
92,723

*

Includes U.S. Government sponsored enterprises securities.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT
RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

23

Notes to Financial Statements (unaudited)(continued)

The Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Fund may invest are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index.
Whether the Fund’s use of derivatives is successful will depend on, among other things, if the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks.
Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can
affect the Fund’s performance.

24

Notes to Financial Statements (unaudited)(concluded)

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

  Period Ended
 June 30,
2010†
(unaudited)

Shares sold

73,334

Shares reacquired

—
(a)

Increase

73,334

†

For the period April 19, 2010 (commencement of investment operations) to June 30, 2010.

(a)

Amount is less than 1 share.

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

25

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at
888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description
of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The
Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to
publicinfo@sec.gov.

26

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are
distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett
Series Fund, Inc.

Total Return Portfolio

SFTR-PORT-3-0610

(08/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Value Opportunities Portfolio

For the period ended June 30, 2010

Lord Abbett
Series Fund — Value Opportunities Portfolio Semiannual Report

For the period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director
of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Value Opportunities Portfolio for the
period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 26, 2010, commencement of investment operations, through June 30, 2010).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual
Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 4/26/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value

Ending Account Value

Expenses Paid
During Period†

4/26/10

6/30/10

4/26/10 - 6/30/10

Class VC

Actual

$
1,000.00

$
833.70

$
1.82

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,007.04

$
2.00

†

Net expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 66/365 (to reflect the period April 26, 2010, commencement of investment operations, to June 30, 2010).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*

%**

Consumer Discretionary

11.10%

Energy

6.61%

Financials

18.81%

Health Care

10.60%

Industrials

23.91%

Information Technology

16.87%

Materials

9.48%

Utilities

2.62%

Total

100.00%

*

A sector may comprise several industries.

**

Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2010

Investments

Shares

Value

COMMON STOCKS 95.52%

Aerospace & Defense 1.81%

Curtiss-Wright Corp.

38

$
1,104

Hexcel Corp.*

124

1,923

Total

3,027

Air Freight & Logistics 2.08%

Atlas Air Worldwide Holdings, Inc.*

38

1,805

C.H. Robinson Worldwide, Inc.

30

1,670

Total

3,475

Auto Components 0.57%

Gentex Corp.

53

953

Automobiles 0.49%

Harley-Davidson, Inc.

37

823

Building Products 0.53%

Trex Co., Inc.*

44

884

Capital Markets 0.98%

Lazard Ltd. Class A

61

1,629

Chemicals 3.45%

Albemarle Corp.

79

3,137

Olin Corp.

145

2,623

Total

5,760

Commercial Banks 11.39%

Comerica, Inc.

123

4,530

Commerce Bancshares, Inc.

60

2,159

East West Bancorp, Inc.

71

1,083

Fifth Third Bancorp

128

1,573

First Financial Bancorp

170

2,541

Huntington Bancshares, Inc.

101

560

KeyCorp

326

2,507

Popular, Inc.*

279

748

Texas Capital Bancshares, Inc.*

92

1,509

Webster Financial Corp.

101

1,812

Total

19,022

Investments

Shares

Value

Commercial Services & Supplies 2.26%

Tetra Tech, Inc.*

82

$
1,608

Waste Connections, Inc.*

62

2,163

Total

3,771

Computers & Peripherals 1.88%

Diebold, Inc.

48

1,308

QLogic Corp.*

110

1,828

Total

3,136

Construction & Engineering 2.46%

Chicago Bridge & Iron Co. NV (Netherlands)*(a)

68

1,279

EMCOR Group, Inc.*

56

1,298

Jacobs Engineering Group, Inc.*

42

1,530

Total

4,107

Diversified Financial Services 1.03%

CIT Group, Inc.*

51

1,727

Electric: Utilities 1.44%

Cleco Corp.

91

2,403

Electrical Equipment 3.48%

AMETEK, Inc.

52

2,088

EnerSys*

98

2,094

Roper Industries, Inc.

29

1,623

Total

5,805

Electronic Equipment, Instruments & Components 1.79%

Amphenol Corp. Class A

34

1,336

Plexus Corp.*

62

1,658

Total

2,994

Energy Equipment & Services 3.66%

Bristow Group, Inc.*

46

1,352

Key Energy Services, Inc.*

168

1,542

Oceaneering International, Inc.*

24

1,078

Superior Energy Services, Inc.*

71

1,326

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments

Shares

Value

Energy Equipment & Services (continued)

Weatherford International Ltd. (Switzerland)*(a)

62

$
815

Total

6,113

Health Care Equipment & Supplies 2.72%

Integra LifeSciences Holdings*

38

1,406

Kinetic Concepts, Inc.*

40

1,460

Teleflex, Inc.

31

1,683

Total

4,549

Health Care Providers & Services 3.27%

AmerisourceBergen Corp.

28

889

DaVita, Inc.*

19

1,186

LifePoint Hospitals, Inc.*

61

1,915

McKesson Corp.

22

1,478

Total

5,468

Hotels, Restaurants & Leisure 1.25%

Darden Restaurants, Inc.

32

1,243

Hyatt Hotels Corp. Class A*

23

853

Total

2,096

Household Durables 1.52%

Fortune Brands, Inc.

65

2,547

Information Technology Services 7.92%

Alliance Data Systems Corp.*

41

2,440

Amdocs Ltd. (Guernsey)*(a)

93

2,497

Fiserv, Inc.*

50

2,283

Global Payments, Inc.

30

1,096

Lender Processing Services, Inc.

55

1,722

Sapient Corp.

314

3,184

Total

13,222

Insurance 2.44%

HCC Insurance Holdings, Inc.

74

1,832

PartnerRe Ltd.

32

2,244

Total

4,076

Life Sciences Tools & Services 1.30%

PerkinElmer, Inc.

105

2,170

Investments

Shares

Value

Machinery 2.75%

Actuant Corp. Class A

48

$
904

RBC Bearings, Inc.*

50

1,449

WABCO Holdings, Inc.*

71

2,235

Total

4,588

Marine 0.71%

Kirby Corp.*

31

1,186

Media 1.59%

Interpublic Group of Cos., Inc. (The)*

372

2,652

Metals & Mining 5.60%

Agnico-Eagle Mines Ltd. (Canada)(a)

41

2,492

Carpenter Technology Corp.

36

1,182

Gerdau Ameristeel Corp.*

76

828

IAMGOLD Corp. (Canada)(a)

114

2,016

Metals USA Holdings Corp.*

74

1,106

Reliance Steel & Aluminum Co.

48

1,735

Total

9,359

Multi-Utilities 1.06%

Wisconsin Energy Corp.

35

1,776

Oil, Gas & Consumable Fuels 2.65%

Concho Resources, Inc.*

36

1,992

Petrohawk Energy Corp.*

54

916

Range Resources Corp.

38

1,526

Total

4,434

Pharmaceuticals 2.83%

Warner Chilcott plc Class A (Ireland)*(a)

88

2,011

Watson Pharmaceuticals, Inc.*

67

2,718

Total

4,729

Professional Services 1.24%

Robert Half International, Inc.

31

730

TrueBlue, Inc.*

120

1,343

Total

2,073

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments

Shares

Value

Real Estate Investment Trusts 2.13%

DiamondRock Hospitality Co.*

62

$
510

Duke Realty Corp.

118

1,339

DuPont Fabros Technology, Inc.

35

860

Host Hotels & Resorts, Inc.

63

849

Total

3,558

Road & Rail 5.52%

Con-way, Inc.

53

1,591

Genesee & Wyoming, Inc. Class A*

41

1,530

Heartland Express, Inc.

134

1,946

Kansas City Southern*

57

2,072

Knight Transportation, Inc.

103

2,085

Total

9,224

Semiconductors & Semiconductor Equipment 1.74%

Cypress Semiconductor Corp.*

156

1,566

Lam Research Corp.*

35

1,332

Total

2,898

Software 2.80%

Autodesk, Inc.*

35

853

Nuance Communications, Inc.*

83

1,241

Rovi Corp.*

68

2,578

Total

4,672

Investments

Shares

Value

Specialty Retail 3.05%

Dress Barn, Inc. (The)*

78

$
1,857

Regis Corp.

158

2,460

Williams-Sonoma, Inc.

31

769

Total

5,086

Textiles, Apparel & Luxury Goods 2.13%

K-Swiss, Inc.*

42

472

Phillips-Van Heusen Corp.

28

1,296

Skechers U.S.A., Inc. Class A*

49

1,789

Total

3,557

Total Investments in Common Stocks 95.52% (cost $189,533)

159,549

Cash and Other Assets in Excess of Liabilities 4.48%

7,486

Net Assets 100%

$
167,035

*

Non-income producing security.

(a)

Foreign security traded in U.S. dollars

See Notes to Financial Statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments in securities, at value (cost $189,533)

$
159,549

Cash

9,792

Receivables:

From advisor (See Note 3)

7,612

Dividends

69

Investment securities sold

18

Prepaid expenses

7,476

Total assets

184,516

LIABILITIES:

Payables:

Offering costs

3,094

Investment securities purchased

939

Management fee

109

Fund administration

6

Directors’ fees

1

Accrued expenses and other liabilities

13,332

Total liabilities

17,481

NET ASSETS

$
167,035

COMPOSITION OF NET ASSETS:

Paid-in capital

$
200,031

Accumulated net investment loss

(90
)

Accumulated net realized loss on investments

(2,922
)

Net unrealized depreciation on investments

(29,984
)

Net Assets

$
167,035

Outstanding shares (50 million shares of common stock authorized, $.001 par value)

13,335

  Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares)

$12.53

See Notes to Financial Statements.

7

Statement of Operations (unaudited)

For the Period Ended June 30, 2010*

Investment income:

Dividends

$
272

Total investment income

272

Expenses:

Management fee

247

Shareholder servicing

542

Professional

9,873

Reports to shareholders

3,696

Offering costs

1,651

Custody

434

Fund administration

13

Directors’ fees

1

Other

393

Gross expenses

16,850

Management fee waived and expenses reimbursed (See Note 3)

(16,488
)

Net expenses

362

Net investment loss

(90
)

Net realized and unrealized loss:

Net realized loss on investments

(2,922
)

Net change in unrealized depreciation on investments

(29,984
)

Net realized and unrealized loss

(32,906
)

Net Decrease in Net Assets Resulting From Operations

$
(32,996
)

*

For the period April 26, 2010 (commencement of investment operations) to June 30, 2010.

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

INCREASE IN NET ASSETS

  For the Period
 April 26, 2010 to June 30,
2010* (unaudited)

Operations:

Net investment loss

$
(90
)

Net realized loss on investments

(2,922
)

Net change in unrealized depreciation on investments

(29,984
)

Net decrease in net assets resulting from operations

(32,996
)

Capital share transactions (See Note 10):

Proceeds from sales of shares

200,031

Net increase in net assets resulting from capital share transactions

200,031

Net increase in net assets

167,035

NET ASSETS:

Beginning of period

$
–

End of period

$
167,035

Accumulated net investment loss

$
(90
)

*

For the period April 26, 2010 (commencement of investment operations) to June 30, 2010.

See Notes to Financial Statements.

9

Financial Highlights

4/26/2010(a)
to 6/30/2010 (unaudited)

Per Share Operating Performance

Net asset value, beginning of period

$15.00

Investment operations:

Net investment loss(b)

(.01
)

Net realized and unrealized loss

(2.46
)

Total from investment operations

(2.47
)

Net asset value, end of period

$12.53

Total Return(c)

(16.63
)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

.20
%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed

.20
%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

9.29
%(d)

Net investment loss

(.05
)%(d)

Supplemental Data:

Net assets, end of period (000)

$167

Portfolio turnover rate

14.21
%(d)

(a)

  Commencement of investment operations was 4/26/2010, SEC effective date and date shares first became available to the public was 5/1/2010.

(b)

Calculated using average shares outstanding during the period.

(c)

  Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

10

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Value Opportunities Portfolio (the “Fund”). The Fund commenced investment operations on April 26, 2010. The Fund became effective with the SEC and shares first became available to the public on May 1, 2010. The Fund is diversified as defined in the Act.

The investment objective of the Fund is long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”) which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

11

Notes to Financial Statements (unaudited)(continued)

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•

Level 1 – quoted prices in active markets for identical investments;

•

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*

Level 1

Level 2

Level 3

Total

Common Stocks

$
159,549

$
–

$
–

$
159,549

Total

$
159,549

$
–

$
–

$
159,549

*

See Schedule of Investments for values in each industry.

12

Notes to Financial Statements (unaudited)(continued)

3.    MANAGEMENT FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion

.75%

Next $1 billion

.70%

Over $2 billion

.65%

For the period ended June 30, 2010, the effective
management fee, before waivers and expenses reimbursed was at an annualized rate of .75% of the Fund’s average daily net assets.

Lord Abbett
provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed and annual rate of 1.10%. For the period April 26, 2010 to April 30, 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses based on the same terms above. The contractual agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, may enter into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The
Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the period ended June 30, 2010, the Fund did not incur expenses for such services arrangements.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

13

Notes to Financial Statements (unaudited)(continued)

reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost

$
189,533

Gross unrealized gain

465

Gross unrealized loss

(30,449
)

Net unrealized security loss

$
(29,984
)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2010 were as follows:

Purchases

Sales

$217,099

$
24,644

There were no purchases or sales of U.S. Government
securities for the period ended June 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operation and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

14

Notes to Financial Statements (unaudited)(concluded)

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small and mid-sized company stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the
Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign
companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect
the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

  Period Ended
 June 30,
2010†
(unaudited)

Shares sold

13,335

Increase

13,335

†

For the period April 26, 2010 (commencement of investment operations) to June 30, 2010.

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

15

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at
888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description
of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The
Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

16

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are
distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett
Series Fund, Inc.

Value Opportunities Portfolio

SFVALOPP-PORT-3-0610

(08/10)

Item 2:
Code of Ethics.

Not applicable.

Item 3:
Audit Committee Financial Expert.

Not applicable.

Item 4:
Principal Accountant Fees and Services.

Not applicable.

Item 5:
Audit Committee of Listed Registrants.

Not applicable.

Item 6:
Investments.

Not applicable.

Item 7:
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:
Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:
Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:
Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:
Exhibits.

(a)(1)
Amendments to Code of Ethics – Not applicable.

(a)(2)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)
Not applicable.

(b)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: August 12, 2010

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: August 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: August 12, 2010

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: August 12, 2010